The Lincoln Benefit Life Variable Annuity

                        Prospectus dated August 10, 2001

Lincoln Benefit Life Company ("Lincoln Benefit" "we", or "us") is offering the Lincoln Benefit Variable Annuity, a group and individual flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.


The Contract currently offers 37 "INVESTMENT ALTERNATIVES". The investment alternatives include 3 fixed account options ("FIXED ACCOUNT OPTIONS") and 34 variable subaccounts ("VARIABLE SUBACCOUNTS") of the Lincoln Benefit Life Variable Annuity Account ("VARIABLE ACCOUNT"). Each Variable Subaccount invests exclusively in shares of the portfolios ("Portfolios") of the following mutual funds ("FUNDS"):

AIM Variable Insurance Funds
Fidelity Variable Insurance Products Fund
Janus Aspen Series
Lazard Retirement Series, Inc.
LSA Variable Series Trust MFS
Variable Insurance Trust
The Universal Institutional Funds, Inc.
OCC Accumulation Trust
Oppenheimer Variable Account Funds
Panorama Series Fund, Inc.
PIMCO Variable Insurance Trust
Putnam Variable Trust
Rydex Variable Trust
Salomon Brothers Variable Series Funds Inc.
Van Kampen Life Investment Trust


Each Fund has multiple Portfolios. Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your representative for further information on the availability of Funds and/or Portfolios. Your annuity application will list all available Portfolios.

Lincoln Benefit has filed a Statement of Additional Information, dated August 10, 2001, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page C-1 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

IMPORTANT NOTICES: THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE CONTRACTS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE CONTRACTS ARE NOT FDIC INSURED.

TABLE OF CONTENTS

                                                                        Page
Overview...............................................................
     Important Terms...................................................3
     The Contract At A Glance..........................................4
     How the Contract Works............................................7
     Expense Table.....................................................8
     Financial Information.............................................14
Contract Features......................................................
     The Contract......................................................15
     Purchases.........................................................16
     Contract Value....................................................17
     Investment Alternatives...........................................19
         The Variable Subaccounts......................................19
         The Fixed Account Options.....................................21
         Transfers.....................................................24
     Expenses..........................................................25
     Access To Your Money..............................................27
     Contract Loans....................................................28
     Income Payments...................................................30
     Death Benefits....................................................32
Other Information......................................................
     More Information:.................................................37
         Lincoln Benefit Life..........................................37
         The Variable Account..........................................37
         The Portfolios................................................37
         The Contract..................................................38
         Qualified Plans...............................................39
         Legal Matters.................................................39
     Taxes.............................................................39
     Annual Reports and Other Documents................................42
     Experts...........................................................42
     Performance Information...........................................43
Appendix A - Market Value Adjustment Example                           A-1
Appendix B - Calculation of Enhanced Earnings Death Benefit Amount     B-1
Statement of Additional Information Table of Contents                  C-1

IMPORTANT TERMS

THIS PROSPECTUS USES A NUMBER OF IMPORTANT TERMS THAT YOU MAY NOT BE FAMILIAR WITH. THE INDEX BELOW IDENTIFIES THE PAGE THAT DESCRIBES EACH TERM. THE FIRST USE OF EACH TERM IN THIS PROSPECTUS APPEARS IN HIGHLIGHTS.

                                                                       Page
     Accumulation Phase................................................7
     Accumulation Unit.................................................14
     Accumulation Unit Value...........................................14
     Anniversary Values................................................33
     Annuitant.........................................................5
     Automatic Additions Program.......................................5
     Automatic Portfolio Rebalancing Program...........................5
     Beneficiary.......................................................7
     Cancellation Period...............................................4
     Contingent Beneficiary............................................15
     *Contract.........................................................1
     Contract Anniversary..............................................6
     Contract Owner ("You")............................................7
     Contract Value....................................................6
     Contract Year.....................................................4
     Death Benefit Anniversary.........................................33
     Dollar Cost Averaging Program.....................................5
     Due Proof of Death................................................32
     Enhanced Earnings Death Benefit Rider.............................4
     Enhanced Death Benefit Rider......................................4
     Excess-of-Earnings Withdrawal.....................................35
     Fixed Account Options.............................................1
     Free Withdrawal Amount............................................26
     Funds.............................................................1
     Guarantee Periods.................................................21
     Guaranteed Income Benefit.........................................32
     Guaranteed Maturity Fixed Account.................................21
     Income Base.......................................................32
     Income Benefit Rider..............................................4
     Income Plan.......................................................7
     In-Force Premium..................................................34
     Investment Alternatives...........................................1
     Issue Date........................................................7
     Lincoln Benefit ("We" or "Us")....................................1
     Loan Account......................................................29
     Market Value Adjustment...........................................6
     Payout Phase......................................................7
     Payout Start Date.................................................6
     Portfolios........................................................1
     Primary Beneficiary...............................................15
     Rider Date........................................................12
     SEC...............................................................1
     Settlement Value..................................................33
     Systematic Withdrawal Program.....................................5
     Tax Qualified Contracts...........................................7
     Valuation Date....................................................17
     Variable Account..................................................1
     Variable Subaccount...............................................1

*In certain states the Contract is available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise.

THE CONTRACT AT A GLANCE

THE FOLLOWING IS A SNAPSHOT OF THE CONTRACT. PLEASE READ THE REMAINDER OF THIS PROSPECTUS FOR MORE INFORMATION.

FLEXIBLE PAYMENTS

You can purchase a Contract with as little as $10,000. You can add to your Contract as often and as much as you like, but each payment must be at least $100 unless you enroll in an automatic payment plan, in which case each payment must be at least $50.

RIGHT TO CANCEL

You may cancel your Contract within 20 days of receipt or any longer period as your state may require ("CANCELLATION PERIOD"). Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the Variable Account.

EXPENSES

You will bear the following expenses:

o Total Variable Account annual fees equal to 1.35% of average daily net assets (1.60% if you select the ENHANCED DEATH BENEFIT RIDER, 1.55% if you elect the INCOME BENEFIT RIDER, and 1.80% if you select both the Enhanced Death Benefit and the Income Benefit Riders).

o If you select the ENHANCED EARNINGS DEATH BENEFIT RIDER, you would pay an additional annual fee of up to 0.35% of average daily net assets (depending on the oldest Contract owner's age on the date we issue the Rider). For more information about Variable Account expenses, see "EXPENSES" below.


o Withdrawal charges ranging from 0% to 8% of purchase payment withdrawn (with certain exceptions)

o Transfer fee of up to .50% of the transfer amount, but not less than $25, after 12th transfer in any Contract Year (fee currently waived)

o State premium tax (if your state imposes one). In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Subaccount.

INVESTMENT ALTERNATIVES


The Contract offers 37 investment alternatives including:


o    3 Fixed Account Options (which credit interest at rates we guarantee)


o 34 Variable Subaccounts investing in Portfolios offering professional money management by these investment advisers:

                  A I M Advisors, Inc.
                  Fidelity Management & Research Company
                  Janus Capital Corporation
                  Lazard Asset Management LSA Asset Management LLC MFS Investment Management
                  Miller Anderson & Sherrerd, LLP
                  OpCap Advisors
                  OppenheimerFunds, Inc.
                  Pacific Investment Management Company
                  Putnam Investment Management, Inc.
                  Rydex Global Advisers
                  Salomon Brothers Asset Management
                  Van Kampen Asset Management Inc.


TO FIND OUT CURRENT RATES BEING PAID ON THE FIXED ACCOUNT OPTIONS OR HOW THE VARIABLE SUBACCOUNTS HAVE PERFORMED, CALL US AT 1-800-525-9287.

SPECIAL SERVICES

For your convenience, we offer these special services:

o        AUTOMATIC PORTFOLIO REBALANCING PROGRAM
o        AUTOMATIC ADDITIONS PROGRAM
o        DOLLAR COST AVERAGING PROGRAM
o        SYSTEMATIC WITHDRAWAL PROGRAM

INCOME PAYMENTS

You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:

o        life income with guaranteed payments

o        a "joint and survivor" life income with guaranteed payments

o        guaranteed payments for a specified period (5 to 30years)

We offer an optional Income Benefit Rider.

DEATH BENEFITS

If you or the ANNUITANT (if the Contract Owner is a non-living person) die before the PAYOUT START DATE, we will pay the death benefit described in the Contract. We offer an Enhanced Death Benefit Rider and Enhanced Earnings Death Benefit Rider.

TRANSFERS

Before the Payout Start Date, you may transfer your Contract value ("CONTRACT VALUE") among the investment alternatives, with certain restrictions. We do not currently impose a fee upon transfers. However, we reserve the right to charge up to .50% of the transfer amount, but not less than $25 per transfer after the 12th transfer in each "Contract Year", which we measure from the date we issue your Contract or a Contract anniversary "CONTRACT ANNIVERSARY"), which is the anniversary of your Contract's Issue Date.

WITHDRAWALS

You may withdraw some or all of your Contract Value at anytime prior to the Payout Start Date. In general, you must withdraw at least $50 at a time. Full or partial withdrawals are available under limited circumstances on or after the Payout Start Date. A 10% federal tax penalty may apply if you withdraw before you are 59 1/2 years old. A withdrawal charge and a MARKET VALUE ADJUSTMENT also may apply.

HOW THE CONTRACT WORKS

The Contract basically works in two ways.


First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in up to 37 investment alternatives and pay no federal income taxes on any earnings until you withdraw them. The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. See "Tax Qualified Contracts" on page 4. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Subaccounts and/or Fixed Account Options. If you invest in any of the three Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Subaccounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.


Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS")
described on page 30. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Subaccounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.



 ISSUE            ACCUMULATION PHASE        PAYOUT START                     PAYOUT PHASE
 DATE                                          DATE

You buy             You save for           You elect to receive         You can receive      Or you can
a Contract          retirement              income payments or          income payments      receive
                                              receive a lump            for a set period     income payments
                                               sum payment                                   for life


As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. SEE "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner, or if there is none, to your Beneficiary. SEE "Death Benefits."

Please call us at 1-800-525-9287 if you have any questions about how the Contract works.

EXPENSE TABLE

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge (as a percentage of purchase payments)*

Number of Complete Years Since We Received the Purchase Payment Being Withdrawn:

                                  0     1    2     3    4     5    6     7    8+

Applicable Charge:                8%    7%   7%    6%   6%    5%   4%    3%   0%

Transfer Fee- up to .50% of the transfer amount, but not less than $25** *Each Contract Year, you may withdraw the greater of earnings not previously withdrawn or 15% of your New Purchase Payments (as defined in "Withdrawal Charge" below)without incurring a withdrawal charge. You may withdraw any Purchase Payment made more than 8 years before the withdrawal, which have not been previously withdrawn, without paying the charge.

**Applies solely to the thirteenth and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUBACCOUNT)

Without the Enhanced Death Benefit or Income Benefit Riders
Mortality and Expense Risk Charge            1.25%
Administrative Expense Charge                0.10%
Total Variable Account Annual Expenses       1.35%

With the Enhanced Death Benefit Rider
Mortality and Expense Risk Charge            1.50%
Administrative Expense Charge                0.10%
Total Variable Account Annual Expenses       1.60%

With the Income Benefit Rider
Mortality and Expense Risk Charge            1.45%
Administrative Expense Charge                0.10%
Total Variable Account Annual Expenses       1.55%

With the Income Benefit and Enhanced Death Benefit Riders
Mortality and Expense Risk Charge            1.70%
Administrative Expense Charge                0.10%
Total Variable Account Annual Expenses       1.80%

If you elect the Enhanced Earnings Death Benefit Rider, your Total Variable Account Annual Expenses will be increased, based on the oldest Contract Owner's age on the date we issue the Rider, as follows:

     Age                   Annual Charge
     0-55                       0.15%
     56-65                      0.25%
     66-75                      0.35%



                            PORTFOLIO ANNUAL EXPENSES
                 (AFTER VOLUNTARY REDUCTIONS AND REIMBURSEMENTS)
           (AS A PERCENTAGE OF PORTFOLIO AVERAGE DAILY NET ASSETS)(1)

                                                                  Management      Rule 12b-1       Other       Total Portfolio
Portfolio                                                            Fees            Fees         Expenses     Annual Expenses
--------------------------------------------------------------- --------------- --------------- ------------- -------------------
AIM Variable Insurance Funds
     Dent Demographic Trends Fund (2)                               0.72%            N/A           0.78%            1.50%

Fidelity Variable Insurance Products Fund
     Equity-Income Portfolio - Service Class 2 (3)                  0.48%           0.25%          0.10%            0.83%
     Investment Grade Bond Portfolio - Service Class 2 (4)          0.43%           0.25%          0.37%            1.05%
     Overseas Portfolio  - Service Class 2 (3)                      0.72%           0.25%          0.18%            1.15%

Janus Aspen Series
     Global Value Portfolio: Service Shares (5)                     0.65%           0.25%          0.10%            1.00%
     Worldwide Growth Portfolio: Service Shares (5,6)               0.65%           0.25%          0.05%            0.95%

Lazard Retirement Series, Inc.
     Emerging Markets Portfolio (7)                                 1.00%           0.25%          0.35%            1.60%

LSA Variable Series Trust
     Aggressive Growth Fund (8)                                     0.95%            N/A           0.30%            1.25%
     Balanced Fund (9)                                              0.80%            N/A           0.30%            1.10%
     Basic Value Fund (8)                                           0.90%            N/A           0.30%            1.20%
     Blue Chip Fund (8)                                             0.90%            N/A           0.30%            1.20%
     Capital Appreciation Fund (8)                                  0.90%            N/A           0.30%            1.20%
     Disciplined Equity Fund (9)                                    0.75%            N/A           0.30%            1.05%
     Diversified Mid Cap Fund (8)                                   0.90%            N/A           0.30%            1.20%
     Emerging Growth Equity Fund (9)                                1.05%            N/A           0.30%            1.35%
     Focused Equity Fund (9)                                        0.95%            N/A           0.30%            1.25%
     Growth Equity Fund (9)                                         0.85%            N/A           0.30%            1.15%
     Mid Cap Value Fund (8)                                         0.85%            N/A           0.30%            1.15%
     Value Equity Fund (9)                                          0.80%            N/A           0.30%            1.10%

MFS Variable Insurance Trust
     New Discovery Series - Service Class (10,11,12)                0.90%           0.20%          0.19%            1.29%
     Utilities Series - Service Class (10,11)                       0.75%           0.20%          0.16%            1.11%

The Universal Institutional Funds, Inc.
     High Yield Portfolio                                           0.26%            N/A           0.54%            0.80%

OCC Accumulation Trust
     Science and Technology Portfolio (13,14)                       0.00%            N/A           1.04%            1.04%
     Small Cap Portfolio (13)                                       0.80%            N/A           0.10%            0.90%

Oppenheimer Variable Account Funds
     Main Street Small Cap Fund/VA - Service Class                  0.75%           0.15%          0.60%            1.50%

Panorama Series Fund, Inc.
     Oppenheimer International Growth Fund/VA - Service Class       1.00%           0.15%          0.17%            1.32%

PIMCO Variable Insurance Trust
     Foreign Bond Portfolio                                         0.25%            N/A           0.66%            0.91%
     Money Market Portfolio                                         0.15%            N/A           0.35%            0.50%
     Total Return Bond Portfolio (15)                               0.25%            N/A           0.40%            0.65%

Putnam Variable Trust
     High Yield Fund - Class IB (16)                                0.66%           0.25%          0.08%            0.99%
     International Growth and Income Fund - Class IB (16)           0.80%           0.25%          0.17%            1.22%

Rydex Variable Trust
     OTC Fund                                                       0.75%            N/A           0.71%            1.46%

Salomon Brothers Variable Series Funds Inc.
     Capital Fund                                                   0.70%            N/A           0.21%            0.91%

Van Kampen Life Investment Trust
     Growth & Income Portfolio, Class II (17)                       0.60%           0.25%          0.18%            1.03%


1. Figures shown in the Table are for the year ended December 31, 2000 (except as otherwise noted).

2. Expenses have been restated to reflect current fees. The investment advisor has agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to limit "Total Portfolio Annual Expenses" to 1.50% of average daily net assets until December 31, 2001. "Total Portfolio Annual Expenses" before waivers and reimbursements were 1.63%.

3. Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Portfolio paid was used to reduce the
     Portfolio's expenses, and/or because through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Portfolio's custodian expenses. Had these reductions been taken into account, "Total Portfolio Annual Expenses" would have been as follows: 0.82% for Equity Income-Service Class 2 and 1.13% for Overseas-Service Class 2.

4. The Portfolio's manager has voluntarily agreed to reimburse the class's expenses if they exceed 1.05%. Without this reduction, "Other Expenses" and "Total Portfolio Annual Expenses" were 1.07% and 1.75% respectively. This arrangement may be discontinued by the Portfolio's manager at any time.

5. "Other Expenses" are based on the estimated expenses the Portfolio's shares expect to incur in their initial fiscal year beginning January 1, 2001. All expenses are shown without the effect of any expense offset arrangements.

6. Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee. Had the reduction in the management fee not been in place, "Management Fees," "Rule 12b-1 Fees," "Other Expenses," and Total Portfolio Annual Expenses" would have been 0.65%, 0.25%, 0.05%, and 0.95% respectively.

7. The investment manager has agreed to reduce its fees and, if necessary, reimburse the Portfolio if "Total Portfolio Annual Expenses" exceed 1.60%. Absent waivers and/or reimbursements, "Other Expenses" and "Total Portfolio Annual Expenses" for the fiscal year ended December 31, 2000 would have been 2.90% and 4.15% respectively.

8. The Manager has agreed to reduce "Other Expenses" or reimburse the Portfolios so that no Portfolio will incur expenses that exceed 0.30% of its assets. Without these fee reductions or expense reimbursements, "Other Expenses" and "Total Portfolio Annual Expenses" for 2001 are expected to be 1.46% and 2.41% for LSA Aggressive Growth Fund, 1.03% and 1.93% for LSA Basic Value Fund, 1.10% and 2.00% for Blue Chip Fund, 1.03% and 1.93% for LSA Capital Appreciation Fund, 1.27% and 2.17% for LSA Diversified Mid Cap Fund, and 1.32% and 2.17% for LSA Mid Cap Value Fund respectively. These reductions and reimbursements will remain in effect until April 30, 2002.

9. The Manager has agreed to reduce "Other Expenses" or reimburse the Portfolios so that no Portfolio will incur expenses that exceed 0.30% of its assets. Without these fee reductions or expense reimbursements, "Other Expenses" and "Total Portfolio Annual Expenses" for the period ending December 31, 2000 were 3.07% and 3.87% for LSA Balanced Fund, 1.87% and 2.62% for LSA Disciplined Equity Fund, 2.24% and 3.29% for Emerging Growth Equity Fund, 2.73% and 3.68% for LSA Focused Equity Fund, 2.65% and 3.50% for LSA Growth Equity Fund, and 2.89% and 3.69% for LSA Value Equity Fund respectively. These reductions and reimbursements will remain in effect until April 30, 2002.

10. Each Portfolio has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).

11. Each Portfolio has an expense offset arrangement that reduces the Portfolios' custodian fee based upon the amount of cash maintained by the Portfolio with its custodian and dividend disbursing agent. The Portfolio may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Total Portfolio Annual Expenses" would be lower, and for service class shares would be:
     1.28% for New Discovery Series and 1.10% for Utilities Series.

12. MFS has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described in note 11 above) do not exceed 0.15% annually. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series. Had the fee reduction been taken into account, Total Portfolio Annual Expenses would be 1.26%

13. Each Portfolio had expenses offset by earnings credits from the custodian bank. Had the expense offsets been taken into account, "Total Portfolio Annual Expenses" would have been 1.00% for Science and Technology Portfolio and 0.90% for Small Cap Portfolio.

14. The adviser has agreed to waive a portion of its fee such that "Total Portfolio Annual Expenses" (after taking into account the expense offset described in note 14 above) do not exceed 1.00% annually. Without this waiver, "Management Fees" and "Total Portfolio Annual Expenses" are estimated to be 0.80% and 1.84% respectively. This fee waiver will remain in effect until April 30, 2002.

15. PIMCO has contractually agreed to reduce "Total Portfolio Annual Expenses" to the extent they would exceed 0.65%, due to the payment of organization expenses and Trustees' fees, of average daily net assets for the Total Return Bond Portfolio. Without such reductions, "Total Portfolio Annual Expenses" for the fiscal year ended December 31, 2000 would have been 0.66%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided "Total Portfolio Annual Expenses," including such recoupment, do not exceed the annual expense limit.

16. Figures shown in the table include amounts paid through expense offset and brokerage service arrangements. The 12b-1 fees have been restated to reflect an increase in the 12b-1 fees currently payable to Putnam Investment Management, LLC. The Trustees currently limit payments on Class IB shares to 0.25% of average daily net assets. Actual 12b-1 fees during the most recent fiscal year were 0.15% of average daily net assets. See the Portfolios' prospectus for more information about Rule 12b-1 fees payable under the Portfolios' distribution plan.

17. The Portfolio's Adviser has voluntarily agreed to certain reductions and reimbursements. If such reductions and/or reimbursements are taken into account, "Management Fees". "12b-1 Fees", "Other Expenses", and "Total Portfolio Annual Expenses" are estimated to be 0.55%, 0.25%, 0.20%, and 1.00% respectively for 2001. The Portfolio's Adviser may discontinue all or part of these reductions and reimbursements at any time.

Example 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

- - invested $1,000 in a Variable Subaccount,

- - earned a 5% annual return on your investment,

- - surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period,

- - elected the Enhanced Death Benefit and Income Benefit Riders, and

- - elected the Enhanced Earnings Death Benefit Rider (assuming Contract Owner is age 66-75 on the Rider Date).

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

                                                                   1 YEAR         3 YEAR          5 YEAR         10 YEAR
                                                                   ------         ------          ------         -------
AIM V.I. Dent Demographic Trends Fund                               $101           $176            $253            $435
Fidelity VIP Equity-Income Portfolio - Service Class 2               $94           $156            $220            $374
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2       $96           $162            $231            $394
Fidelity VIP Overseas Portfolio  - Service Class 2                   $97           $165            $236            $403
Janus Aspen Series Global Value Portfolio: Service Shares            $95           $161            $229            $390
Janus Aspen Series Worldwide Growth Portfolio: Service Shares        $95           $159            $226            $385
LAZARD Retirement Emerging Markets Portfolio                        $102           $179            $258            $444
LSA Aggressive Growth Fund                                           $98           $168            $241            $413
LSA Balanced Fund                                                    $96           $164            $234            $399
LSA Basic Value Fund                                                 $98           $167            $239            $408
LSA Blue Chip Fund                                                   $98           $167            $239            $408
LSA Capital Appreciation Fund                                        $98           $167            $239            $408
LSA Disciplined Equity Fund                                          $96           $162            $231            $394
LSA Diversified Mid Cap Fund                                         $98           $167            $239            $408
LSA Emerging Growth Equity Fund                                      $85           $130            $178            $292
LSA Focused Equity Fund                                              $98           $168            $241            $413
LSA Growth Equity Fund                                               $97           $165            $236            $403
LSA Mid Cap Value Fund                                               $97           $165            $236            $403
LSA Value Equity Fund                                                $96           $164            $234            $399
MFS New Discovery Series - Service Class                             $98           $169            $241            $413
MFS Utilities Series - Service Class                                 $97           $164            $234            $400
Universal Institutional Funds High Yield Portfolio                   $93           $155            $219            $371
OCC Science and Technology Portfolio                                 $96           $162            $231            $393
OCC Small Cap Portfolio                                              $94           $158            $224            $380
Oppenheimer International Growth Fund/VA - Service Class             $99           $170            $244            $419
Oppenheimer Main Street Small Cap Fund/VA - Service Class           $101           $176            $253            $435
PIMCO Foreign Bond Portfolio                                         $95           $158            $224            $381
PIMCO Money Market Portfolio                                         $90           $146            $204            $342
PIMCO Total Return Bond Portfolio                                    $92           $150            $211            $357
Putnam High Yield Fund - Class IB                                    $95           $160            $228            $389
Putnam International Growth and Income Fund - Class IB               $98           $167            $240            $410
Rydex OTC Fund                                                      $100           $175            $251            $431
Salomon Brothers Variable Capital Fund                               $95           $158            $224            $381
Van Kampen LIT Growth & Income Portfolio, Class II                   $95           $161            $229            $390

Example 2

Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each period.

                                                                     1 YEAR           3 YEAR           5 YEAR         10 YEAR
                                                                     ------           ------           ------         -------
AIM V.I. Dent Demographic Trends Fund                                  $41             $125             $211            $435
Fidelity VIP Equity-Income Portfolio - Service Class 2                 $34             $105             $178            $374
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2         $36             $111             $189            $394
Fidelity VIP Overseas Portfolio  - Service Class 2                     $37             $114             $194            $403
Janus Aspen Series Global Value Portfolio: Service Shares              $36             $110             $186            $390
Janus Aspen Series Worldwide Growth Portfolio: Service Shares          $35             $108             $184            $385
LAZARD Retirement Emerging Markets Portfolio                           $42             $128             $215            $444
LSA Aggressive Growth Fund                                             $39             $117             $199            $413
LSA Balanced Fund                                                      $37             $113             $191            $399
LSA Basic Value Fund                                                   $38             $116             $196            $408
LSA Blue Chip Fund                                                     $38             $116             $196            $408
LSA Capital Appreciation Fund                                          $38             $116             $196            $408
LSA Disciplined Equity Fund                                            $36             $111             $189            $394
LSA Diversified Mid Cap Fund                                           $38             $116             $196            $408
LSA Emerging Growth Equity Fund                                        $26              $79             $136            $292
LSA Focused Equity Fund                                                $39             $117             $199            $413
LSA Growth Equity Fund                                                 $37             $114             $194            $403
LSA Mid Cap Value Fund                                                 $37             $114             $194            $403
LSA Value Equity Fund                                                  $37             $113             $191            $399
MFS New Discovery Series - Service Class                               $39             $118             $199            $413
MFS Utilities Series - Service Class                                   $37             $113             $192            $400
Universal Institutional Funds High Yield Portfolio                     $34             $104             $176            $371
OCC Science and Technology Portfolio                                   $36             $111             $188            $393
OCC Small Cap Portfolio                                                $35             $107             $181            $380
Oppenheimer International Growth Fund/VA - Service Class               $39             $119             $202            $419
Oppenheimer Main Street Small Cap Fund/VA - Service Class              $41             $125             $211            $435
PIMCO Foreign Bond Portfolio                                           $35             $107             $182            $381
PIMCO Money Market Portfolio                                           $31              $95             $161            $342
PIMCO Total Return Bond Portfolio                                      $32              $99             $169            $357
Putnam High Yield Fund - Class IB                                      $36             $109             $186            $389
Putnam International Growth and Income Fund - Class IB                 $38             $116             $197            $410
Rydex OTC Fund                                                         $41             $124             $209            $431
Salomon Brothers Variable Capital Fund                                 $35             $107             $182            $381
Van Kampen LIT Growth & Income Portfolio, Class II                     $36             $110             $186            $390



PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EARNINGS. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS DESCRIBED IN THE FOOTNOTES TO THE PORTFOLIO ANNUAL EXPENSE TABLE ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE ENHANCED DEATH BENEFIT, INCOME BENEFIT RIDERS AND ENHANCED EARNINGS DEATH BENEFIT WITH A TOTAL MORTALITY AND EXPENSE RISK CHARGE OF 2.05% AND AN ADMINISTRATIVE CHARGE OF 0.10%. IF THOSE RIDERS WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.

FINANCIAL INFORMATION

To measure the value of your investment in the Variable Subaccounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT". Each Variable Subaccount has a separate value for its Accumulation Units which we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

There are no Accumulation Unit Values to report because the Contracts were first offered as of the date of this prospectus.

To obtain a fuller picture of each Variable Subaccount's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Lincoln Benefit also appear in the Statement of Additional Information.

THE CONTRACT

CONTRACT OWNER

The Lincoln Benefit Life Variable Annuity is a contract between you, the Contract Owner, and Lincoln Benefit, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

- - the investment alternatives during the Accumulation and Payout Phases,

- - the amount and timing of your purchase payments and withdrawals,

- - the programs you want to use to invest or withdraw money,

- - the income payment plan you want to use to receive retirement income,

- - the Annuitant (either yourself or someone else) on whose life the income payments will be based,

- - the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner dies, and

- - any other rights that the Contract provides.

If you die, any surviving Contract Owner, or, if none, the Beneficiary, may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. The maximum age of the oldest Contract Owner and Annuitant cannot exceed 90 as of the date we receive the completed application.

You may change the Contract Owner at any time. We will provide a change of ownership form to be signed by you and filed with us. After we accept the form, the change of ownership will be effective as of the date you signed the form. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent ownership information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment made by us or any other action we take before we accept the change.

You can use the Contract with or without a qualified plan. A qualified plan is a personal retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. Variable Annuities held by Qualified Plans do not receive any additional tax deferral. We use the term "Qualified Contract" to refer to a Contract issued within a qualified plan. See "Qualified Plans" on page 39.

ANNUITANT The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application. You may change the Annuitant at any time prior to the Payout Start Date (only if the Contract Owner is a living person). Once we accept a change, it takes effect as of the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it.

You may designate a joint Annuitant, who is a second person on whose life income payments depend. We permit joint Annuitants only during the Payout Phase. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

         (i) the youngest Contract Owner; otherwise,

        (ii) the youngest Beneficiary.

BENEFICIARY The Beneficiary is the person selected by the Contract Owner to receive the death benefits or become the new Contract Owner if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the primary Beneficiary, or if none surviving, the contingent Beneficiary, will receive any guaranteed income payments scheduled to continue.

You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner if the sole surviving Contract Owner dies before the Payout Start Date. A contingent Beneficiary is the person selected by the Contract Owner who will become the Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

Each change is subject to any payment made by us or any other action we take before we accept the change.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Beneficiaries or Contingent Beneficiaries, the new Beneficiary will be:

- - your spouse or, if he or she is no longer alive,

- - your surviving children equally, or if you have no surviving children,

- - your estate.

If one or more Beneficiaries survive you (or survives the Annuitant, if the Contract Owner is not a living person), we will divide the death benefit among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

MODIFICATION OF THE CONTRACT

Only a Lincoln Benefit officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT

We will honor an assignment of an interest in a Contract as collateral or security for a loan. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of Qualified Plans and other types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

PURCHASES

MINIMUM  PURCHASE  PAYMENTS

Your initial purchase payment must be at least $10,000. All subsequent purchase payments must be $100 or more unless part of an automatic additions program. You may make purchase payments at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept. The most we will accept without our prior approval is $1,000,000. We also reserve the right to reject any application.

AUTOMATIC ADDITIONS PROGRAM

You may make subsequent purchase payments of $50 or more by automatically transferring money from your bank account. Consult your representative for more detailed information.

ALLOCATION OF PURCHASE PAYMENTS

At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We are open for business each day Monday through Friday that the New York Stock Exchange is open for business, except for certain days immediately preceding or following certain national holidays when the New York Stock Exchange is open for business. For calendar year 2001, our office will be closed on November 23rd, December 24th, and December 31st. Each day that the New York Stock Exchange is open for business is referred to as a Valuation Date. We determine the number of Accumulation Units for each Variable Subaccount to allocate to your contract by dividing that portion of your Purchase Payment allocated to a Variable Subaccount by that Variable Subaccount's Accumulation Unit Value on the Valuation Date when the allocation occurs. Our business day closes when the New York Stock Exchange closes, usually 4 p.m. Eastern Time (3 p.m. Central Time). If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

RIGHT TO CANCEL

You may cancel the Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or a longer period should your state require it. You may return it by delivering it or mailing it to us. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you. If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

In states where we are required to refund purchase payments, we reserve the right during the Cancellation Period to invest any purchase payments you allocated to a Variable Subaccount to the Money Market Variable Subaccount available under the Contract. We will notify you if we do so. At the end of the Cancellation Period, we will allocate the amount in the Money Market Variable Subaccount to the Variable Subaccount as you originally designated.

CONTRACT VALUE

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Subaccounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS

To determine the number of Accumulation Units of each Variable Subaccount to credit to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Subaccount by (ii) the Accumulation Unit Value of that Variable Subaccount next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Subaccount when the Accumulation Unit Value for the Subaccount is $10, we would credit 1,000 Accumulation Units of that Variable
Subaccount to your Contract. Withdrawals and transfers from a Variable Subaccount would, of course, reduce the number of Accumulation Units of that Subaccount allocated to your Contract.

ACCUMULATION UNIT VALUE

As a general matter, the Accumulation Unit Value for each Variable Subaccount will rise or fall to reflect:

o changes in the share price of the Portfolio in which the Variable Subaccount invests, and

o the deduction of amounts reflecting the mortality and expense risk charge administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Subaccount on each Valuation Date. We also determine a separate set of Accumulation Unit Values reflecting the cost of the Enhanced Death Benefit Rider, the Income Benefit Rider, the Enhanced

Death Benefit Rider with the Income Benefit Rider, and the Enhanced Earnings Death Benefit Rider.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUBACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

INVESTMENT ALTERNATIVES: THE VARIABLE SUBACCOUNTS


You may allocate your purchase payments to up to 34 Variable Subaccounts. Each Variable Subaccount invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.


For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Subaccounts.


Portfolio                                        Portfolio Objective                              Investment Adviser
------------------------------------------------ ------------------------------------------------ ---------------------------------
AIM Variable Insurance Funds                                                                      A I M Advisors, Inc.
     Dent Demographic Trends Fund                Long-term growth of capital

Fidelity Variable Insurance Products                                                              Fund Fidelity Management &
                                                                                                    Research Company
     Equity-Income Portfolio - Service Class 2   Reasonable income
     Investment Grade Bond Portfolio - Service   As high a level of current income as is
       Class 2                                     consistent with the preservation of capital
     Overseas Portfolio - Service Class 2        Long-term growth of capital

Janus Aspen Series                                                                                Janus Capital Corporation
     Global Value Portfolio: Service Shares      Long-term growth of capital
     Worldwide Growth Portfolio: Service Class   Long-term growth of capital

Lazard Retirement Series, Inc.                                                                    Lazard Asset Management
     Emerging Markets Portfolio                  Long-term capital appreciation

LSA Variable Series Trust                                                                         LSA Asset Management LLC
     Aggressive Growth Fund (1)                  Seeks to provide long-term capital growth.
                                                   The Fund invests primarily in
                                                   common stocks and other equity
                                                   securities of small- and
                                                   mid-sized growth companies.
     Balanced Fund (2)                           Seeks to provide a combination of growth of
                                                   capital and investment income (growth of
                                                   capital is the primary objective) by investing
                                                   in a mix of equity and debt.
     Basic Value Fund (3)                        Seeks long-term growth of capital.  The Fund
                                                   invests primarily in common stocks which the
                                                   Adviser believes to be undervalued in relation
                                                   to long-term earnings power or other factors.
     Blue Chip Fund (3)                          Seeks to provide long-term capital growth.
                                                   Current income is a secondary objective.  The
                                                   Fund invests primarily in the common stocks of
                                                   blue chip companies.
     Capital Appreciation Fund (4)               Seeks to provide long-term capital growth.
                                                   The Fund invests primarily in common stocks
                                                   listed on national exchanges or on NASDAQ.
     Disciplined Equity Fund (5)                 Seeks to provide a consistently high total
                                                   return from a broadly diversified portfolio of
                                                   equity securities with risk characteristics
                                                   similar to the Standard & Poor's 500 Composite
                                                   Stock Index.
     Diversified Mid Cap Fund (6)                Seeks to provide long-term growth of capital.
                                                   The Fund invests primarily in common stocks of
                                                   companies with medium market capitalizations.
     Emerging Growth Equity Fund (7)             Seeks to provide capital appreciation through
                                                   investing in smaller, rapidly growing emerging
                                                   companies.
     Focused                                     Equity Fund (8) Seeks to
                                                   provide capital appreciation by
                                                   investing primarily in equity
                                                   securities.
     Growth Equity Fund  (9)                     Seeks to provide long-term growth of capital.
     Mid Cap Value Fund (1)                      Seeks to provide long-term capital growth.
                                                   The Fund invests primarily in
                                                   common stocks and other equity
                                                   securities of
                                                   medium-capitalization
                                                   companies.
     Value                                       Equity Fund (6) Seeks to
                                                   provide long-term growth of
                                                   capital with current income as
                                                   a secondary objective.

MFS Variable Insurance Trust                                                                      MFS Investment Management
     New Discovery Series - Service Class        Capital appreciation
     Utilities Series - Service Class            Capital growth and current income


                                       19

Portfolio                                        Portfolio Objective                              Investment Adviser
------------------------------------------------ ------------------------------------------------ ---------------------------------
The Universal Institutional Funds, Inc.                                                           Miller Anderson & Sherrerd, LLP
     High Yield Portfolio                        Above-average total return over a market cycle
                                                   of three to five years by
                                                   investing primarily in high
                                                   yield securities (commonly
                                                   referred to as "junk bonds").

OCC Accumulation Trust                                                                            OpCap Advisors
     Science and Technology Portfolio            Capital appreciation
     Small Cap Portfolio                         Capital appreciation

Oppenheimer Variable Account Funds                                                                OppenheimerFunds, Inc.
     Main Street Small Cap Fund/VA - Service     Capital appreciation
     Class

Panorama Series Fund, Inc.                                                                        OppenheimerFunds, Inc.
     Oppenheimer International Growth Fund/VA    Capital appreciation
     - Service Class

PIMCO Variable Insurance Trust                                                                    Pacific Investment Management
                                                                                                     Company
     Foreign Bond Portfolio                      To maximize total return, consistent with
                                                   preservation of capital and prudent investment
                                                   management
     Money                                       Market Portfolio To obtain
                                                   maximum current income
                                                   consistent with preservation of
                                                   capital and daily liquidity.
     Total                                       Return Bond Portfolio To
                                                   maximize total return,
                                                   consistent with preservation of
                                                   capital and prudent investment
                                                   management.

Putnam Variable Trust                                                                             Putnam Investment Management, Inc.
     High Yield Fund - Class IB                  High current income. Capital growth
                                                   is a secondary objective when
                                                   consistent with high current
                                                   income.
     International Growth and Income Fund -      Capital growth.  Current income is a secondary
     Class IB                                      objective.

Rydex Variable Trust                                                                              Rydex Global Advisers
     OTC Fund                                    Seeks to provide investment results that
                                                   correspond to a benchmark for over-the-counter
                                                   securities.  The Portfolio's current benchmark
                                                   is the NASDAQ 100 Index.

Salomon Brothers Variable Series Funds Inc.                                                       Salomon Brothers Asset Management
     Capital Fund                                Capital appreciation

Van Kampen Life Investment Trust                                                                  Van Kampen Asset Management Inc.
     Growth & Income Portfolio, Class II         Long-term growth of capital and income

(1) Sub-advised by Van Kampen Investment Advisory Corp.
(2) Sub-advised by OpCap Advisors.
(3) Sub-advised by A I M Capital Management, Inc.
(4) Sub-advised by Janus Capital Corp.
(5) Sub-advised by J.P. Morgan Investment Management Inc.
(6) Sub-advised by Fidelity Management & Research Company.
(7) Sub-advised by RS Investment Management, L.P.
(8) Sub-advised by Morgan Stanley Asset Management.
(9) Sub-advised by Goldman Sachs Asset Management.


SOME OF THE PORTFOLIOS HAVE NAMES SIMILAR TO RETAIL MUTUAL FUNDS. HOWEVER, THE PORTFOLIOS MAY BE MANAGED BY A DIFFERENT PORTFOLIO MANAGER. MOREOVER, THE PORTFOLIOS ARE LIKELY TO DIFFER FROM RETAIL MUTUAL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, A PORTFOLIO'S SECURITY HOLDINGS MAY DIFFER FROM THOSE OF A SIMILARLY NAMED RETAIL MUTUAL FUND, AND INVESTMENT RESULTS OF A PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF SIMILARLY NAMED RETAIL MUTUAL FUNDS.

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS

You may allocate all or a portion of your purchase payments to the Fixed Account. You may choose from among 3 Fixed Account Options, including 2 dollar cost averaging options and the option to invest in one or more Guarantee Periods included in the Guaranteed Maturity Fixed Account. We may offer additional Fixed Account options in the future. We will credit a minimum annual interest rate of 3% to money you allocate to any of the Dollar Cost Averaging Fixed Account Options. The Fixed Account Options may not be available in all states. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general account assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS

Short Term Dollar Cost Averaging Fixed Account Option. You may establish a Short Term Dollar Cost Averaging Program by allocating purchase payments to THE SHORT TERM DOLLAR COST AVERAGING FIXED ACCOUNT OPTION ("SHORT TERM DCA FIXED ACCOUNT OPTION"). Each purchase payment allocated to the Short Term DCA Fixed Account Option must be at least $1,000. We will credit interest to purchase payments you allocate to this Option for up to six months at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound at the annual interest rate we guaranteed at the time of allocation.

We will follow your instructions in transferring amounts monthly from the Short Term DCA Fixed Account Option. However, you may not choose less than 3 or more than 6 equal monthly installments. Further, you must transfer each purchase payment and all its earnings out of this Option by means of dollar cost averaging within 6 months. If you discontinue the Dollar Cost Averaging Program before the end of the transfer period, we will transfer the remaining balance in this Option to the Money Market Variable Subaccount unless you request a different investment alternative. At the end of the transfer period, any residual amount will be transferred to the Money Market Variable Subaccount. No transfers are permitted into the Short Term DCA Fixed Account.

For each purchase payment allocated to this Option, your first monthly transfer will occur 30 days after such purchase payment. If we do not receive an allocation from you within 30 days of the date of payment, we will transfer the payment plus associated interest to the Money Market Variable Subaccount in equal monthly installments.

Extended Short Term Dollar Cost Averaging Fixed Account Option. You may establish an Extended Short Term Dollar Cost Averaging Program by allocating purchase payments to THE EXTENDED SHORT TERM DOLLAR COST AVERAGING FIXED ACCOUNT OPTION ("EXTENDED SHORT TERM DCA FIXED ACCOUNT OPTION"). Each purchase payment allocated to the Extended Short Term DCA Fixed Account Option must be at least $1,000. We will credit interest to purchase payments you allocate to this Option for up to twelve months at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound at the annual interest rate we guaranteed at the time of allocation.

We will follow your instructions in transferring amounts monthly from the Extended Short Term DCA Fixed Account Option. However, you may not choose less than 7 or more than 12 equal monthly installments. Further, you must transfer each purchase payment and all its earnings out of this Option by means of dollar cost averaging within 12 months. If you discontinue the Dollar Cost Averaging Program before the end of the transfer period, we will transfer the remaining balance in this Option to the Money Market Variable Subaccount unless you request a different investment alternative. At the end of the transfer period, any residual amount will be transferred to the Money Market Variable Subaccount. No transfers are permitted into the Extended Short Term DCA Fixed Account.

For each purchase payment allocated to this Option, your first monthly transfer will occur 30 days after such purchase payment. If we do not receive an allocation from you within 30 days of the date of payment, we will transfer the payment plus associated interest to the Money Market Variable Subaccount in equal monthly installments.

INVESTMENT RISK

We bear the investment risk for all amounts allocated to the Short Term DCA Fixed Account Option and the Extended Short Term DCA Fixed Account Option. That is because we guarantee the current rates we credit to the amounts you allocate to either of these Options, which will never be less than the minimum guaranteed rate in the Contract. We determine, in our sole discretion, the amount of interest credited in excess of the guaranteed rate.

We may declare more than one interest rate for different monies based upon the date of allocation to the Short Term DCA Fixed Account Option and the Extended Short Term DCA Fixed Account Option. For current interest rate information,
please   contact  your
representative or our customer support unit at 1-800-525-9287.

GUARANTEE PERIODS

Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. Guarantee Periods may range from 1 to 10 years. We are currently offering Guarantee Periods of 1, 3, 5, 7, and 10 years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

You select the Guarantee Period for each payment or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment(s).

Each payment or transfer allocated to a Guarantee Period must be at least $500. We reserve the right to limit the number of additional purchase payments that you may allocate to this Option.

Interest Rates. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. For current interest rate information, please contact your representative or Lincoln Benefit at 1-800-525-9287.

How We Credit Interest. We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period. The following example illustrates how a purchase payment allocated to a Guaranteed Period would grow, given an assumed Guarantee Period and annual interest rate:


Purchase Payment.........................  $10,000
Guarantee Period.........................  5 years
Annual Interest Rate.....................    4.50%
END OF CONTRACT YEAR

                                            YEAR 1            YEAR 2            YEAR 3           YEAR 4            YEAR 5
Beginning Contract Value                    $10,000.00
X (1 + Annual Interest Rate)                X 1.045
                                             ----------
                                             $10,450.00
Contract Value at end of Contract Year                        $10,450.00
X (1 + Annual Interest Rate)                                  X 1.045
                                                              ----------
                                                              $10,920.25
Contract Value at end of Contract Year                                          $10,920.25
X (1 + Annual Interest Rate)                                                    X 1.045
                                                                                ----------
                                                                                $11,411.66

Contract Value at end of Contract Year                                                          $11,411.66
X (1 + Annual Interest Rate)                                                                    X 1.045
                                                                                                ----------
                                                                                                $11,925.19
Contract Value at end of Contract Year                                                                             $11,925.19
X (1 + Annual Interest Rate)                                                                                       X 1.045
                                                                                                                   ----------
                                                                                                                   $12,461.82

Total Interest Credited During Guarantee Period = $2,461.82 ($12,461.82 - $10,000.00)

This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a withdrawal, you may be required to pay a withdrawal charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above.

Renewals. Prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

1. Take no action. We will automatically apply your money to a new Guarantee Period of the same length as the expiring Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our current declared rate for a Guarantee Period of that length; or

2. Instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3. Instruct us to transfer all or a portion of your money to one or more Variable Subaccounts of the Variable Account. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

4. Withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay premium taxes and income tax withholding, if applicable. We will pay interest from the day the Guarantee Period expired until the date of withdrawal. The interest will be the rate for the shortest Guarantee Period then being offered. Amounts not withdrawn will be applied to a new Guarantee Period of the same length as the previous Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends.

Market Value Adjustment. All withdrawals and transfers from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment also may apply upon payment of a death benefit and when you apply amounts currently invested in a Guarantee Period to an Income Plan (unless paid or applied during the 30-day period after such Guarantee Period expires). We also will not apply a Market Value Adjustment to a withdrawal you make:

o    that qualifies for one of the waivers as described on page 26,

o    to satisfy the IRS minimum distribution rules for the Contract, or

o a single withdrawal made by a surviving spouse made within one year after continuing the Contract.

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time you remove it from that Guarantee Period. We calculate the Market Value Adjustment by comparing the TREASURY RATE for a maturity equal to the Guarantee Period at its inception to the Treasury Rate for a maturity equal to the Guarantee Period when you remove your money. "Treasury Rate" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal from a Guaranteed Period to an amount that is less than the purchase payment applied to that period plus interest earned under the Contract.

Generally, if the original Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate for a period equal to the Guarantee Period, then the Market Value Adjustment will result in a higher amount payable to you, transferred or applied to an Income Plan. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable Treasury Rate for a period equal to the Guarantee Period, then the Market Value Adjustment will result in a lower amount payable to you, transferred or applied to an Income Plan.

For  example,  assume  that you  purchase a  Contract  and you select an initial
Guarantee Period of 5 years and the 5 year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 5 year Treasury Rate is 4.20%, then the Market
Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 5 year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix A to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.

INVESTMENT ALTERNATIVES: TRANSFERS

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to either the Short Term Dollar Cost Averaging Fixed Account or the Extended Short Term Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below. The minimum amount that you may transfer into a Guarantee Period is $500. We currently do not assess, but reserve the right to assess, a charge of .50% of the transfer amount but not less than $25, on each transfer in excess of 12 per Contract Year. All transfers to or from more than one Portfolio on any given day counts as one transfer.

As a general rule, we only make transfers on days when we and the NYSE are open for business. If we receive your request on one of those days, we will make the transfer that day. We close our offices for business on certain days immediately preceding or following certain national holidays when the NYSE is open for business. For calendar year 2001, our office will be closed on November 23rd, December 24th, and December 31st. For transfers requested on these days, we will make the transfer on the first subsequent day on which we and the NYSE are open. The Contract permits us to defer transfers from the Fixed Account for up to six months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

If you transfer an amount from a Guarantee Period other than during the 30 day period after such Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE

During the Payout Phase, you may make transfers among the Variable Subaccounts so as to change the relative weighting of the Variable Subaccounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year. You may not convert any portion of your fixed income payments into variable income payments. After 6 months from the Payout Start Date, you may make transfers from the Variable Subaccounts to increase the proportion of your income payments consisting of fixed income payments.

TELEPHONE TRANSFERS

You may make transfers by telephone, if you first send us a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. Calls completed before 3:00 p.m. will be effected on that day at that day's price. Calls completed after 3:00 p.m. will be effected on the next day on which we and the NYSE are open for business, at that day's price. We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

EXCESSIVE TRADING LIMITS

We reserve the right to limit transfers among the Variable Subaccounts in any Contract Year, or to refuse any Variable Subaccount transfer request, if:

o we believe, in our sole discretion, that excessive trading by such Contract Owner or Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Subaccount or the share prices of the corresponding Funds or would be to the disadvantage of other Contract Owners; or

o we are informed by one or more of the corresponding Funds that they intend to restrict the purchase of Fund shares because of excessive trading or because they believe that a specific transfer or groups of transfers would have a detrimental effect on the prices of Fund shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract Owners.

DOLLAR COST AVERAGING PROGRAM

Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount every month from any Variable Subaccount, the Short Term Dollar Cost Averaging Fixed Account, or the Extended Short Term Dollar Cost Averaging Fixed Account, to any of the other Variable Subaccounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Guarantee Periods. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM

Once you have allocated your money among the Variable Subaccounts, the performance of each Subaccount may cause a shift in the percentage you allocated to each Subaccount. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Subaccount and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account monthly, quarterly, semi-annually, or annually, depending on your instructions. We will transfer amounts among the Variable Subaccounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

         Assume that you want your initial purchase payment split among 2 Variable Subaccounts. You want 40% to be in the LSA Growth Equity Variable Subaccount and 60% to be in the LSA Balanced Variable Subaccount. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the LSA Growth Equity Variable Subaccount now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the LSA Growth Equity Variable Subaccount and use the money to buy more units in the LSA Balanced Variable Subaccount so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

EXPENSES

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a mortality and expense risk charge daily at an annual rate of 1.25% of the average daily net assets you have invested in the Variable Subaccounts (1.50% if you select the Enhanced Death Benefit Rider; 1.45% if you select the Income Benefit Rider; and 1.70% if you select both the Enhanced Death Benefit Rider and the Income Benefit Rider), and an additional charge ranging from 0.15% to 0.35% for the Enhanced Earnings Death Benefit described below.

The mortality and expense risk charge is for the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Enhanced Death Benefit Rider, the Income Benefit Rider and the Enhanced Earnings Death Benefit Rider compensate us for the additional risk that we accept by providing these Riders.

We guarantee that we will not raise the mortality and expense risk charge. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase. After the Payout Start Date, mortality and expense risk charges for the Enhanced Death Benefit, the Income Benefit, and the Enhanced Earnings Death Benefit will cease.

ENHANCED EARNINGS DEATH BENEFIT RIDER CHARGE

If you elect the Enhanced Earnings Death Benefit Rider, we will increase the Mortality and Expense charge during the Accumulation Phase by the annual rates shown below based on the oldest Contract Owner's age on the Rider Date.

Age               Annual Charge
0-55              0.15%
56-65             0.25%
66-75             0.35%

ADMINISTRATIVE EXPENSE CHARGE

We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Subaccounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.

TRANSFER FEE

We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge up to .50% of the transfer amount, but not less than $25, per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE

We may assess a withdrawal charge of up to 8% of the purchase payment(s) you withdraw. The charge declines to 0% over a 8 year period that begins on the day we receive your payment. A schedule showing how the charge declines is shown on page 8. Any Purchase Payments older than 8 years old, which have not been previously withdrawn, may be withdrawn without paying the charge. During each Contract year, you can also withdraw the greater of earnings not previously withdrawn or 15% of your New Purchase Payments without paying the charge. New Purchase Payments are Purchase Payments received by us less than 8 years prior to withdrawal. Unused portions of this "Free Withdrawal Amount" are not carried forward to future Contract Years. We will deduct withdrawal charges, if applicable, from the amount paid.

For purposes of calculating the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

o on the Payout Start Date (a withdrawal charge may apply if you terminate income payments to be received for a specified period);

o withdrawals taken to satisfy IRS minimum distribution rules for the Contract; or

o    withdrawals that qualify for one of the waivers as described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals also may be subject to tax penalties or income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

CONFINEMENT WAIVER. We will waive the withdrawal charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1. You or the Annuitant, if the Contract Owner is not a living person, are confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

2. You request the withdrawal and provide written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital; and

3. A physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

You may not claim this benefit if you, the Annuitant, or a member of your or the
Annuitant's   immediate  family,
is the physician prescribing your or the Annuitant's stay in a long term care facility.

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if:

1. you or the Annuitant (if the Contract Owner is not a living person) are first diagnosed with a terminal illness at least 30 days after the Issue Date; and

2.   you claim this benefit and deliver adequate proof of diagnosis to us.

UNEMPLOYMENT WAIVER. We will waive the withdrawal charge and any Market Value Adjustment on one partial or a full withdrawal taken prior to the Payout Start Date under your Contract, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date;

2. you or the Annuitant, if the Contract Owner is not a living person, receive unemployment compensation as defined in the Contract for at least 30 days as a result of that unemployment; and

3. you or the Annuitant, if the Contract Owner is not a living person, claim this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not need to pay our withdrawal charge or a Market Value Adjustment because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs, including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Owner's value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES

We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.

OTHER EXPENSES

Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Subaccounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of current estimates of those charges and expenses, see page 9. We may receive compensation from the investment advisers or administrators of the Portfolios in connection with the administrative services we provide to the Portfolios.

ACCESS TO YOUR MONEY

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any Market Value Adjustment less any withdrawal charges, income tax withholding, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Options. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is specified, we will deduct your withdrawal pro-rata from the Variable Subaccounts according to the value of your investments therein.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Subaccount.

If you request a total withdrawal, we may require you to return your Contract to us.

POSTPONEMENT OF PAYMENTS

We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2.   An emergency exists as defined by the SEC; or

3.   The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months (or shorter period if required by law). If we delay payment for 30 days or more, we will pay interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM

You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start
Date. The minimum amount of each systematic withdrawal is $50. Systematic withdrawals will be deducted from the Variable Subaccounts and Fixed Account balances, excluding the Dollar Cost Averaging Fixed Account Options, on a pro rata basis. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

Depending on fluctuations in the value of the Variable Subaccounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE

If your request for a partial withdrawal would reduce your Contract Value to less than $2,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.

CONTRACT LOANS FOR 401(a), 401(k), AND 403(b) CONTRACTS

Subject to the restrictions described below, we will make loans to the Contract Owner of a Contract used in connection with a Tax Sheltered Annuity Plan ("TSA Plan") under Section 403(b) of the Tax Code, or a Contract Owner of a Contract purchased by a pension, profit-sharing, or other similar plan qualified under
Section 401(a) of the Tax Code (a "401 Plan"), including a Section 401(k) plan, where a plan trustee is the Contract Owner. Loans are not available under non-qualified Contracts. We will only make loans after the right to cancel period and before the Payout Start Date. All loans are subject to the terms of the Contract, the relevant qualified plan, and the Tax Code, which impose restrictions on loans.

We will not make a loan to you if the total of the requested loan and your unpaid outstanding loans will be greater than the amount available for full withdrawal under your Contract on the date of the loan. In addition, you may not borrow a loan if the total of the requested loan and all of your loans under TSA plans and 401 plans is more than the lesser of (a) or
(b) where:

(a) equals $50,000 minus the excess of the highest outstanding loan balance during the prior 12 months over the current outstanding loan balance; and

(b) equals the greater of $10,000 or 1/2 of the amount available for full withdrawal.

The minimum loan amount is $1,000.

To request a Contract loan, write to us at the address given on the first page of the prospectus. You alone are responsible for ensuring that your loan and repayments comply with tax requirements. Loans made before the Payout Start Date are generally treated as distributions under the Contract, and may be subject to withholding and tax penalties for early distributions. Some of these requirements are stated in Section 72 of the Tax Code and Title 1 of ERISA. Please seek advice from your plan administrator or tax advisor.

When we make a loan, we will transfer an amount equal to the loan amount from the Variable Account and/or the Fixed Account Options to the Loan Account as collateral for the loan. The Loan Account is an account established for amounts transferred from the Variable Subaccounts or Fixed Account as security for an outstanding Contract loan. We will transfer to the Loan Account amounts from the Variable Account in proportion to the assets in each Subaccount. If your loan amount is greater than your Contract Value in the Subaccounts, we will transfer the remaining required collateral from the Guaranteed Maturity Fixed Account
Options. If your loan amount is greater than your contract value in the Subaccounts and the Guaranteed Maturity Fixed Account Options, we will transfer the remaining required collateral from the Dollar Cost Averaging Fixed Account Options.

We will not charge a Withdrawal Charge on the loan or on the transfer from the Subaccounts or the Fixed Account. We may, however, apply a Market Value Adjustment to a transfer from the Fixed Account to the Loan Account. If we do, we will increase or decrease the amount remaining in the Fixed Account by the amount of the Market Value Adjustment, so that the net amount transferred to the Loan Account will equal the desired loan amount.

We will credit interest to the amounts in the Loan Account. The annual interest rate credited to the Loan Account will be the greater of: (a) 3%; or (b) the loan interest rate minus 2.25%. The value of the amounts in the Loan Account are not affected by the changes in the value of the Subaccounts.

When you take out a loan, we will set the loan interest rate. That rate will apply to your loan until it is repaid. From time to time, we may change the loan interest rate applicable to new loans. We also reserve the right to change the terms of new loans.

We will subtract the outstanding Contract loan balance, including accrued but unpaid interest, from:

     (1) the Death Benefit;

     (2) full withdrawal proceeds;

     (3) the amount available for partial withdrawal; and

     (4) the amount applied on the Payout Start Date to provide income payments.

Usually you must repay a Contract loan within five years of the date the loan is made. Scheduled payments must be level, amortized over the repayment period, and made at least quarterly. We may permit a repayment period of 15 or 30 years if the loan proceeds are used to acquire your principal residence. We may also permit other repayment periods.

You must mark your loan repayments as such. We will assume that any payment received from you is a Purchase Payment, unless you tell us otherwise.

If you do not make a loan payment when due, we will continue to charge interest on your loan. We also will declare the entire loan in default. We will subtract the defaulted loan balance plus accrued interest from any future distribution under the Contract and keep it in payment of your loan. Any defaulted amount plus interest will be treated as a distribution for tax purposes (as permitted by law). As a result, you may be required to pay taxes on the defaulted amount, incur the early withdrawal tax penalty, and be subject to mandatory 20% federal withholding. Until we are permitted by law to foreclose on a defaulted loan, we will continue to charge interest and add unpaid interest to your outstanding loan balance. If the total loan balance exceeds the amount available for full withdrawal, we will mail written notice to your last known address. The notice will state the amount needed to maintain the Contract in force. If we do not receive payment of this amount within 31 days after we mail this notice, we will terminate your Contract.

We may defer making any loan for 6 months after you ask us for a loan, unless the loan is to pay a premium to us.

INCOME PAYMENTS

PAYOUT START DATE

You select the Payout Start Date in your application. The Payout Start Date is the day that we apply your money to an Income Plan. The Payout Start Date must be:

o    at least 30 days after the Issue Date; and

o no later than the day the Annuitant reaches age 90, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS

An Income Plan is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years.

Three Income Plans are available under the Contract. Each is available to provide:

o    fixed income payments;

o    variable income payments; or

o    a combination of the two.

The three Income Plans are:

INCOME PLAN 1 -- LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 3 -- GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 YEARS TO 30 YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. You may elect to receive guaranteed payments for periods ranging from 5 to 30 years. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the Variable Subaccount assets that support variable income payments even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant are alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the income payments at any time and withdraw their value, subject to withdrawal charges. For Variable Amount income Payments, the value you may withdraw is equal to the present value of the Variable Amount Income Payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For Fixed Amount Income Payments, the value you may withdraw is equal to the present value of the Fixed Amount Income Payments being terminated, calculated using a discount rate equal to the applicable current interest rate. The applicable current interest rate is the rate we are using on the date we receive your withdrawal request to determine income payments for a new Income Plan with a payment period equal to the remaining payment period of the income payments being terminated. The value you may withdraw may be higher or lower than it would have been using the interest rate that was initially used to calculate your Fixed Account Income Payments and your total payments (withdrawal amount plus income payments already received) may be more or less than the amount applied to your Income Plan. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We may make other Income Plans available.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Subaccounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $50, and state law permits, we may:

o pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen; or

o    reduce the frequency of your payments so that each payment will be at least
     $50.

VARIABLE INCOME PAYMENTS

The amount of your variable income payments depends upon the investment results of the Variable Subaccounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Subaccounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

FIXED INCOME PAYMENTS

We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

2.   deducting any applicable premium tax; and

3. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or any shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

INCOME BENEFIT RIDER

For Contract Owners and Annuitants up to and including age 75. The Rider is optional, has additional charges and may not be available in all states.

Qualifications. To qualify for the income benefit payments under this Rider, you must meet the following requirements as of the Payout Start Date:

o You must elect a Payout Start Date that is on or after the 10th anniversary of the Rider Date;

o The Payout Start Date must be prior to the oldest Annuitant's 90th birthday;

o The payout Start Date must occur during the 30 day period following a Contract Anniversary;

o You must elect to receive fixed income payments, which will be calculated using the guaranteed payout rates listed in your Contract; and

o The Income Plan you selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

o 10 years, if the youngest Annuitant's age is 80 or less on the Payout Start Date, or

o 5 years, if the youngest Annuitant's age is greater than 80 on the Payout Start Date.

o Of course, if your Contract Value, applied to the then current payout rates offered by Lincoln Benefit, generates higher income payments than those provided under the Income Benefit Rider, you will receive the higher payment amount. You may also elect to apply your Contract Value to any other income plan that we offer at that time.

The Income Benefit Rider will no longer be in effect and the mortality and expense charge for the Rider will end upon the change of the named Annuitant for reasons other than death.

Income Base

The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Rider ("Guaranteed Income Benefit") and does not provide a Contract Value or guarantee performance of any investment option.

On the date we issue the Rider ("Rider Date"), the Income Base is equal to the Contract Value. After the Rider Date, the Income Base plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawal will accumulate daily at a rate equivalent to 5% per year until the earlier of the Payout Start Date, or the first day of the month after the oldest Contract Owner's (or Annuitant's, if the Contract Owner is not a living person) 85th birthday. The maximum Income Base is 200% of:

o        the Contract Value on the Rider Date; plus
o        any subsequent purchase payments; less
o        any subsequent withdrawal adjustments.

Withdrawal Adjustment

The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c) where:

                (a)     = the withdrawal amount
                (b)     = the Contract Value immediately prior to the
                          withdrawal, and
                (c)     = the most recently calculated Income Base

The Guaranteed Income Benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.

On the Payout Start Date, the income payment will be the greater of the guaranteed Income Benefit or the Income Payment provided in the Payout Phase section.

CERTAIN EMPLOYEE BENEFIT PLANS

The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


DEATH BENEFITS

We will pay a death benefit prior to the Payout Start Date on:

1. the death of any Contract Owner or,

2. the death of the Annuitant, if the Contract Owner is not a living person.

We will pay the death benefit to the new Contract Owner as determined immediately after the death. The new Contract Owner would be a surviving Contract Owner or, if none, the Beneficiary(ies). If the Contract Owner is not a living person, in the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner.

A claim for a distribution on death must include DUE PROOF OF DEATH. We will accept the following documentation as "Due Proof of Death":

o    a certified copy of a death certificate,

o a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

o    any other proof acceptable to us.

Your beneficiary should submit a complete claim for payment of the Death Benefit within 180 days of the relevant death in order to claim the standard or enhanced Death Benefit. If your beneficiary does not submit a complete claim for payment of the Death benefit within 180 days of the relevant death, the beneficiary will be paid the Settlement Value.

DEATH BENEFIT AMOUNT

Prior to the Payout Start Date, the standard Death Benefit is equal to the greatest of:

o the sum of all Purchase Payments reduced by the sum of all withdrawal adjustments; or

o    the Contract Value on the date we determine the Death Benefit, or


o the SETTLEMENT VALUE (that is, the amount payable on a full withdrawal of Contract Value, i.e., the Contract Value adjusted by any market value adjustment, less any applicable withdrawal charge or premium tax) on the date we determine the Death Benefit, or

o the Contract Value on each Death Benefit Anniversary prior to the date we determine the Death Benefit, increased by any purchase payment made since that Death Benefit Anniversary and reduced by an adjustment for any withdrawals since that Death Benefit Anniversary.

In other words, for each Death Benefit Anniversary that occurs prior to the date we determine the Death Benefit, we will calculate an amount equal to the Contract Value on that Death Benefit Anniversary, plus any purchase payments made since that Death Benefit Anniversary, and minus an adjustment for any withdrawals made since that Death Benefit Anniversary. (The calculation of the withdrawal adjustment is described in the next paragraph.) If there are multiple Death Benefit Anniversaries, we will make multiple calculations. The highest result will be compared to the other three values listed above in order to determine the Death Benefit.

"Death Benefit Anniversaries" occur every 7th Contract anniversary until the oldest Contract Owner's 80th birthday, or the Annuitant's 80th birthday if the Contract Owner is not a living person. The Contract Anniversary immediately following the oldest Contract Owner's 80th birthday, or the Annuitant's 80th birthday if the Contract Owner is not a living person, will also be a Death Benefit Anniversary and is the final Death Benefit Anniversary.

The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:

    (a) is the withdrawal amount;
    (b) is the Contract Value immediately prior to the withdrawal; and
    (c) is the Contract Value on the Death Benefit Anniversary adjusted by any prior purchase payments or withdrawals made since that Anniversary.

We will determine the value of the Death Benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

ENHANCED DEATH BENEFIT RIDER

The Enhanced Death Benefit Rider is an optional benefit that you may elect if the Contract Owners and Annuitants are not older than age 80 on the date we receive the application, or the date we receive the written request to add this Rider, whichever is later. If the Contract Owner is a living individual, the Enhanced Death Benefit applies only upon the death of the Contract Owner. If the Contract Owner is not a living individual, the Enhanced Death Benefit applies only upon the death of the Annuitant. For Contracts with the Enhanced Death
Benefit Rider, the death benefit will be the greatest of the standard death benefit above, or the Enhanced Death Benefit. The Enhanced Death Benefit is equal to the greater of Enhanced Death Benefit A or Enhanced Death Benefit B. Enhanced Death Benefit A or B may not be available in all states.

The Enhanced Death Benefit will never be greater than the maximum death benefit allowed by any state nonforfeiture laws that govern the Contract. The Enhanced Death Benefit Rider and the mortality and expense charge for the Rider will terminate upon the change of Contract Owner (or the Annuitant if the Contract Owner is not a living person) for reasons other than death.

ENHANCED DEATH BENEFIT A. On the date we issue the Rider ("Rider Date"), Enhanced Death Benefit A is equal to the Contract Value on that date. After the Rider Date, Enhanced Death Benefit A is the greatest of the ANNIVERSARY VALUES as of the date we determine the death benefit. The "Anniversary Value" is equal to the Contract Value on a Contract Anniversary, increased by purchase payments made since that Anniversary and reduced by a withdrawal adjustment, as described below, for any partial withdrawals since that Anniversary.

We will calculate Anniversary Values for each Contract Anniversary up until the earlier of:

o    the date we determine the death benefit; or

o the first Contract Anniversary following the oldest Contract Owner's or, if the Contract Owner is not a living person, the Annuitant's 80th birthday, or the first day of the 61st month following the Rider Date, whichever is later.

After age 80, or the first day of the 61st month following the Rider Date, whichever is later, we will recalculate the Enhanced Death Benefit A only for purchase payments and withdrawals.

The withdrawal adjustment is equal to (a) divided by (b), and the result multiplied by (c) where:

    (a) = is the withdrawal amount,
    (b) = is the Contract Value immediately prior to the withdrawal, and
    (c) = the most recently calculated Enhanced Death Benefit A.

ENHANCED DEATH BENEFIT B. The Enhanced Death Benefit B on the Rider Date is equal to the Contract Value on that date. After the Rider Date, the Enhanced Death Benefit B, plus any subsequent purchase payments and less a withdrawal adjustment, as described below, will accumulate daily at a rate equivalent to 5% per year until the earlier of:

o    the date we determine the death benefit; or

o the first day of the month following the oldest Contract Owner's or, if the Contract Owner is not a living person, the Annuitant's 80th birthday, or the first day of the 61st month following the Rider Date, whichever is later.

After age 80, or the first day of the 61st month following the Rider Date, whichever is later, we will recalculate the Enhanced Death Benefit B only for purchase payments and withdrawals. The maximum amount of Enhanced Death Benefit B is 200% of:

o    the Contract Value on the Rider Date; plus

o    any subsequent purchase payments; less

o    any subsequent withdrawal adjustments.

The withdrawal adjustment is equal to (a) divided by (b), and the result multiplied by (c) where:

         (a) = the withdrawal amount,
         (b) = is the Contract Value immediately prior to the withdrawal, and
         (c) = is the most recently calculated Enhanced Death Benefit B.

ENHANCED EARNINGS DEATH BENEFIT RIDER

For Contract Owners and Annuitants up to and including age 75, the Enhanced Earnings Death Benefit Rider is an optional benefit that you may elect.

If the Contract Owner is a living person, the Enhanced Earnings Death Benefit Rider applies only upon the death of the Contract Owner. If the Contract Owner is not a living person, the Enhanced Earnings Death Benefit Rider applies only upon the death of the annuitant. The Enhanced Earnings Death Benefit Rider and the annual charge for the Rider will terminate upon the change of Contract Owner (or the Annuitant if the Contract Owner is not a living person) for reasons other than death. The Rider may not be available in all states. We may discontinue the offering of the Rider at any time.

Under the Enhanced Earnings Death Benefit Rider, the Enhanced Earnings Death Benefit is determined as follows:

     If the oldest Contract Owner, or the Annuitant if the Contract Owner is not a living person, is age 55 or younger on the date we receive the completed application, or we receive written request to add this rider, whichever is later, the Enhanced Earnings Death Benefit will be:

     o the lesser of 100% of In-Force Premium (excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the death of the Contract Owner, or the Annuitant if the Contract Owner is not a living person) or 50% of In-Force Earnings, calculated as of the date we receive due proof of death.

     If the oldest Contract Owner, or the Annuitant if the Contract Owner is not a living person, is between the ages of 56 and 65 on the date we receive the completed application or the date we receive the written request to add this rider, whichever is later, the Enhanced Earnings Death Benefit will be:

          o the lesser of 80% of the In-Force Premium (excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the death of the Contract Owner, or the Annuitant if the Contract Owner is not a living person) or 40% of In-Force Earning, calculated as of the date we receive due proof of death.


     If the oldest Contract Owner, or the Annuitant if the Contract Owner is not a living person, is between the ages of 66 and 75 on the date we receive the completed application or the date we receive the written request to add this rider, whichever is later, the Enhanced Earnings Death Benefit will be:

          o the lesser of 50% of In-Force Premium (excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the death of the Contract Owner, or the Annuitant if the Contract Owner is not a living person) or 25% of In-Force Earnings, calculated as of the date we receive due proof of death.

For purpose of calculating the Enhanced Earnings Death Benefit, the following definitions apply:

o In-Force Earnings is the greater of (a) the current Contract Value less the In-Force Premium; or (b) zero.

o    In-Force Premiums are defined as follows:

o    If the Rider Date is the same as the Issue Date of the Contract:

o    The  sum  of  all  the   purchase   payments   less  the  sum  of  all  the
     Excess-of-Earnings Withdrawals.

o    If the Rider Date is later than the Contract issue date:

o The Contract Value as of Rider Date plus all the purchase payments made after the Rider Date less the sum of all the Excess-of-Earnings Withdrawals after the Rider Date

Excess-of-Earnings Withdrawals are defined as follows: For each withdrawal, this amount is equal to the amount, if any, by which the withdrawal exceeds the In-Force Earnings immediately prior to the withdrawal.

We will calculate the Enhanced Earnings Death Benefit Rider as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit with the death benefit as described under "Death Benefit Payments" below.

The value of the Enhanced Earnings Death Benefit largely depends on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Rider may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your financial advisor can help you decide if the Enhanced Earnings Death Benefit Rider is right for you.

For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Rider, see Appendix B.

DEATH BENEFIT PAYMENTS

1.   If the sole new Contract Owner is your spouse:

     a) Your spouse may elect, within 180 days of the date of your death, to receive the Death Benefit described above in a lump sum.

     b) Your spouse may elect, within 180 days of the date of your death, to receive an amount equal to the Death Benefit paid out through an Income Plan. Payments from the Income Plan must begin within one year of your date of death. The payments must be:

          i.   over the life of your spouse; or

          ii. for a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of your spouse; or

          iii. over the life of your spouse with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of your spouse.

If your spouse does not elect one of the options above, then your spouse may continue the Contract prior to the Payout Start Date as if no death has occurred. If your spouse elects to continue the Contract within 180 days of the date of your death and prior to the Payout Start Date, the following conditions apply:

a) On the date the Contract is continued, the Contract Value will be the Death Benefit as determined at the end of the Valuation Period during which we received due proof of death. Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Benefit amount over the Contract Value will be allocated to the Subaccounts. This excess will be allocated in proportion to your Contract Value in the investment alternatives on the Valuation Date that we receive due proof of death, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Subaccount. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfers without incurring a transfer fee:

     i.   transfer all or a portion of the excess among the Subaccounts;

     ii. transfer all or a portion of the excess into the Guaranteed Maturity Fixed Account and begin a new Guarantee Period; or

     iii. transfer all or a portion of the excess into a combination of Subaccounts, or the Guaranteed Maturity Fixed Account.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract. If your spouse elects to continue the Contract after 180 days of the date of your death, the Contract Value will not be adjusted to the Death Benefit. The surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a Withdrawal Charge or Market Value Adjustment.

Prior to the Payout Start Date, the Death Benefit of the continued Contract will be the greatest of:

     a) the sum of all purchase payments reduced by an adjustment for any withdrawals; or

     b)   the Contract Value on the date we determine the Death Benefit; or

     c)   the Settlement Value on the date we determine the Death Benefit; or

     d) the Contract Value on each Death Benefit Anniversary prior to the date we determine the Death Benefit, increased by any Purchase Payments made since that Death Benefit Anniversary and reduced by an adjustment for any withdrawals, as defined in the Death Benefit provision. Please see DEATH BENEFIT AMOUNT on page 33 for a detailed explanation of how these amounts are calculated.

Only one spousal continuation is allowed under the Contract.

2. If the new Contract Owner is not your spouse but is a living person, the new Contract Owner has the following options:

     a) The new Contract Owner may elect, within 180 days of the date of your death, to receive the Death Benefit in a lump sum.

     b) The new Contract Owner may elect, within 180 days of the date of your death, to receive an amount equal to the Death Benefit paid out through an Income Plan. Payments from the annuity option must begin within one year of your date of death. The Payments must be:

          i. over the life of the new Contract Owner, or for a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Contract Owner; or

          ii. Over the life of the new Contract Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Contract Owner.

     c) The new Contract Owner may elect to receive the Settlement Value payable in a lump sum within 5 years of your date of death.

3. If the new Contract Owner is a non-Living Person, the new Contract Owner has the following options:

     a) The non-living Contract Owner may elect, within 180 days of your death, to receive the Death Benefit in a lump sum.

     b) The non-living Contract Owner may elect to receive the Settlement Value payable in a lump sum within 5 years of your date of death.

     c) If the new Contract Owner does not make one of the above described elections, the Settlement Value must be withdrawn by the new Contract Owner on or before the mandatory distribution date 5 years after your date of death.

If any new Contract Owner is not a Living Person, all new Contract Owners will be considered to be non-Living Persons for the above purposes.

If a new Contract Owner does not make one of the elections described above, the Settlement Value must be withdrawn by the new Contract Owner on or before the mandatory distribution date 5 years after your date of death.

DEATH OF ANNUITANT

If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date, the Contract Owner must elect one of the following options:

1. If the Contract Owner is a Living Person, the Contract will continue with a new Annuitant as described on page 15.

2.   If the Contract Owner is not a Living Person:

     a. The non-living Contract Owner may elect, within 180 days of the Annuitant's date of death, to receive the Death Benefit in a lump sum; or

     b. The non-living Contract Owner may elect to receive the Settlement Value payable in a lump sum within 5 years of the Annuitant's date of death.

If the non-living Contract Owner does not make one of the above described elections, the Settlement Value must be withdrawn by a non-living Contract Owner on or before the mandatory distribution date 5 years after the Annuitant's death.

We reserve the right to waive the 180 day limit on a non-discriminatory basis.

MORE INFORMATION

Lincoln Benefit Life Company. Lincoln Benefit Life Company is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is 2940 South 84th Street, Lincoln, Nebraska, 68506-4142. Lincoln Benefit is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life" or "ALIC"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company ("AIC"), a stock property-liability insurance company incorporated under the laws of Illinois. All outstanding capital stock of Allstate is owned by The Allstate Corporation ("Allstate").

We are authorized to conduct life insurance and annuity business in the District of Columbia, Guam, U.S. Virgin Islands and all states except New York. We intend to market the Contract everywhere we conduct variable annuity business. The Contracts offered by this prospectus are issued by us and will be funded in the Variable Account and/or the Fixed Account.

Under our reinsurance agreements with Allstate Life, substantially all contract related transactions are transferred to Allstate Life. Through our reinsurance agreements with Allstate Life, substantially all of the assets backing our reinsured liabilities are owned by Allstate Life. These assets represent our general account and are invested and managed by Allstate Life. Accordingly, the results of operations with respect to applications received and contracts issued by Lincoln Benefit are not reflected in our consolidated financial statements. The amounts reflected in our consolidated financial statements relate only to the investment of those assets of Lincoln Benefit that are not transferred to Allstate Life under the reinsurance agreements. While the reinsurance agreements provide us with financial backing from Allstate Life, it does not create a direct contractual relationship between Allstate Life and you.

Under the Company's reinsurance agreements with ALIC, the Company reinsures all reserve liabilities with ALIC except for variable contracts. The Company's variable contract assets and liabilities are held in legally-segregated, unitized Variable Accounts and are retained by the Company. However, the transactions related to such variable contracts such as premiums, expenses and benefits are transferred to ALIC.

Lincoln Benefit is highly rated by independent agencies, including A.M. Best, Moody's, and Standard & Poor's. These ratings are based on our reinsurance agreement with Allstate Life, and reflect financial strength. The ratings are not intended to reflect the financial strength or investment experience of the Variable Account. We may from time to time advertise these ratings in our sales literature.

THE VARIABLE ACCOUNT

Lincoln Benefit established the Lincoln Benefit Life Variable Annuity Account in 1992. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Lincoln Benefit.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Nebraska law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Lincoln Benefit.

The Variable Account consists of Variable Subaccounts. Each Variable Subaccount invests in a corresponding Portfolio. We may add new Variable Subaccounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We may also add other Variable Subaccounts that may be available under other variable annuity contracts. We do not guarantee the investment performance of the Variable Account, its Subaccounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS

DIVIDENDS  AND  CAPITAL  GAIN  DISTRIBUTIONS.   We  automatically  reinvest  all
dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Subaccounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Subaccount by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Subaccount by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Subaccounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT

DISTRIBUTION.

The Contracts described in this prospectus are sold by registered representatives of broker-dealers who are our licensed insurance agents, either individually or through an incorporated insurance agency. Commissions paid to broker-dealers may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 7.5% of all Purchase Payments (on a present value basis). From time to time, we may offer additional sales incentives of up to 1.5% of Purchase Payments and other cash bonuses to broker-dealers who maintain certain sales volume levels. We do not pay commission on Contract sales to our employees, employees of Surety Life Insurance Company, and Allstate Financial Services L.L.C. or their spouses or minor children, if these individuals reside in the State of Nebraska.

ALFS, Inc. ("ALFS") located at 3100 Sanders Road, Northbrook, IL 60062-7154 serves as distributor of the Contracts. ALFS, an affiliate of Lincoln Benefit, is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. Lincoln Benefit does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for expenses incurred in distributing the Contracts, including liability arising out of services we provide on the Contracts.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

o    issuance of the Contracts;

o    maintenance of Contract Owner records;

o    Contract Owner services;

o    calculation of unit values;

o    maintenance of the Variable Account; and

o    preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we reserve the right to make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

QUALIFIED PLANS

If you use the Contract within a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.

LEGAL MATTERS


All matters of Nebraska law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Nebraska law, have been passed upon by William F. Emmons, Vice President, Assistant General Counsel and Assistant Secretary of Lincoln Benefit. Legal matters relating to the federal securities laws in connection with the Contracts described in this prospectus are being passed upon by the law firm of Jorden Burt LLP, 1025 Thomas Jefferson St. N.W., East Lobby-Suite 400, Washington, D.C. 20007-0805.


TAXES

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. LINCOLN BENEFIT MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1.   the Contract Owner is a natural person,

2. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

3. Lincoln Benefit is considered the Owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for Contracts owned by non-natural persons.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract Owner during the taxable year. Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that you will be considered the Owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of separate account investments may cause an investor to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct Subaccount investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that

Contract Owners were not Contract Owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the Contract Owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Lincoln Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax Contract Owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year of the first contribution to any Roth IRA and which are:

o    made on or after the date the individual attains age 59 1/2,

o    made to a beneficiary after the Contract Owner's death,

o    attributable to the Contract Owner being disabled, or

o for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

TAXATION OF ANNUITY DEATH BENEFITS. Death of a Contract Owner, or death of the Annuitant if the Contract Owner is not a natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

2. if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

1.   made on or after the date the Contract Owner attains age 59 1/2;

2.   made as a result of the Contract Owner's death or disability;

3. made in substantially equal periodic payments over the Contract Owner's life or life expectancy,

4.   made under an immediate annuity, or

5.   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.

AGGREGATION OF ANNUITY CONTRACTS. All non-qualified deferred annuity contracts issued by Lincoln Benefit (or its affiliates) to the same Contract Owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

TAX QUALIFIED CONTRACTS

Contracts may be used as investments with certain qualified plans such as:

o Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Code;

o    Roth IRAs under Section 408A of the Code;

o    Simplified Employee Pension Plans under Section 408(k) of the Code;

o Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section 408(p) of the Code;

o    Tax Sheltered Annuities under Section 403(b) of the Code;

o    Corporate and Self Employed Pension and Profit Sharing Plans; and

o    State  and  Local   Government   and   Tax-Exempt   Organization   Deferred
     Compensation Plans.

The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed below.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

The Death Benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit, including that provided by the optional Death Benefit, from being provided under the Contracts when we issue the Contracts as Traditional IRAs, Roth IRAs or SIMPLE IRAs. However, the law is unclear and it is possible that the presence of the Death Benefit under a Contract issued as a Traditional IRA, Roth IRA or SIMPLE IRAs could result in increased taxes to the Contract Owner.

It is also possible that the Death Benefit could be characterized as an incidental Death Benefit. If the Death Benefit were so characterized, this could result in currently taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental Death Benefits that may be provided under qualified plans, such as in connection with a 403(b) plan. Even if the Death Benefit under the Contract were characterized as an incidental Death Benefit, it is unlikely to violate those limits unless the Contract Owner also purchases a life insurance contract in connection with such plan.

RESTRICTIONS UNDER SECTION 403(B) PLANS. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after December 31, 1998, and all earnings on salary reduction contributions, may be made only:

1. on or after the date the employee

     o    attains age 59 1/2,

     o    separates from service,

     o    dies,

     o    becomes disabled, or

2. on account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship).

These limitations do not apply to withdrawals where Lincoln Benefit is directed to transfer some or all of the Contract Value to another 403(b) plan.

INCOME TAX WITHHOLDING

Lincoln Benefit is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1.   required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or over the life (joint lives) of the participant (and beneficiary).

Lincoln Benefit may be required to withhold federal and state income taxes on any distributions from non-Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.

ANNUAL REPORTS AND OTHER DOCUMENTS

Lincoln Benefit's annual report on Form 10-K for the year ended December 31, 2000, and quarterly report on Form 10-Q for the period ended March 31, 2001 are incorporated herein by reference, which means that they are legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act of 1934 are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000910739. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. the address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at Lincoln Benefit Life Company, 2940 South 84th Street, Lincoln, Nebraska, 68516 or 800-525-9287.

EXPERTS

The financial statements of Lincoln Benefit as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and the related financial statement schedule incorporated herein by reference from the Annual Report on Form 10-K of Lincoln Benefit Life Company and from the Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended incorporated herein by reference from the Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

PERFORMANCE INFORMATION

We may advertise the performance of the Variable Subaccounts, including yield and total return information. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Subaccount after reinvesting all income distributions. Yield refers to the income generated by an investment in a Variable Subaccount over a specified period.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Subaccounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Subaccounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

                                   APPENDIX A
                             MARKET VALUE ADJUSTMENT

The Market Value Adjustment is based on the following:

I = the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the establishment of the Guarantee Period.

N = the number of whole and partial years from the date we receive the withdrawal, transfer, or death benefit request, or from the Payout Start Date to the end of the Guarantee Period.

J = the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request. If a Note with a maturity of the original Guarantee Period is not available, we will use a weighted average.

Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment factor is determined from the following formula:

                                .9 X [I-(J + .0025)] X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as a death benefit, or applied to an Income Plan from a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.

EXAMPLES OF MARKET VALUE ADJUSTMENT

Purchase Payment:   $10,000 allocated to a Guarantee Period
Guarantee Period:   5 years
Guaranteed Interest Rate:      4.50%
Full Withdrawal:    End of Contract Year 3
I (5-Year Treasury Rate):    4.50%

NOTE: These examples assume that premium taxes are not applicable and that previous withdrawals have not been taken.

                 EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)

          Step 1: Calculate Contract Value at End of Contract Year 3:
              = $10,000.00 X (1.045) TO THE POWER OF 3 = $11,411.66

                 Step 2: Calculate the Free Withdrawal Amount:
                        = .15 X ($10,000.00)
                        = $1,500.00 (greater than $1,411.66
                          earnings in the Contract)

                    Step 3: Calculate the Withdrawal Charge:
                       = .07 X ($10,000 - $1,500) = $595.00

                 Step 4: Calculate the Market Value Adjustment:

                      I   =   4.50%
                      J   =   4.20% (5-Year Treasury Rate at time of withdrawal)

                              730 DAYS
                      N   =   --------   =   2
                              365 DAYS

                MARKET VALUE ADJUSTMENT FACTOR: .9 X [I - (J + .0025)] X N
                        = .9 X [.045 - (.042 + .0025)] X 2 = .0009

           MARKET VALUE ADJUSTMENT = MARKET VALUE ADJUSTMENT FACTOR X
                            AMOUNT SUBJECT TO MARKET VALUE ADJUSTMENT:
                     = .0009 X $11,411.66  = $10.27

         Step 5: Calculate the amount received by Contract Owner as a result of full withdrawal at the end of Contract Year 3:
                   = $11,411.66 - $595.00 + $10.27 = $10,826.93

                   EXAMPLE 2: (ASSUMES RISING INTEREST RATES)

          Step 1: Calculate Contract Value at End of Contract Year 3:
              = $10,000.00 X (1.045) TO THE POWER OF 3 = $11,411.66

                 Step 2: Calculate the Free Withdrawal Amount:
                        = .15 X ($10,000.00)
                        = $1,500.00 (greater than $1,411.66 in earnings)

                    Step 3: Calculate the Withdrawal Charge:
                    = .07 X ($10,000.00 - $1,500.00) = $595.00

                 Step 4: Calculate the Market Value Adjustment:


                      J   =   4.80% (5-Year Treasury Rate at time of withdrawal)

                      N   =   730 DAYS   =   2
                              --------
                              365 DAYS

                MARKET VALUE ADJUSTMENT FACTOR: .9 X [I - (J + .0025)] X N
                      = .9 X [(.045 - (.048 + .0025)] X (2) = -.0099

                MARKET VALUE ADJUSTMENT = MARKET VALUE ADJUSTMENT FACTOR X
                            AMOUNT SUBJECT TO MARKET VALUE ADJUSTMENT:
                    = -.0099 X $11,411.66 = -$112.98

                Step 5: Calculate the amount received by Contract Owner as a result of full withdrawal at the end of Contract Year 3:
                   = $11,411.66 - $595.00 - $112.98 = $10,703.63

                                   APPENDIX B
              CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT AMOUNT

EXAMPLE 1. In this example, assume that the oldest Contract Owner is age 55 at the time the Contract is issued and elects the Enhanced Earnings Death Benefit Rider when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Lincoln Benefit receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

Excess-of-Earnings Withdrawals = $0

Purchase payments in the 12 months after the Rider Date and prior to Death = $0 In-Force Premium = $100,000 ($100,000 + $0 - $0) In-Force Earnings = $25,000
($125,000 - $100,000) Enhanced Earnings Death Benefit = 50% x $25,000 = $12,500.

Since 50% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 2. In the second example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. At the time the withdrawal is taken, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Lincoln Benefit receives Due Proof of Death will be assumed to be $114,000.

Excess of Earnings Withdrawals = $5,000 ($10,000 - $5,000)

Purchase payments in the 12 months after the Rider Date and prior to Death = $0 In-Force Premium = $95,000 ($100,000 + $0 - $5,000) In-Force Earnings = $19,000
($114,000 - $95,000) Enhanced Earnings Death Benefit = 50% x $19,000 = $9,500.

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments in the 12 months after the Rider Date and prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 3. This third example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Rider after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Contract Owner is age 65 on the Rider Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Enhanced Earnings Death Benefit Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Lincoln Benefit receives Due Proof of Death.

Excess of Earnings Withdrawals = $30,000 ($50,000 - $20,000) Purchase payments in the 12 months after the Rider Date and prior to Death = $0 In-Force Premium = $120,000 ($110,000 + $40,000 - $30,000) In-Force Earnings = $20,000 ($140,000 -
$120,000) Enhanced Earnings Death Benefit = 40% of $20,000 = $8,000.

In this example, In-Force Premium is equal to the Contract Value on the date the
Rider  was  issued  plus  the   additional   purchase   payment  and  minus  the
Excess-of-Earnings Withdrawal.

Since 40% of In-Force Earnings is less than 80% of the In-Force Premium (excluding purchase payments in the 12 months after the Rider Date and prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
--------------------------------------------------------------------
Description
--------------------------------------------------------------------
     Additions, Deletions or Substitutions of Investments               S-1
     The Contract                                                       S-2
         Purchases of Contracts                                         S-2
         Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)   S-2
     Performance Information                                            S-2
         Standardized Total Returns                                     S-2
         Non-standardized Total Returns                                 S-15
         Adjusted Historical Total Returns                              S-27
         Calculation of Accumulation Unit Values                        S-39
         Calculation of Variable Income Payments                        S-40
         Calculation of Annuity Unit Values                             S-40
     General Matters                                                    S-40
         Incontestability                                               S-40
         Settlements                                                    S-40
         Safekeeping of the Variable Account's Assets                   S-40
         Premium Taxes                                                  S-40
         Tax Reserves                                                   S-41
     Federal Tax Matters                                                S-41
     Qualified Plans                                                    S-41
     Experts                                                            S-43
     Financial Statements                                               S-43
------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                      THE LINCOLN BENEFIT VARIABLE ANNUITY

Lincoln Benefit Life Company
Variable Annuity Separate Account
PO Box 80469
Lincoln, NE  68501-0469
1 (800) 525-9287
                                           Statement of Additional Information
                                           Dated August 10, 2001

This Statement of Additional Information supplements the information in the prospectus for the Lincoln Benefit Life Variable Annuity Contracts that we offer. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated August 10, 2001, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for the Contracts.


                                TABLE OF CONTENTS

Description                                                                Page

Additions, Deletions or Substitutions of Investments.........................S-1
The Contract.................................................................S-1
         Purchases of Contracts..............................................S-2
         Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)........S-2
Performance Information......................................................S-2
         Standardized Total Returns..........................................S-2
         Non-standardized Total Returns.....................................S-15
         Adjusted historical Total Returns..................................S-27
         Calculation of Accumulation Unit Values............................S-39
         Calculation of Variable Income Payments............................S-40
         Calculation of Annuity Unit Values.................................S-40
General Matters.............................................................S-40
         Incontestability...................................................S-40
         Settlements........................................................S-40
         Safekeeping of the Variable Account's Assets.......................S-40
         Premium Taxes......................................................S-40
         Tax Reserves.......................................................S-41
Federal Tax Matters.........................................................S-41
Qualified Plans.............................................................S-41
Experts.....................................................................S-43
Financial Statements........................................................S-43

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Subaccount to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different Fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Subaccount until we have notified the Contract Owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Subaccounts or series of Variable Subaccounts. Each additional Variable Subaccount would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Subaccounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Subaccounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Subaccounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, ALFS, Inc. ("ALFS"), distributes the Contracts. ALFS is an affiliate of Lincoln Benefit. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

PERFORMANCE INFORMATION

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Subaccounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract Owner. Also, please note that the performance figures shown do not reflect any applicable taxes.

STANDARDIZED TOTAL RETURNS

A Variable Subaccount's standardized total return represents the average annual total return of that Subaccount over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Subaccount's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:

                               1000(1 + T)n = ERV

where:

   T       =        average annual total return

   ERV     =        ending redeemable value of a hypothetical $1,000 payment
                    made at the beginning of 1, 5, or 10 year periods or shorter period

   n       =        number of years in the period

   1000    =        hypothetical $1,000 investment

When factoring in the withdrawal charge assessed upon redemption, we exclude the Free Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

The standardized total returns for the Variable Subaccounts available under the Contract for the periods ended December 31, 2000 are set out below. The Contract was first offered for sale as of the date of this Statement of Additional
Information. Accordingly, the performance shown reflects the historical performance of the Variable Subaccounts, adjusted to reflect the current level of charges that apply to the Variable Subaccounts under the Contract, as well as the withdrawal charges. No standardized returns are shown for the Fidelity VIP Equity Income Portfolio - Service Class 2, Fidelity VIP Investment Grade Bond Portfolio - Service Class 2, Fidelity VIP Overseas Portfolio - Service Class 2, Janus Worldwide Growth Portfolio - Service Class, MFS New Discovery Series-Service Class, and MFS Utilities Series-Service Class because those Variable Subaccounts had not commenced operations as of December 31, 2000.

(Without the Enhanced Death Benefit Rider, the Income Benefit Rider or the Enhanced Earnings Death Benefit Rider)


                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception

AIM Variable Insurance Funds
     Dent Demographic Trends Fund                               N/A              N/A              N/A              N/A

Fidelity Variable Insurance Products Fund *
     Equity-Income Portfolio - Service Class 2                  N/A              N/A              N/A              N/A
     Investment Grade Bond Portfolio - Service Class 2          N/A              N/A              N/A              N/A
     Overseas Portfolio - Service Class 2                       N/A              N/A              N/A              N/A

Janus Aspen Series
     Global Value Portfolio: Service Shares                     N/A              N/A              N/A              N/A
     Worldwide Growth Portfolio: Service Shares ***             N/A              N/A              N/A              N/A

Lazard Retirement Series, Inc.
     Emerging Markets Portfolio                              10/18/99          -35.06%            N/A            -10.20%

LSA Variable Series Trust
     Aggressive Growth Fund                                     N/A              N/A              N/A              N/A
     Balanced Fund                                           10/18/99           1.41%             N/A             4.71%
     Basic Value Fund                                           N/A              N/A              N/A              N/A
     Blue Chip Fund                                             N/A              N/A              N/A              N/A
     Capital Appreciation Fund                                  N/A              N/A              N/A              N/A
     Disciplined Equity Fund                                 10/18/99          -18.26%            N/A             -4.42%
     Diversified Mid Cap Fund                                   N/A              N/A              N/A              N/A
     Emerging Growth Equity Fund                             10/18/99          -37.09%            N/A             11.87%
     Focused Equity Fund                                     10/18/99          -22.64%            N/A             -1.65%
     Growth Equity Fund                                      10/18/99          -18.88%            N/A             0.31%
     Mid Cap Value Fund                                         N/A              N/A              N/A              N/A
     Value Equity Fund                                       10/18/99           7.79%             N/A             16.02%

                                      S-3

                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
MFS Variable Insurance Trust **
     New Discovery Series - Service Class                       N/A              N/A              N/A              N/A
     Utilities Series - Service Class                           N/A              N/A              N/A              N/A

The Universal Institutional Funds, Inc.
     High Yield Portfolio                                    10/18/99          -17.83%            N/A            -12.37%

OCC Accumulation Trust
     Science and Technology Portfolio                         2/1/01             N/A              N/A              N/A
     Small Cap Portfolio                                     10/18/99           36.23%            N/A             14.55%

Oppenheimer Variable Account Funds ****
     Main Street Small Cap Fund/VA - Service Class              N/A              N/A              N/A              N/A

Panorama Series Fund, Inc. ****
     Oppenhiemer International Growth Fund/VA - Service         N/A              N/A              N/A              N/A
     Class

PIMCO Variable Insurance Trust
     Foreign Bond Portfolio                                  10/18/99           0.13%             N/A             0.31%
     Money Market Portfolio                                  10/18/99           -1.23%            N/A             -0.36%
     Total Return Bond Portfolio                             10/18/99           4.60%             N/A             5.77%

Putnam Variable Trust
     High Yield Fund - Class IB                                 N/A              N/A              N/A              N/A
     International Growth and Income Fund - Class IB            N/A              N/A              N/A              N/A

Rydex Variable Trust
     OTC Fund                                                 2/1/01             N/A              N/A              N/A

Salomon Brothers Variable Series Funds Inc.
     Variable Capital Fund                                   10/18/99           10.64%            N/A             23.25%

Van Kampen Life Investment Trust *****
     Growth & Income Portfolio, Class II                        N/A              N/A              N/A              N/A

(With the Enhanced Death Benefit Rider)


                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception

AIM Variable Insurance Funds
     Dent Demographic Trends Fund                               N/A              N/A              N/A              N/A

Fidelity Variable Insurance Products Fund *
     Equity-Income Portfolio - Service Class 2                  N/A              N/A              N/A              N/A
     Investment Grade Bond Portfolio - Service Class 2          N/A              N/A              N/A              N/A
     Overseas Portfolio - Service Class 2                       N/A              N/A              N/A              N/A

                                      S-4

                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
Janus Aspen Series
     Global Value Portfolio: Service Shares                     N/A              N/A              N/A              N/A
     Worldwide Growth Portfolio: Service Shares ***             N/A              N/A              N/A              N/A

Lazard Retirement Series, Inc.
     Emerging Markets Portfolio                              10/18/99          -35.24%            N/A            -10.44%

LSA Variable Series Trust
     Aggressive Growth Fund                                     N/A              N/A              N/A              N/A
     Balanced Fund                                           10/18/99           1.14%             N/A             4.43%
     Basic Value Fund                                           N/A              N/A              N/A              N/A
     Blue Chip Fund                                             N/A              N/A              N/A              N/A
     Capital Appreciation Fund                                  N/A              N/A              N/A              N/A
     Disciplined Equity Fund                                 10/18/99          -18.47%            N/A             -4.67%
     Diversified Mid Cap Fund                                   N/A              N/A              N/A              N/A
     Emerging Growth Equity Fund                             10/18/99          -37.26%            N/A             11.57%
     Focused Equity Fund                                     10/18/99          -22.85%            N/A             -1.91%
     Growth Equity Fund                                      10/18/99          -19.10%            N/A             0.04%
     Mid Cap Value Fund                                         N/A              N/A              N/A              N/A
     Value Equity Fund                                       10/18/99           7.51%             N/A             15.71%

MFS Variable Insurance Trust **
     New Discovery Series - Service Class                       N/A              N/A              N/A              N/A
     Utilities Series - Service Class                           N/A              N/A              N/A              N/A

The Universal Institutional Funds, Inc.
     High Yield Portfolio                                    10/18/99          -18.05%            N/A            -12.62%

OCC Accumulation Trust
     Science and Technology Portfolio                         2/1/01             N/A              N/A              N/A
     Small Cap Portfolio                                     10/18/99           35.88%            N/A             14.26%

Oppenheimer Variable Account Funds ****
     Main Street Small Cap Fund/VA - Service Class              N/A              N/A              N/A              N/A

Panorama Series Fund, Inc. ****
     Oppenheimer International Growth Fund/VA - Service         N/A              N/A              N/A              N/A
     Class

PIMCO Variable Insurance Trust
     Foreign Bond Portfolio                                  10/18/99           -0.14%            N/A             0.04%
     Money Market Portfolio                                  10/18/99           -1.49%            N/A             -0.62%
     Total Return Bond Portfolio                             10/18/99           4.33%             N/A             5.51%

Putnam Variable Trust
     High Yield Fund - Class IB                                 N/A              N/A              N/A              N/A
     International Growth and Income Fund - Class IB            N/A              N/A              N/A              N/A

                                      S-5

                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
Rydex Variable Trust
     OTC Fund                                                 2/1/01           -45.21%            N/A             94.92%

Salomon Brothers Variable Series Funds Inc.
     Variable Capital Fund                                   10/18/99           10.35%            N/A             22.93%

Van Kampen Life Investment Trust *****
     Growth & Income Portfolio, Class II                        N/A              N/A              N/A              N/A

(With the Income Benefit Rider)


                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception

AIM Variable Insurance Funds
     Dent Demographic Trends Fund                               N/A              N/A              N/A              N/A

Fidelity Variable Insurance Products Fund *
     Equity-Income Portfolio - Service Class 2                  N/A              N/A              N/A              N/A
     Investment Grade Bond Portfolio - Service Class 2          N/A              N/A              N/A              N/A
     Overseas Portfolio - Service Class 2                       N/A              N/A              N/A              N/A

Janus Aspen Series
     Global Value Portfolio: Service Shares                     N/A              N/A              N/A              N/A
     Worldwide Growth Portfolio: Service Shares ***             N/A              N/A              N/A              N/A

Lazard Retirement Series, Inc.
     Emerging Markets Portfolio                              10/18/99          -35.20%            N/A            -10.39%

LSA Variable Series Trust
     Aggressive Growth Fund                                     N/A              N/A              N/A              N/A
     Balanced Fund                                           10/18/99           1.19%             N/A             4.49%
     Basic Value Fund                                           N/A              N/A              N/A              N/A
     Blue Chip Fund                                             N/A              N/A              N/A              N/A
     Capital Appreciation Fund                                  N/A              N/A              N/A              N/A
     Disciplined Equity Fund                                 10/18/99          -18.43%            N/A             -4.62%
     Diversified Mid Cap Fund                                   N/A              N/A              N/A              N/A
     Emerging Growth Equity Fund                             10/18/99          -37.23%            N/A             11.63%
     Focused Equity Fund                                     10/18/99          -22.81%            N/A             -1.86%
     Growth Equity Fund                                      10/18/99          -19.06%            N/A             0.10%
     Mid Cap Value Fund                                         N/A              N/A              N/A              N/A
     Value Equity Fund                                       10/18/99           7.57%             N/A             15.78%

MFS Variable Insurance Trust **
     New Discovery Series - Service Class                       N/A              N/A              N/A              N/A
     Utilities Series - Service Class                           N/A              N/A              N/A              N/A

                                      S-6

                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
The Universal Institutional Funds, Inc.
     High Yield Portfolio                                    10/18/99          -18.01%            N/A            -12.57%

OCC Accumulation Trust
     Science and Technology Portfolio                         2/1/01             N/A              N/A             94.92%
     Small Cap Portfolio                                     10/18/99           35.95%            N/A             14.32%

Oppenheimer Variable Account Funds ****
     Main Street Small Cap Fund/VA - Service Class              N/A              N/A              N/A              N/A

Panorama Series Fund, Inc. ****
     Oppenheimer International Growth Fund/VA - Service         N/A              N/A              N/A              N/A
     Class

PIMCO Variable Insurance Trust
     Foreign Bond Portfolio                                  10/18/99           -0.09%            N/A             0.10%
     Money Market Portfolio                                  10/18/99           -1.44%            N/A             -0.57%
     Total Return Bond Portfolio                             10/18/99           4.38%             N/A             5.56%

Putnam Variable Trust
     High Yield Fund - Class IB                                 N/A              N/A              N/A              N/A
     International Growth and Income Fund - Class IB            N/A              N/A              N/A              N/A

Rydex Variable Trust
     OTC Fund                                                 2/1/01           -45.18%            N/A             94.92%

Salomon Brothers Variable Series Funds Inc.
     Variable Capital Fund                                   10/18/99           10.40%            N/A             22.99%

Van Kampen Life Investment Trust *****
     Growth & Income Portfolio, Class II                        N/A              N/A              N/A              N/A


(With the Enhanced Earnings Death Benefit Rider)


                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception

AIM Variable Insurance Funds
     Dent Demographic Trends Fund                               N/A              N/A              N/A              N/A

Fidelity Variable Insurance Products Fund *
     Equity-Income Portfolio - Service Class 2                  N/A              N/A              N/A              N/A
     Investment Grade Bond Portfolio - Service Class 2          N/A              N/A              N/A              N/A
     Overseas Portfolio - Service Class 2                       N/A              N/A              N/A              N/A

Janus Aspen Series
     Global Value Portfolio: Service Shares                     N/A              N/A              N/A              N/A
     Worldwide Growth Portfolio: Service Shares ***             N/A              N/A              N/A              N/A

                                      S-7

                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
Lazard Retirement Series, Inc.
     Emerging Markets Portfolio                              10/18/99          -35.31%            N/A            -10.53%

LSA Variable Series Trust
     Aggressive Growth Fund                                     N/A              N/A              N/A              N/A
     Balanced Fund                                           10/18/99           1.03%             N/A             4.32%
     Basic Value Fund                                           N/A              N/A              N/A              N/A
     Blue Chip Fund                                             N/A              N/A              N/A              N/A
     Capital Appreciation Fund                                  N/A              N/A              N/A              N/A
     Disciplined Equity Fund                                 10/18/99          -18.56%            N/A             -4.77%
     Diversified Mid Cap Fund                                   N/A              N/A              N/A              N/A
     Emerging Growth Equity Fund                             10/18/99          -37.33%            N/A             11.46%
     Focused Equity Fund                                     10/18/99          -22.93%            N/A             -2.02%
     Growth Equity Fund                                      10/18/99          -19.19%            N/A             -0.06%
     Mid Cap Value Fund                                         N/A              N/A              N/A              N/A
     Value Equity Fund                                       10/18/99           7.40%             N/A             15.59%

MFS Variable Insurance Trust **
     New Discovery Series - Service Class                       N/A              N/A              N/A              N/A
     Utilities Series - Service Class                           N/A              N/A              N/A              N/A

The Universal Institutional Funds, Inc.
     High Yield Portfolio                                    10/18/99          -18.14%            N/A            -12.71%

OCC Accumulation Trust
     Science and Technology Portfolio                         2/1/01             N/A              N/A             94.92%
     Small Cap Portfolio                                     10/18/99           35.74%            N/A             14.15%

Oppenheimer Variable Account Funds ****
     Main Street Small Cap Fund/VA - Service Class              N/A              N/A              N/A              N/A

Panorama Series Fund, Inc. ****
     Oppenheimer International Growth Fund/VA - Service         N/A              N/A              N/A              N/A
     Class

PIMCO Variable Insurance Trust
     Foreign Bond Portfolio                                  10/18/99           -0.24%            N/A             -0.06%
     Money Market Portfolio                                  10/18/99           -1.59%            N/A             -0.72%
     Total Return Bond Portfolio                             10/18/99           4.22%             N/A             5.40%

Putnam Variable Trust
     High Yield Fund - Class IB                                 N/A              N/A              N/A              N/A
     International Growth and Income Fund - Class IB            N/A              N/A              N/A              N/A

Rydex Variable Trust
     OTC Fund                                                 2/1/01           -45.27%            N/A             94.92%

Salomon Brothers Variable Series Funds Inc.
     Variable Capital Fund                                   10/18/99           10.23%            N/A             22.80%

                                      S-8

                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
Van Kampen Life Investment Trust *****
     Growth & Income Portfolio, Class II                        N/A              N/A              N/A              N/A

(With the Enhanced Death Benefit and Income Benefit Riders)


                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
AIM Variable Insurance Funds
     Dent Demographic Trends Fund                               N/A              N/A              N/A              N/A

Fidelity Variable Insurance Products Fund *
     Equity-Income Portfolio - Service Class 2                  N/A              N/A              N/A              N/A
     Investment Grade Bond Portfolio - Service Class 2          N/A              N/A              N/A              N/A
     Overseas Portfolio - Service Class 2                       N/A              N/A              N/A              N/A

Janus Aspen Series
     Global Value Portfolio: Service Shares                     N/A              N/A              N/A              N/A
     Worldwide Growth Portfolio: Service Shares ***             N/A              N/A              N/A              N/A

Lazard Retirement Series, Inc.
     Emerging Markets Portfolio                              10/18/99          -35.38%            N/A            -10.63%

LSA Variable Series Trust
     Aggressive Growth Fund                                     N/A              N/A              N/A              N/A
     Balanced Fund                                           10/18/99           0.93%             N/A             4.21%
     Basic Value Fund                                           N/A              N/A              N/A              N/A
     Blue Chip Fund                                             N/A              N/A              N/A              N/A
     Capital Appreciation Fund                                  N/A              N/A              N/A              N/A
     Disciplined Equity Fund                                 10/18/99          -18.65%            N/A             -4.88%
     Diversified Mid Cap Fund                                   N/A              N/A              N/A              N/A
     Emerging Growth Equity Fund                             10/18/99          -37.40%            N/A             11.34%
     Focused Equity Fund                                     10/18/99          -23.02%            N/A             -2.12%
     Growth Equity Fund                                      10/18/99          -19.27%            N/A             -0.17%
     Mid Cap Value Fund                                         N/A              N/A              N/A              N/A
     Value Equity Fund                                       10/18/99           7.29%             N/A             15.47%

MFS Variable Insurance Trust **
     New Discovery Series - Service Class                       N/A              N/A              N/A              N/A
     Utilities Series - Service Class                           N/A              N/A              N/A              N/A

The Universal Institutional Funds, Inc.
     High Yield Portfolio                                    10/18/99          -18.23%            N/A            -12.81%

OCC Accumulation Trust
     Science and Technology Portfolio                         2/1/01             N/A              N/A             94.92%
     Small Cap Portfolio                                     10/18/99           35.60%            N/A             14.03%

                                      S-9

                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
Oppenheimer Variable Account Funds ****
     Main Street Small Cap Fund/VA - Service Class              N/A              N/A              N/A              N/A

Panorama Series Fund, Inc. ****
     Oppenheimer International Growth Fund/VA - Service         N/A              N/A              N/A              N/A
     Class

PIMCO Variable Insurance Trust
     Foreign Bond Portfolio                                  10/18/99           -0.35%            N/A             -0.17%
     Money Market Portfolio                                  10/18/99           -1.70%            N/A             -0.83%
     Total Return Bond Portfolio                             10/18/99           4.11%             N/A             5.30%

Putnam Variable Trust
     High Yield Fund - Class IB                                 N/A              N/A              N/A              N/A
     International Growth and Income Fund - Class IB            N/A              N/A              N/A              N/A

Rydex Variable Trust
     OTC Fund                                                 2/1/01           -45.33%            N/A             94.92%

Salomon Brothers Variable Series Funds Inc.
     Variable Capital Fund                                   10/18/99           10.12%            N/A             22.67%

Van Kampen Life Investment Trust *****
     Growth & Income Portfolio, Class II                        N/A              N/A              N/A              N/A

(with the Enhanced Death Benefit and Enhanced Earnings Death Benefit Riders)


                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
AIM Variable Insurance Funds
     Dent Demographic Trends Fund                               N/A              N/A              N/A              N/A

Fidelity Variable Insurance Products Fund *
     Equity-Income Portfolio - Service Class 2                  N/A              N/A              N/A              N/A
     Investment Grade Bond Portfolio - Service Class 2          N/A              N/A              N/A              N/A
     Overseas Portfolio - Service Class 2                       N/A              N/A              N/A              N/A

Janus Aspen Series
     Global Value Portfolio: Service Shares                     N/A              N/A              N/A              N/A
     Worldwide Growth Portfolio: Service Shares ***             N/A              N/A              N/A              N/A

Lazard Retirement Series, Inc.
     Emerging Markets Portfolio                              10/18/99          -35.48%            N/A            -10.77%

                                      S-10

                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
LSA Variable Series Trust
     Aggressive Growth Fund                                     N/A              N/A              N/A              N/A
     Balanced Fund                                           10/18/99           0.77%             N/A             4.05%
     Basic Value Fund                                           N/A              N/A              N/A              N/A
     Blue Chip Fund                                             N/A              N/A              N/A              N/A
     Capital Appreciation Fund                                  N/A              N/A              N/A              N/A
     Disciplined Equity Fund                                 10/18/99          -18.78%            N/A             -5.03%
     Diversified Mid Cap Fund                                   N/A              N/A              N/A              N/A
     Emerging Growth Equity Fund                             10/18/99          -37.50%            N/A             11.16%
     Focused Equity Fund                                     10/18/99          -23.14%            N/A             -2.28%
     Growth Equity Fund                                      10/18/99          -19.40%            N/A             -0.33%
     Mid Cap Value Fund                                         N/A              N/A              N/A              N/A
     Value Equity Fund                                       10/18/99           7.12%             N/A             15.29%

MFS Variable Insurance Trust **
     New Discovery Series - Service Class                       N/A              N/A              N/A              N/A
     Utilities Series - Service Class                           N/A              N/A              N/A              N/A

The Universal Institutional Funds, Inc.
     High Yield Portfolio                                    10/18/99          -18.36%            N/A            -12.96%

OCC Accumulation Trust
     Science and Technology Portfolio                         2/1/01             N/A              N/A             94.92%
     Small Cap Portfolio                                     10/18/99           35.39%            N/A             13.86%

Oppenheimer Variable Account Funds ****
     Main Street Small Cap Fund/VA - Service Class              N/A              N/A              N/A              N/A

Panorama Series Fund, Inc. ****
     Oppenheimer International Growth Fund/VA - Service         N/A              N/A              N/A              N/A
     Class

PIMCO Variable Insurance Trust
     Foreign Bond Portfolio                                  10/18/99           -0.51%            N/A             -0.33%
     Money Market Portfolio                                  10/18/99           -1.85%            N/A             -0.99%
     Total Return Bond Portfolio                             10/18/99           3.95%             N/A             5.14%

Putnam Variable Trust
     High Yield Fund - Class IB                                 N/A              N/A              N/A              N/A
     International Growth and Income Fund - Class IB            N/A              N/A              N/A              N/A

Rydex Variable Trust
     OTC Fund                                                 2/1/01           -45.42%            N/A             94.92%

Salomon Brothers Variable Series Funds Inc.
     Variable Capital Fund                                   10/18/99           9.94%             N/A             22.48%

Van Kampen Life Investment Trust *****
     Growth & Income Portfolio, Class II                        N/A              N/A              N/A              N/A

(with the Income Benefit and Enhanced Earnings Death Benefit Riders)


                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
AIM Variable Insurance Funds
     Dent Demographic Trends Fund                               N/A              N/A              N/A              N/A

Fidelity Variable Insurance Products Fund *
     Equity-Income Portfolio - Service Class 2                  N/A              N/A              N/A              N/A
     Investment Grade Bond Portfolio - Service Class 2          N/A              N/A              N/A              N/A
     Overseas Portfolio - Service Class 2                       N/A              N/A              N/A              N/A

Janus Aspen Series
     Global Value Portfolio: Service Shares                     N/A              N/A              N/A              N/A
     Worldwide Growth Portfolio: Service Shares ***             N/A              N/A              N/A              N/A

Lazard Retirement Series, Inc.
     Emerging Markets Portfolio                              10/18/99          -35.45%            N/A            -10.73%

LSA Variable Series Trust
     Aggressive Growth Fund                                     N/A              N/A              N/A              N/A
     Balanced Fund                                           10/18/99           0.82%             N/A             4.10%
     Basic Value Fund                                           N/A              N/A              N/A              N/A
     Blue Chip Fund                                             N/A              N/A              N/A              N/A
     Capital Appreciation Fund                                  N/A              N/A              N/A              N/A
     Disciplined Equity Fund                                 10/18/99          -18.74%            N/A             -4.98%
     Diversified Mid Cap Fund                                   N/A              N/A              N/A              N/A
     Emerging Growth Equity Fund                             10/18/99          -37.47%            N/A             11.22%
     Focused Equity Fund                                     10/18/99          -23.10%            N/A             -2.22%
     Growth Equity Fund                                      10/18/99          -19.36%            N/A             -0.27%
     Mid Cap Value Fund                                         N/A              N/A              N/A              N/A
     Value Equity Fund                                       10/18/99           7.17%             N/A             15.35%

MFS Variable Insurance Trust **
     New Discovery Series - Service Class                       N/A              N/A              N/A              N/A
     Utilities Series - Service Class                           N/A              N/A              N/A              N/A

The Universal Institutional Funds, Inc.
     High Yield Portfolio                                    10/18/99          -18.32%            N/A            -12.91%

OCC Accumulation Trust
     Science and Technology Portfolio                         2/1/01             N/A              N/A             94.92%
     Small Cap Portfolio                                     10/18/99           35.46%            N/A             13.92%

Oppenheimer Variable Account Funds ****
     Main Street Small Cap Fund/VA - Service Class              N/A              N/A              N/A              N/A

Panorama Series Fund, Inc. ****
     Oppenheimer International Growth Fund/VA - Service         N/A              N/A              N/A              N/A
     Class

                                      S-12

                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
PIMCO Variable Insurance Trust
     Foreign Bond Portfolio                                  10/18/99           -0.45%            N/A             -0.27%
     Money Market Portfolio                                  10/18/99           -1.80%            N/A             -0.93%
     Total Return Bond Portfolio                             10/18/99           4.00%             N/A             5.19%

Putnam Variable Trust
     High Yield Fund - Class IB                                 N/A              N/A              N/A              N/A
     International Growth and Income Fund - Class IB            N/A              N/A              N/A              N/A

Rydex Variable Trust
     OTC Fund                                                 2/1/01           -45.39%            N/A             94.92%

Salomon Brothers Variable Series Funds Inc.
     Variable Capital Fund                                   10/18/99           10.00%            N/A             22.54%

Van Kampen Life Investment Trust *****
     Growth & Income Portfolio, Class II                        N/A              N/A              N/A              N/A

(with Enhanced Death Benefit, Income Benefit and Enhanced Earnings Death Benefit Riders)


                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
AIM Variable Insurance Funds
     Dent Demographic Trends Fund                               N/A              N/A              N/A              N/A

Fidelity Variable Insurance Products Fund *
     Equity-Income Portfolio - Service Class 2                  N/A              N/A              N/A              N/A
     Investment Grade Bond Portfolio - Service Class 2          N/A              N/A              N/A              N/A
     Overseas Portfolio - Service Class 2                       N/A              N/A              N/A              N/A

Janus Aspen Series
     Global Value Portfolio: Service Shares                     N/A              N/A              N/A              N/A
     Worldwide Growth Portfolio: Service Shares ***             N/A              N/A              N/A              N/A

Lazard Retirement Series, Inc.
     Emerging Markets Portfolio                              10/18/99          -35.62%            N/A            -10.96%

                                      S-13

                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
LSA Variable Series Trust
     Aggressive Growth Fund                                     N/A              N/A              N/A              N/A
     Balanced Fund                                           10/18/99           0.55%             N/A             3.83%
     Basic Value Fund                                           N/A              N/A              N/A              N/A
     Blue Chip Fund                                             N/A              N/A              N/A              N/A
     Capital Appreciation Fund                                  N/A              N/A              N/A              N/A
     Disciplined Equity Fund                                 10/18/99          -18.95%            N/A             -5.23%
     Diversified Mid Cap Fund                                   N/A              N/A              N/A              N/A
     Emerging Growth Equity Fund                             10/18/99          -37.64%            N/A             10.93%
     Focused Equity Fund                                     10/18/99          -23.31%            N/A             -2.48%
     Growth Equity Fund                                      10/18/99          -19.57%            N/A             -0.54%
     Mid Cap Value Fund                                         N/A              N/A              N/A              N/A
     Value Equity Fund                                       10/18/99           6.89%             N/A             15.05%

MFS Variable Insurance Trust **
     New Discovery Series - Service Class                       N/A              N/A              N/A              N/A
     Utilities Series - Service Class                           N/A              N/A              N/A              N/A

The Universal Institutional Funds, Inc.
     High Yield Portfolio                                    10/18/99          -18.54%            N/A            -13.15%

OCC Accumulation Trust
     Science and Technology Portfolio                         2/1/01             N/A              N/A             94.92%
     Small Cap Portfolio                                     10/18/99           35.11%            N/A             13.63%

Oppenheimer Variable Account Funds ****
     Main Street Small Cap Fund/VA - Service Class              N/A              N/A              N/A              N/A

Panorama Series Fund, Inc. ****
     Oppenheimer International Growth Fund/VA - Service         N/A              N/A              N/A              N/A
     Class

PIMCO Variable Insurance Trust
     Foreign Bond Portfolio                                  10/18/99           -0.72%            N/A             -0.54%
     Money Market Portfolio                                  10/18/99           -2.06%            N/A             -1.20%
     Total Return Bond Portfolio                             10/18/99           3.73%             N/A             4.93%

Putnam Variable Trust
     High Yield Fund - Class IB                                 N/A              N/A              N/A              N/A
     International Growth and Income Fund - Class IB            N/A              N/A              N/A              N/A

Rydex Variable Trust
     OTC Fund                                                 2/1/01           -45.55%            N/A             94.92%

Salomon Brothers Variable Series Funds Inc.
     Variable Capital Fund                                   10/18/99           9.71%             N/A             22.22%

Van Kampen Life Investment Trust *****
     Growth & Income Portfolio, Class II                        N/A              N/A              N/A              N/A

NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote average annual total returns that do not reflect the withdrawal charge. We calculate these "non-standardized total returns" in exactly the same way as the standardized total returns described above, except that we replace the ending redeemable value of the hypothetical account for the period with an ending redeemable value for the period that does not take into account any charges on amounts surrendered. In addition, we may advertise the total return over different periods of time by means of aggregate, average, year by year or other types of total return figures. Such calculations would not reflect deductions for withdrawal charges which may be imposed on the Contracts which, if reflected, would reduce the performance quoted. The formula for computing such total return quotations involves a per unit change calculation. This calculation is based on the Accumulation unit Value at the end of the defined period divided by the Accumulation Unit Value at the beginning of such period, minus 1. The periods included in such advertisements are "year-to-date" (prior calendar year and to the day of the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter): "the prior calendar year"; "'n' most recent Calendar Years"; and "Inception (commencement of the Subaccount's operation) to date" (day of the advertisement).The non-standardized total returns for the Variable Subaccounts available under the Contract for the periods ended December 31, 2000 are set out below. The Contract was first offered for sale as of the date of this Statement of Additional Information. Accordingly, the performance shown reflects the historical performance of the Variable Subaccounts, adjusted to reflect the current asset based charges (but not the withdrawal charge or taxes) under the Contract that would have applied had it been available during the periods shown.

(Without the Enhanced Death Benefit Rider, the Income Benefit Rider or the Enhanced Earnings Death Benefit Rider)


                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
AIM Variable Insurance Funds
     Dent Demographic Trends Fund                               N/A              N/A              N/A              N/A

Fidelity Variable Insurance Products Fund *
     Equity-Income Portfolio - Service Class 2                  N/A              N/A              N/A              N/A
     Investment Grade Bond Portfolio - Service Class 2          N/A              N/A              N/A              N/A
     Overseas Portfolio - Service Class 2                       N/A              N/A              N/A              N/A

Janus Aspen Series
     Global Value Portfolio: Service Shares                     N/A              N/A              N/A              N/A
     Worldwide Growth Portfolio: Service Shares ***             N/A              N/A              N/A              N/A

Lazard Retirement Series, Inc.
     Emerging Markets Portfolio                              10/18/99          -29.03%            N/A             -5.03%

LSA Variable Series Trust
     Aggressive Growth Fund                                     N/A              N/A              N/A              N/A
     Balanced Fund                                           10/18/99           7.43%             N/A             9.73%
     Basic Value Fund                                           N/A              N/A              N/A              N/A
     Blue Chip Fund                                             N/A              N/A              N/A              N/A
     Capital Appreciation Fund                                  N/A              N/A              N/A              N/A
     Disciplined Equity Fund                                 10/18/99          -12.23%            N/A             0.68%
     Diversified Mid Cap Fund                                   N/A              N/A              N/A              N/A
     Emerging Growth Equity Fund                             10/18/99          -31.06%            N/A             16.81%
     Focused Equity Fund                                     10/18/99          -16.62%            N/A             3.42%
     Growth Equity Fund                                      10/18/99          -12.86%            N/A             5.36%
     Mid Cap Value Fund                                         N/A              N/A              N/A              N/A
     Value Equity Fund                                       10/18/99           13.82%            N/A             20.94%

                                      S-15

                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
MFS Variable Insurance Trust **
     New Discovery Series - Service Class                       N/A              N/A              N/A              N/A
     Utilities Series - Service Class                           N/A              N/A              N/A              N/A

The Universal Institutional Funds, Inc.
     High Yield Portfolio                                    10/18/99          -11.81%            N/A             -7.19%

OCC Accumulation Trust
     Science and Technology Portfolio                         2/1/01             N/A              N/A             0.00%
     Small Cap Portfolio                                     10/18/99           42.26%            N/A             41.44%

Oppenheimer Variable Account Funds ****
     Main Street Small Cap Fund/VA - Service Class              N/A              N/A              N/A              N/A

Panorama Series Fund, Inc. ****
     Oppenheimer International Growth Fund/VA - Service         N/A              N/A              N/A              N/A
     Class

PIMCO Variable Insurance Trust
     Foreign Bond Portfolio                                  10/18/99           6.15%             N/A             5.37%
     Money Market Portfolio                                  10/18/99           4.80%             N/A             4.71%
     Total Return Bond Portfolio                             10/18/99           10.63%            N/A             9.30%

Putnam Variable Trust
     High Yield Fund - Class IB                                 N/A              N/A              N/A              N/A
     International Growth and Income Fund - Class IB            N/A              N/A              N/A              N/A

Rydex Variable Trust
     OTC Fund                                                 2/1/01           -39.03%            N/A             0.00%

Salomon Brothers Variable Series Funds Inc.
     Variable Capital Fund                                   10/18/99           16.66%            N/A             28.11%

Van Kampen Life Investment Trust *****
     Growth & Income Portfolio, Class II                        N/A              N/A              N/A              N/A


(With the Enhanced Death Benefit Rider)


                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
AIM Variable Insurance Funds
     Dent Demographic Trends Fund                               N/A              N/A              N/A              N/A

Fidelity Variable Insurance Products Fund *
     Equity-Income Portfolio - Service Class 2                  N/A              N/A              N/A              N/A
     Investment Grade Bond Portfolio - Service Class 2          N/A              N/A              N/A              N/A
     Overseas Portfolio - Service Class 2                       N/A              N/A              N/A              N/A

                                      S-16

                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
Janus Aspen Series
     Global Value Portfolio: Service Shares                     N/A              N/A              N/A              N/A
     Worldwide Growth Portfolio: Service Shares ***             N/A              N/A              N/A              N/A

Lazard Retirement Series, Inc.
     Emerging Markets Portfolio                              10/18/99          -29.21%            N/A             -5.27%

LSA Variable Series Trust
     Aggressive Growth Fund                                     N/A              N/A              N/A              N/A
     Balanced Fund                                           10/18/99           7.16%             N/A             9.46%
     Basic Value Fund                                           N/A              N/A              N/A              N/A
     Blue Chip Fund                                             N/A              N/A              N/A              N/A
     Capital Appreciation Fund                                  N/A              N/A              N/A              N/A
     Disciplined Equity Fund                                 10/18/99          -12.45%            N/A             0.43%
     Diversified Mid Cap Fund                                   N/A              N/A              N/A              N/A
     Emerging Growth Equity Fund                             10/18/99          -31.24%            N/A             16.52%
     Focused Equity Fund                                     10/18/99          -16.83%            N/A             3.16%
     Growth Equity Fund                                      10/18/99          -13.08%            N/A             5.10%
     Mid Cap Value Fund                                         N/A              N/A              N/A              N/A
     Value Equity Fund                                       10/18/99           13.54%            N/A             20.64%

MFS Variable Insurance Trust **
     New Discovery Series - Service Class                       N/A              N/A              N/A              N/A
     Utilities Series - Service Class                           N/A              N/A              N/A              N/A

The Universal Institutional Funds, Inc.
     High Yield Portfolio                                    10/18/99          -12.03%            N/A             -7.43%

OCC Accumulation Trust
     Science and Technology Portfolio                         2/1/01             N/A              N/A             0.00%
     Small Cap Portfolio                                     10/18/99           41.90%            N/A             41.09%

Oppenheimer Variable Account Funds ****
     Main Street Small Cap Fund/VA - Service Class              N/A              N/A              N/A              N/A

Panorama Series Fund, Inc. ****
     Oppenheimer International Growth Fund/VA - Service         N/A              N/A              N/A              N/A
     Class

PIMCO Variable Insurance Trust
     Foreign Bond Portfolio                                  10/18/99           5.89%             N/A             5.10%
     Money Market Portfolio                                  10/18/99           4.54%             N/A             4.45%
     Total Return Bond Portfolio                             10/18/99           10.35%            N/A             9.03%

Putnam Variable Trust
     High Yield Fund - Class IB                                 N/A              N/A              N/A              N/A
     International Growth and Income Fund - Class IB            N/A              N/A              N/A              N/A

                                      S-17

                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
Rydex Variable Trust
     OTC Fund                                                 2/1/01           -39.18%            N/A             0.00%

Salomon Brothers Variable Series Funds Inc.
     Variable Capital Fund                                   10/18/99           16.37%            N/A             27.79%

Van Kampen Life Investment Trust *****
     Growth & Income Portfolio, Class II                        N/A              N/A              N/A              N/A

(With the Income Benefit Rider)


                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
AIM Variable Insurance Funds
     Dent Demographic Trends Fund                               N/A              N/A              N/A              N/A

Fidelity Variable Insurance Products Fund *
     Equity-Income Portfolio - Service Class 2                  N/A              N/A              N/A              N/A
     Investment Grade Bond Portfolio - Service Class 2          N/A              N/A              N/A              N/A
     Overseas Portfolio - Service Class 2                       N/A              N/A              N/A              N/A

Janus Aspen Series
     Global Value Portfolio: Service Shares                     N/A              N/A              N/A              N/A
     Worldwide Growth Portfolio: Service Shares ***             N/A              N/A              N/A              N/A

Lazard Retirement Series, Inc.
     Emerging Markets Portfolio                              10/18/99          -29.18%            N/A             -5.22%

LSA Variable Series Trust
     Aggressive Growth Fund                                     N/A              N/A              N/A              N/A
     Balanced Fund                                           10/18/99           7.22%             N/A             9.51%
     Basic Value Fund                                           N/A              N/A              N/A              N/A
     Blue Chip Fund                                             N/A              N/A              N/A              N/A
     Capital Appreciation Fund                                  N/A              N/A              N/A              N/A
     Disciplined Equity Fund                                 10/18/99          -12.41%            N/A             0.48%
     Diversified Mid Cap Fund                                   N/A              N/A              N/A              N/A
     Emerging Growth Equity Fund                             10/18/99          -31.20%            N/A             16.58%
     Focused Equity Fund                                     10/18/99          -16.79%            N/A             3.21%
     Growth Equity Fund                                      10/18/99          -13.03%            N/A             5.15%
     Mid Cap Value Fund                                         N/A              N/A              N/A              N/A
     Value Equity Fund                                       10/18/99           13.59%            N/A             20.70%

MFS Variable Insurance Trust **
     New Discovery Series - Service Class                       N/A              N/A              N/A              N/A
     Utilities Series - Service Class                           N/A              N/A              N/A              N/A

                                      S-18

                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
The Universal Institutional Funds, Inc.
     High Yield Portfolio                                    10/18/99          -11.99%            N/A             -7.38%

OCC Accumulation Trust
     Science and Technology Portfolio                         2/1/01             N/A              N/A              N/A
     Small Cap Portfolio                                     10/18/99           41.97%            N/A             41.16%

Oppenheimer Variable Account Funds ****
     Main Street Small Cap Fund/VA - Service Class              N/A              N/A              N/A              N/A

Panorama Series Fund, Inc. ****
     Oppenheimer International Growth Fund/VA - Service         N/A              N/A              N/A              N/A
     Class

PIMCO Variable Insurance Trust
     Foreign Bond Portfolio                                  10/18/99           5.94%             N/A             5.16%
     Money Market Portfolio                                  10/18/99           4.59%             N/A             4.50%
     Total Return Bond Portfolio                             10/18/99           10.41%            N/A             9.09%

Putnam Variable Trust
     High Yield Fund - Class IB                                 N/A              N/A              N/A              N/A
     International Growth and Income Fund - Class IB            N/A              N/A              N/A              N/A

Rydex Variable Trust
     OTC Fund                                                 2/1/01           -39.15%            N/A             0.00%

Salomon Brothers Variable Series Funds Inc.
     Variable Capital Fund                                   10/18/99           16.43%            N/A             27.86%

Van Kampen Life Investment Trust *****
     Growth & Income Portfolio, Class II                        N/A              N/A              N/A              N/A


(With the Enhanced Earnings Death Benefit Rider)


                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
AIM Variable Insurance Funds
     Dent Demographic Trends Fund                               N/A              N/A              N/A              N/A

Fidelity Variable Insurance Products Fund *
     Equity-Income Portfolio - Service Class 2                  N/A              N/A              N/A              N/A
     Investment Grade Bond Portfolio - Service Class 2          N/A              N/A              N/A              N/A
     Overseas Portfolio - Service Class 2                       N/A              N/A              N/A              N/A

Janus Aspen Series
     Global Value Portfolio: Service Shares                     N/A              N/A              N/A              N/A
     Worldwide Growth Portfolio: Service Shares ***             N/A              N/A              N/A              N/A

                                      S-19

                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
Lazard Retirement Series, Inc.
     Emerging Markets Portfolio                              10/18/99          -29.28%            N/A             -5.37%

LSA Variable Series Trust
     Aggressive Growth Fund                                     N/A              N/A              N/A              N/A
     Balanced Fund                                           10/18/99           7.06%             N/A             9.35%
     Basic Value Fund                                           N/A              N/A              N/A              N/A
     Blue Chip Fund                                             N/A              N/A              N/A              N/A
     Capital Appreciation Fund                                  N/A              N/A              N/A              N/A
     Disciplined Equity Fund                                 10/18/99          -12.54%            N/A             0.33%
     Diversified Mid Cap Fund                                   N/A              N/A              N/A              N/A
     Emerging Growth Equity Fund                             10/18/99          -31.30%            N/A             16.40%
     Focused Equity Fund                                     10/18/99          -16.91%            N/A             3.06%
     Growth Equity Fund                                      10/18/99          -13.16%            N/A             4.99%
     Mid Cap Value Fund                                         N/A              N/A              N/A              N/A
     Value Equity Fund                                       10/18/99           13.42%            N/A             20.52%

MFS Variable Insurance Trust **
     New Discovery Series - Service Class                       N/A              N/A              N/A              N/A
     Utilities Series - Service Class                           N/A              N/A              N/A              N/A

The Universal Institutional Funds, Inc.
     High Yield Portfolio                                    10/18/99          -12.12%            N/A             -7.53%

OCC Accumulation Trust
     Science and Technology Portfolio                         2/1/01             N/A              N/A              N/A
     Small Cap Portfolio                                     10/18/99           41.76%            N/A             40.95%

Oppenheimer Variable Account Funds ****
     Main Street Small Cap Fund/VA - Service Class              N/A              N/A              N/A              N/A

Panorama Series Fund, Inc. ****
     Oppenheimer International Growth Fund/VA - Service         N/A              N/A              N/A              N/A
     Class

PIMCO Variable Insurance Trust
     Foreign Bond Portfolio                                  10/18/99           5.78%             N/A             5.00%
     Money Market Portfolio                                  10/18/99           4.43%             N/A             4.34%
     Total Return Bond Portfolio                             10/18/99           10.24%            N/A             8.92%

Putnam Variable Trust
     High Yield Fund - Class IB                                 N/A              N/A              N/A              N/A
     International Growth and Income Fund - Class IB            N/A              N/A              N/A              N/A

Rydex Variable Trust
     OTC Fund                                                 2/1/01           -39.25%            N/A             0.00%

Salomon Brothers Variable Series Funds Inc.
     Variable Capital Fund                                   10/18/99           16.26%            N/A             27.66%

                                      S-20

                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
Van Kampen Life Investment Trust *****
     Growth & Income Portfolio, Class II                        N/A              N/A              N/A              N/A

(with the Enhanced Death Benefit and Income Benefit Riders)


                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
AIM Variable Insurance Funds
     Dent Demographic Trends Fund                               N/A              N/A              N/A              N/A

Fidelity Variable Insurance Products Fund *
     Equity-Income Portfolio - Service Class 2                  N/A              N/A              N/A              N/A
     Investment Grade Bond Portfolio - Service Class 2          N/A              N/A              N/A              N/A
     Overseas Portfolio - Service Class 2                       N/A              N/A              N/A              N/A

Janus Aspen Series
     Global Value Portfolio: Service Shares                     N/A              N/A              N/A              N/A
     Worldwide Growth Portfolio: Service Shares ***             N/A              N/A              N/A              N/A

Lazard Retirement Series, Inc.
     Emerging Markets Portfolio                              10/18/99          -29.35%            N/A             -5.46%

LSA Variable Series Trust
     Aggressive Growth Fund                                     N/A              N/A              N/A              N/A
     Balanced Fund                                           10/18/99           6.95%             N/A             9.24%
     Basic Value Fund                                           N/A              N/A              N/A              N/A
     Blue Chip Fund                                             N/A              N/A              N/A              N/A
     Capital Appreciation Fund                                  N/A              N/A              N/A              N/A
     Disciplined Equity Fund                                 10/18/99          -12.63%            N/A             0.23%
     Diversified Mid Cap Fund                                   N/A              N/A              N/A              N/A
     Emerging Growth Equity Fund                             10/18/99          -31.37%            N/A             16.29%
     Focused Equity Fund                                     10/18/99          -16.99%            N/A             2.95%
     Growth Equity Fund                                      10/18/99          -13.25%            N/A             4.89%
     Mid Cap Value Fund                                         N/A              N/A              N/A              N/A
     Value Equity Fund                                       10/18/99           13.31%            N/A             20.40%

MFS Variable Insurance Trust **
     New Discovery Series - Service Class                       N/A              N/A              N/A              N/A
     Utilities Series - Service Class                           N/A              N/A              N/A              N/A

The Universal Institutional Funds, Inc.
     High Yield Portfolio                                    10/18/99          -12.21%            N/A             -7.62%

OCC Accumulation Trust
     Science and Technology Portfolio                         2/1/01             N/A              N/A             0.00%
     Small Cap Portfolio                                     10/18/99           41.62%           11.30%           40.81%

                                      S-21

                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
Oppenheimer Variable Account Funds ****
     Main Street Small Cap Fund/VA - Service Class              N/A              N/A              N/A              N/A

Panorama Series Fund, Inc. ****
     Oppenheimer International Growth Fund/VA - Service         N/A              N/A              N/A              N/A
     Class

PIMCO Variable Insurance Trust
     Foreign Bond Portfolio                                  10/18/99           5.68%            3.00%            4.90%
     Money Market Portfolio                                  10/18/99           4.33%            3.54%            4.24%
     Total Return Bond Portfolio                             10/18/99           10.13%           3.96%            8.81%

Putnam Variable Trust
     High Yield Fund - Class IB                                 N/A              N/A              N/A              N/A
     International Growth and Income Fund - Class IB            N/A              N/A              N/A              N/A

Rydex Variable Trust
     OTC Fund                                                 2/1/01           -39.31%            N/A             0.00%

Salomon Brothers Variable Series Funds Inc.
     Variable Capital Fund                                   10/18/99           16.14%            N/A             27.54%

Van Kampen Life Investment Trust *****
     Growth & Income Portfolio, Class II                        N/A              N/A              N/A              N/A

(with the Enhanced Death Benefit and Enhanced Earnings Death Benefit Riders)


                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
AIM Variable Insurance Funds
     Dent Demographic Trends Fund                               N/A              N/A              N/A              N/A

Fidelity Variable Insurance Products Fund *
     Equity-Income Portfolio - Service Class 2                  N/A              N/A              N/A              N/A
     Investment Grade Bond Portfolio - Service Class 2          N/A              N/A              N/A              N/A
     Overseas Portfolio - Service Class 2                       N/A              N/A              N/A              N/A

Janus Aspen Series
     Global Value Portfolio: Service Shares                     N/A              N/A              N/A              N/A
     Worldwide Growth Portfolio: Service Shares ***             N/A              N/A              N/A              N/A

Lazard Retirement Series, Inc.
     Emerging Markets Portfolio                              10/18/99          -29.46%            N/A             -5.60%

                                      S-22

                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
LSA Variable Series Trust
     Aggressive Growth Fund                                     N/A              N/A              N/A              N/A
     Balanced Fund                                           10/18/99           6.79%             N/A             9.08%
     Basic Value Fund                                           N/A              N/A              N/A              N/A
     Blue Chip Fund                                             N/A              N/A              N/A              N/A
     Capital Appreciation Fund                                  N/A              N/A              N/A              N/A
     Disciplined Equity Fund                                 10/18/99          -12.76%            N/A             0.08%
     Diversified Mid Cap Fund                                   N/A              N/A              N/A              N/A
     Emerging Growth Equity Fund                             10/18/99          -31.48%            N/A             16.11%
     Focused Equity Fund                                     10/18/99          -17.12%            N/A             2.80%
     Growth Equity Fund                                      10/18/99          -13.38%            N/A             4.73%
     Mid Cap Value Fund                                         N/A              N/A              N/A              N/A
     Value Equity Fund                                       10/18/99           13.14%            N/A             20.22%

MFS Variable Insurance Trust **
     New Discovery Series - Service Class                       N/A              N/A              N/A              N/A
     Utilities Series - Service Class                           N/A              N/A              N/A              N/A

The Universal Institutional Funds, Inc.
     High Yield Portfolio                                    10/18/99          -12.34%            N/A             -7.77%

OCC Accumulation Trust
     Science and Technology Portfolio                         2/1/01             N/A              N/A             0.00%
     Small Cap Portfolio                                     10/18/99           41.41%           11.13%           40.60%

Oppenheimer Variable Account Funds ****
     Main Street Small Cap Fund/VA - Service Class              N/A              N/A              N/A              N/A

Panorama Series Fund, Inc. ****
     Oppenheimer International Growth Fund/VA - Service         N/A              N/A              N/A              N/A
     Class

PIMCO Variable Insurance Trust
     Foreign Bond Portfolio                                  10/18/99           5.52%            2.84%            4.74%
     Money Market Portfolio                                  10/18/99           4.17%            3.39%            4.08%
     Total Return Bond Portfolio                             10/18/99           9.97%            3.80%            8.65%

Putnam Variable Trust
     High Yield Fund - Class IB                                 N/A              N/A              N/A              N/A
     International Growth and Income Fund - Class IB            N/A              N/A              N/A              N/A

Rydex Variable Trust
     OTC Fund                                                 2/1/01           -39.40%            N/A             0.00%

Salomon Brothers Variable Series Funds Inc.
     Variable Capital Fund                                   10/18/99           15.97%            N/A             27.35%

Van Kampen Life Investment Trust *****
     Growth & Income Portfolio, Class II                        N/A              N/A              N/A              N/A

(with the Income Benefit and Enhanced Earnings Death Benefit Riders)


                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
AIM Variable Insurance Funds
     Dent Demographic Trends Fund                               N/A              N/A              N/A              N/A

Fidelity Variable Insurance Products Fund *
     Equity-Income Portfolio - Service Class 2                  N/A              N/A              N/A              N/A
     Investment Grade Bond Portfolio - Service Class 2          N/A              N/A              N/A              N/A
     Overseas Portfolio - Service Class 2                       N/A              N/A              N/A              N/A

Janus Aspen Series
     Global Value Portfolio: Service Shares                     N/A              N/A              N/A              N/A
     Worldwide Growth Portfolio: Service Shares ***             N/A              N/A              N/A              N/A

Lazard Retirement Series, Inc.
     Emerging Markets Portfolio                              10/18/99          -29.42%            N/A             -5.56%

LSA Variable Series Trust
     Aggressive Growth Fund                                     N/A              N/A              N/A              N/A
     Balanced Fund                                           10/18/99           6.84%             N/A             9.13%
     Basic Value Fund                                           N/A              N/A              N/A              N/A
     Blue Chip Fund                                             N/A              N/A              N/A              N/A
     Capital Appreciation Fund                                  N/A              N/A              N/A              N/A
     Disciplined Equity Fund                                 10/18/99          -12.71%            N/A             0.13%
     Diversified Mid Cap Fund                                   N/A              N/A              N/A              N/A
     Emerging Growth Equity Fund                             10/18/99          -31.44%            N/A             16.17%
     Focused Equity Fund                                     10/18/99          -17.08%            N/A             2.85%
     Growth Equity Fund                                      10/18/99          -13.34%            N/A             4.79%
     Mid Cap Value Fund                                         N/A              N/A              N/A              N/A
     Value Equity Fund                                       10/18/99           13.20%            N/A             20.28%

MFS Variable Insurance Trust **
     New Discovery Series - Service Class                       N/A              N/A              N/A              N/A
     Utilities Series - Service Class                           N/A              N/A              N/A              N/A

The Universal Institutional Funds, Inc.
     High Yield Portfolio                                    10/18/99          -12.29%            N/A             -7.72%

OCC Accumulation Trust
     Science and Technology Portfolio                         2/1/01             N/A              N/A             0.00%
     Small Cap Portfolio                                     10/18/99           41.48%            N/A             40.67%

Oppenheimer Variable Account Funds ****
     Main Street Small Cap Fund/VA - Service Class              N/A              N/A              N/A              N/A

Panorama Series Fund, Inc. ****
     Oppenheimer International Growth Fund/VA - Service         N/A              N/A              N/A              N/A
     Class

                                      S-24

                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
PIMCO Variable Insurance Trust
     Foreign Bond Portfolio                                  10/18/99           5.57%             N/A             4.79%
     Money Market Portfolio                                  10/18/99           4.22%             N/A             4.13%
     Total Return Bond Portfolio                             10/18/99           10.02%            N/A             8.71%

Putnam Variable Trust
     High Yield Fund - Class IB                                 N/A              N/A              N/A              N/A
     International Growth and Income Fund - Class IB            N/A              N/A              N/A              N/A

Rydex Variable Trust
     OTC Fund                                                 2/1/01           -39.37%            N/A             0.00%

Salomon Brothers Variable Series Funds Inc.
     Variable Capital Fund                                   10/18/99           16.02%            N/A             27.41%

Van Kampen Life Investment Trust *****
     Growth & Income Portfolio, Class II                        N/A              N/A              N/A              N/A

(with the Enhanced Death Benefit, Income Benefit and Enhanced Earnings Death Benefit Riders)

                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
AIM Variable Insurance Funds
     Dent Demographic Trends Fund                               N/A              N/A              N/A              N/A

Fidelity Variable Insurance Products Fund *
     Equity-Income Portfolio - Service Class 2                  N/A              N/A              N/A              N/A
     Investment Grade Bond Portfolio - Service Class 2          N/A              N/A              N/A              N/A
     Overseas Portfolio - Service Class 2                       N/A              N/A              N/A              N/A

Janus Aspen Series
     Global Value Portfolio: Service Shares                     N/A              N/A              N/A              N/A
     Worldwide Growth Portfolio: Service Shares ***             N/A              N/A              N/A              N/A

Lazard Retirement Series, Inc.
     Emerging Markets Portfolio                              10/18/99          -29.60%            N/A             -5.79%

                                      S-25

                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
LSA Variable Series Trust
     Aggressive Growth Fund                                     N/A              N/A              N/A              N/A
     Balanced Fund                                           10/18/99           6.58%             N/A             8.86%
     Basic Value Fund                                           N/A              N/A              N/A              N/A
     Blue Chip Fund                                             N/A              N/A              N/A              N/A
     Capital Appreciation Fund                                  N/A              N/A              N/A              N/A
     Disciplined Equity Fund                                 10/18/99          -12.93%            N/A             -0.12%
     Diversified Mid Cap Fund                                   N/A              N/A              N/A              N/A
     Emerging Growth Equity Fund                             10/18/99          -31.61%            N/A             15.88%
     Focused Equity Fund                                     10/18/99          -17.28%            N/A             2.60%
     Growth Equity Fund                                      10/18/99          -13.55%            N/A             4.52%
     Mid Cap Value Fund                                         N/A              N/A              N/A              N/A
     Value Equity Fund                                       10/18/99           12.92%            N/A             19.98%

MFS Variable Insurance Trust **
     New Discovery Series - Service Class                       N/A              N/A              N/A              N/A
     Utilities Series - Service Class                           N/A              N/A              N/A              N/A

The Universal Institutional Funds, Inc.
     High Yield Portfolio                                    10/18/99          -12.52%            N/A             -7.96%

OCC Accumulation Trust
     Science and Technology Portfolio                         2/1/01             N/A              N/A             0.00%
     Small Cap Portfolio                                     10/18/99           41.13%            N/A             40.32%

Oppenheimer Variable Account Funds ****
     Main Street Small Cap Fund/VA - Service Class              N/A              N/A              N/A              N/A

Panorama Series Fund, Inc. ****
     Oppenheimer International Growth Fund/VA - Service         N/A              N/A              N/A              N/A
     Class

PIMCO Variable Insurance Trust
     Foreign Bond Portfolio                                  10/18/99           5.31%             N/A             4.53%
     Money Market Portfolio                                  10/18/99           3.97%             N/A             3.87%
     Total Return Bond Portfolio                             10/18/99           9.75%             N/A             8.43%

Putnam Variable Trust
     High Yield Fund - Class IB                                 N/A              N/A              N/A              N/A
     International Growth and Income Fund - Class IB            N/A              N/A              N/A              N/A

Rydex Variable Trust
     OTC Fund                                                 2/1/01           -39.52%            N/A             0.00%

Salomon Brothers Variable Series Funds Inc.
     Variable Capital Fund                                   10/18/99           15.74%            N/A             27.09%

Van Kampen Life Investment Trust *****
     Growth & Income Portfolio, Class II                        N/A              N/A              N/A              N/A

ADJUSTED HISTORICAL TOTAL RETURNS

We may advertise the total return for periods prior to the date that the Variable Subaccounts commenced operations. We will calculate such "adjusted historical total returns" using the historical performance of the underlying
Portfolios and adjusting such performance to reflect the current level of charges that apply to the Variable Subaccounts under the Contract, other than the withdrawal charge. The adjusted historical total returns for the Variable Subaccounts for the periods ended December 31, 2000 are set out below.

(Without the Enhanced Death Benefit Rider, Income Benefit Rider, or the Enhanced Earnings Death Benefit Rider)


                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
AIM Variable Insurance Funds
     Dent Demographic Trends Fund                            12/29/99          -25.02%            N/A            -24.98%

Fidelity Variable Insurance Products Fund *
     Equity-Income Portfolio - Service Class 2               10/10/86           0.67%            11.28%           15.69%
     Investment Grade Bond Portfolio - Service Class 2        12/6/88           6.53%            3.80%            8.54%
     Overseas Portfolio - Service Class 2                     1/29/87          -31.64%           5.03%            6.85%

Janus Aspen Series
     Global Value Portfolio: Service Shares                   5/1/01             N/A              N/A              N/A
     Worldwide Growth Portfolio: Service Shares ***           9/13/93          -29.77%           16.40%           17.36%

Lazard Retirement Series, Inc.
     Emerging Markets Portfolio                               11/3/97          -35.06%            N/A            -10.23%

LSA Variable Series Trust
     Aggressive Growth Fund                                     N/A              N/A              N/A              N/A
     Balanced Fund                                            10/1/99           1.41%             N/A             3.68%
     Basic Value Fund                                           N/A              N/A              N/A              N/A
     Blue Chip Fund                                             N/A              N/A              N/A              N/A
     Capital Appreciation Fund                                  N/A              N/A              N/A              N/A
     Disciplined Equity Fund                                  10/1/99          -18.26%            N/A             -6.77%
     Diversified Mid Cap Fund                                   N/A              N/A              N/A              N/A
     Emerging Growth Equity Fund                              10/1/99          -37.09%            N/A             11.16%
     Focused Equity Fund                                      10/1/99          -22.64%            N/A             -4.67%
     Growth Equity Fund                                       10/1/99          -18.88%            N/A             -0.95%
     Mid Cap Value Fund                                         N/A              N/A              N/A              N/A
     Value Equity Fund                                        10/1/99           7.79%             N/A             12.59%

MFS Variable Insurance Trust **
     New Discovery Series - Service Class                     4/29/98          -11.15%            N/A             18.98%
     Utilities Series - Service Class                         1/3/95            -9.77%           12.41%           14.84%

The Universal Institutional Funds, Inc.
     High Yield Portfolio                                    12/31/96          -17.83%            N/A             0.62%

OCC Accumulation Trust
     Science and Technology Portfolio                         4/12/00            N/A              N/A            -45.91%
     Small Cap Portfolio                                      8/1/88            36.23%           11.19%           14.55%

                                      S-27

                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
Oppenheimer Variable Account Funds ****
     Main Street Small Cap Fund/VA - Service Class            5/1/98           -25.45%            N/A             2.97%

Panorama Series Fund, Inc. ****
     Oppenheimer International Growth Fund/VA - Service       5/13/92          -31.38%           6.47%            5.14%
     Class

PIMCO Variable Insurance Trust
     Foreign Bond Portfolio                                   12/2/92           0.13%            2.64%            4.32%
     Money Market Portfolio                                   3/1/91            -1.23%           3.20%            3.41%
     Total Return Bond Portfolio                              5/11/87           4.60%            3.63%            5.77%

Putnam Variable Trust
     High Yield Fund - Class IB                               2/1/88           -15.75%           0.96%            9.35%
     International Growth and Income Fund - Class IB          1/2/97            -6.05%            N/A             11.23%

Rydex Variable Trust
     OTC Fund                                                 5/17/97          -45.05%            N/A             25.11%

Salomon Brothers Variable Series Funds Inc.
     Variable Capital Fund                                    2/17/98           10.64%            N/A             17.49%

Van Kampen Life Investment Trust *****
     Growth & Income Portfolio, Class II                     12/23/96           11.64%            N/A             15.98%

(With the Enhanced Death Benefit Rider)


                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
AIM Variable Insurance Funds
     Dent Demographic Trends Fund                            12/29/99          -25.22%            N/A            -25.18%

Fidelity Variable Insurance Products Fund *
     Equity-Income Portfolio - Service Class 2               10/10/86           0.40%            10.99%           15.40%
     Investment Grade Bond Portfolio - Service Class 2        12/6/88           6.25%            3.53%            8.27%
     Overseas Portfolio - Service Class 2                     1/29/87          -31.83%           4.76%            6.58%

Janus Aspen Series
     Global Value Portfolio: Service Shares                   5/1/01             N/A              N/A              N/A
     Worldwide Growth Portfolio: Service Shares ***           9/13/93          -29.96%           16.11%           17.06%

Lazard Retirement Series, Inc.
     Emerging Markets Portfolio                               11/3/97          -35.24%            N/A            -10.47%

                                      S-28

                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
LSA Variable Series Trust
     Aggressive Growth Fund                                     N/A              N/A              N/A              N/A
     Balanced Fund                                            10/1/99           1.14%             N/A             3.40%
     Basic Value Fund                                           N/A              N/A              N/A              N/A
     Blue Chip Fund                                             N/A              N/A              N/A              N/A
     Capital Appreciation Fund                                  N/A              N/A              N/A              N/A
     Disciplined Equity Fund                                  10/1/99          -18.47%            N/A             -7.01%
     Diversified Mid Cap Fund                                   N/A              N/A              N/A              N/A
     Emerging Growth Equity Fund                              10/1/99          -37.26%            N/A             10.87%
     Focused Equity Fund                                      10/1/99          -22.85%            N/A             -4.92%
     Growth Equity Fund                                       10/1/99          -19.10%            N/A             -1.21%
     Mid Cap Value Fund                                         N/A              N/A              N/A              N/A
     Value Equity Fund                                        10/1/99           7.51%             N/A             12.29%

MFS Variable Insurance Trust **
     New Discovery Series - Service Class                     4/29/98          -11.39%            N/A             18.67%
     Utilities Series - Service Class                         1/3/95           -10.01%           12.13%           14.55%

The Universal Institutional Funds, Inc.
     High Yield Portfolio                                    12/31/96          -18.05%            N/A             0.36%

OCC Accumulation Trust
     Science and Technology Portfolio                         4/12/00            N/A              N/A            -46.01%
     Small Cap Portfolio                                      8/1/88            35.88%           10.90%           14.26%

Oppenheimer Variable Account Funds ****
     Main Street Small Cap Fund/VA - Service Class            5/1/98           -25.66%            N/A             2.70%

Panorama Series Fund, Inc. ****
     Oppenheimer International Growth Fund/VA - Service       5/13/92          -31.57%           6.19%            4.87%
     Class

PIMCO Variable Insurance Trust
     Foreign Bond Portfolio                                   12/2/92           -0.14%           2.37%            4.06%
     Money Market Portfolio                                   3/1/91            -1.49%           2.93%            3.15%
     Total Return Bond Portfolio                              5/11/87           4.33%            3.36%            5.51%

Putnam Variable Trust
     High Yield Fund - Class IB                               2/1/88           -15.98%           0.70%            9.08%
     International Growth and Income Fund - Class IB          1/2/97            -6.30%            N/A             10.95%

Rydex Variable Trust
     OTC Fund                                                 5/17/97          -45.21%            N/A             24.79%

Salomon Brothers Variable Series Funds Inc.
     Variable Capital Fund                                    2/17/98           10.35%            N/A             17.19%

Van Kampen Life Investment Trust *****
     Growth & Income Portfolio, Class II                     12/23/96           11.35%            N/A             15.68%

(With the Income Benefit Rider)

                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
AIM Variable Insurance Funds
     Dent Demographic Trends Fund                            12/29/99          -25.18%            N/A            -25.14%

Fidelity Variable Insurance Products Fund *
     Equity-Income Portfolio - Service Class 2               10/10/86           0.46%            11.05%           15.46%
     Investment Grade Bond Portfolio - Service Class 2        12/6/88           6.30%            3.58%            8.32%
     Overseas Portfolio - Service Class 2                     1/29/87          -31.79%           4.82%            6.63%

Janus Aspen Series
     Global Value Portfolio: Service Shares                   5/1/01             N/A              N/A              N/A
     Worldwide Growth Portfolio: Service Shares ***           9/13/93          -29.92%           16.16%           17.12%

Lazard Retirement Series, Inc.
     Emerging Markets Portfolio                               11/3/97          -35.20%            N/A            -10.42%

LSA Variable Series Trust
     Aggressive Growth Fund                                     N/A              N/A              N/A              N/A
     Balanced Fund                                            10/1/99           1.19%             N/A             3.46%
     Basic Value Fund                                           N/A              N/A              N/A              N/A
     Blue Chip Fund                                             N/A              N/A              N/A              N/A
     Capital Appreciation Fund                                  N/A              N/A              N/A              N/A
     Disciplined Equity Fund                                  10/1/99          -18.43%            N/A             -6.96%
     Diversified Mid Cap Fund                                   N/A              N/A              N/A              N/A
     Emerging Growth Equity Fund                              10/1/99          -37.23%            N/A             10.93%
     Focused Equity Fund                                      10/1/99          -22.81%            N/A             -4.87%
     Growth Equity Fund                                       10/1/99          -19.06%            N/A             -1.16%
     Mid Cap Value Fund                                         N/A              N/A              N/A              N/A
     Value Equity Fund                                        10/1/99           7.57%             N/A             12.35%

MFS Variable Insurance Trust **
     New Discovery Series - Service Class                     4/29/98          -11.34%            N/A             18.74%
     Utilities Series - Service Class                         1/3/95            -9.96%           12.18%           14.60%

The Universal Institutional Funds, Inc.
     High Yield Portfolio                                    12/31/96          -18.01%            N/A             0.41%

OCC Accumulation Trust
     Science and Technology Portfolio                         4/12/00            N/A              N/A            -45.99%
     Small Cap Portfolio                                      8/1/88            35.95%           10.96%           14.32%

Oppenheimer Variable Account Funds ****
     Main Street Small Cap Fund/VA - Service Class            5/1/98           -25.61%            N/A             2.76%

Panorama Series Fund, Inc. ****
     Oppenheimer International Growth Fund/VA - Service       5/13/92          -31.53%           6.25%            4.93%
     Class

                                      S-30

                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
PIMCO Variable Insurance Trust
     Foreign Bond Portfolio                                   12/2/92           -0.09%           2.42%            4.11%
     Money Market Portfolio                                   3/1/91            -1.44%           2.99%            3.21%
     Total Return Bond Portfolio                              5/11/87           4.38%            3.41%            5.56%

Putnam Variable Trust
     High Yield Fund - Class IB                               2/1/88           -15.93%           0.75%            9.13%
     International Growth and Income Fund - Class IB          1/2/97            -6.25%            N/A             11.00%

Rydex Variable Trust
     OTC Fund                                                 5/17/97          -45.18%            N/A             24.85%

Salomon Brothers Variable Series Funds Inc.
     Variable Capital Fund                                    2/17/98           10.40%            N/A             17.25%

Van Kampen Life Investment Trust *****
     Growth & Income Portfolio, Class II                     12/23/96           11.41%            N/A             15.74%


(With the Enhanced Earnings Death Benefit Rider)

                                                                                  Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
AIM Variable Insurance Funds
     Dent Demographic Trends Fund                            12/29/99          -25.30%            N/A            -25.26%

Fidelity Variable Insurance Products Fund *
     Equity-Income Portfolio - Service Class 2               10/10/86           0.30%            10.88%           15.28%
     Investment Grade Bond Portfolio - Service Class 2        12/6/88           6.14%            3.42%            8.16%
     Overseas Portfolio - Service Class 2                     1/29/87          -31.90%           4.65%            6.47%

Janus Aspen Series
     Global Value Portfolio: Service Shares                   5/1/01             N/A              N/A              N/A
     Worldwide Growth Portfolio: Service Shares ***           9/13/93          -30.03%           15.99%           16.95%

Lazard Retirement Series, Inc.
     Emerging Markets Portfolio                               11/3/97          -35.31%            N/A            -10.57%

                                      S-31

                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
LSA Variable Series Trust
     Aggressive Growth Fund                                     N/A              N/A              N/A              N/A
     Balanced Fund                                            10/1/99           1.03%             N/A             3.30%
     Basic Value Fund                                           N/A              N/A              N/A              N/A
     Blue Chip Fund                                             N/A              N/A              N/A              N/A
     Capital Appreciation Fund                                  N/A              N/A              N/A              N/A
     Disciplined Equity Fund                                  10/1/99          -18.56%            N/A             -7.11%
     Diversified Mid Cap Fund                                   N/A            #DIV/0!            N/A              N/A
     Emerging Growth Equity Fund                              10/1/99          -37.33%            N/A             10.75%
     Focused Equity Fund                                      10/1/99          -22.93%            N/A             -5.02%
     Growth Equity Fund                                       10/1/99          -19.19%            N/A             -1.32%
     Mid Cap Value Fund                                         N/A              N/A              N/A              N/A
     Value Equity Fund                                        10/1/99           7.40%             N/A             12.17%

MFS Variable Insurance Trust **
     New Discovery Series - Service Class                     4/29/98          -11.48%            N/A             18.55%
     Utilities Series - Service Class                         1/3/95           -10.10%           12.01%           14.43%

The Universal Institutional Funds, Inc.
     High Yield Portfolio                                    12/31/96          -18.14%            N/A             0.25%

OCC Accumulation Trust
     Science and Technology Portfolio                         4/12/00            N/A              N/A            -46.06%
     Small Cap Portfolio                                      8/1/88            35.74%           10.79%           14.15%

Oppenheimer Variable Account Funds ****
     Main Street Small Cap Fund/VA - Service Class            5/1/98           -25.74%            N/A             2.60%

Panorama Series Fund, Inc. ****
     Oppenheimer International Growth Fund/VA - Service       5/13/92          -31.64%           6.08%            4.77%
     Class

PIMCO Variable Insurance Trust
     Foreign Bond Portfolio                                   12/2/92           -0.24%           2.26%            3.96%
     Money Market Portfolio                                   3/1/91            -1.59%           2.83%            3.05%
     Total Return Bond Portfolio                              5/11/87           4.22%            3.25%            5.40%

Putnam Variable Trust
     High Yield Fund - Class IB                               2/1/88           -16.07%           0.59%            8.97%
     International Growth and Income Fund - Class IB          1/2/97            -6.40%            N/A             10.83%

Rydex Variable Trust
     OTC Fund                                                 5/17/97          -45.27%            N/A             24.66%

Salomon Brothers Variable Series Funds Inc.
     Variable Capital Fund                                    2/17/98           10.23%            N/A             17.07%

Van Kampen Life Investment Trust *****
     Growth & Income Portfolio, Class II                     12/23/96           11.23%            N/A             15.56%

(with the Enhanced Death Benefit and Income Benefit Riders)


                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
AIM Variable Insurance Funds
     Dent Demographic Trends Fund                            12/29/99          -25.38%            N/A            -25.34%

Fidelity Variable Insurance Products Fund *
     Equity-Income Portfolio - Service Class 2               10/10/86           0.19%            10.77%           15.17%
     Investment Grade Bond Portfolio - Service Class 2        12/6/88           6.02%            3.32%            8.05%
     Overseas Portfolio - Service Class 2                     1/29/87          -31.97%           4.54%            6.37%

Janus Aspen Series
     Global Value Portfolio: Service Shares                   5/1/01             N/A              N/A              N/A
     Worldwide Growth Portfolio: Service Shares ***           9/13/93          -30.11%           15.87%           16.83%

Lazard Retirement Series, Inc.
     Emerging Markets Portfolio                               11/3/97          -35.38%            N/A            -10.66%

LSA Variable Series Trust
     Aggressive Growth Fund                                     N/A            #DIV/0!          #DIV/0!            N/A
     Balanced Fund                                            10/1/99           0.93%             N/A             3.19%
     Basic Value Fund                                           N/A              N/A              N/A              N/A
     Blue Chip Fund                                             N/A              N/A              N/A              N/A
     Capital Appreciation Fund                                  N/A              N/A              N/A              N/A
     Disciplined Equity Fund                                  10/1/99          -18.65%            N/A             -7.21%
     Diversified Mid Cap Fund                                   N/A              N/A              N/A              N/A
     Emerging Growth Equity Fund                              10/1/99          -37.40%            N/A             10.64%
     Focused Equity Fund                                      10/1/99          -23.02%            N/A             -5.12%
     Growth Equity Fund                                       10/1/99          -19.27%            N/A             -1.42%
     Mid Cap Value Fund                                         N/A              N/A              N/A              N/A
     Value Equity Fund                                        10/1/99           7.29%             N/A             12.05%

MFS Variable Insurance Trust **
     New Discovery Series - Service Class                     4/29/98          -11.58%            N/A             18.43%
     Utilities Series - Service Class                         1/3/95           -10.20%           11.90%           14.31%

The Universal Institutional Funds, Inc.
     High Yield Portfolio                                    12/31/96          -18.23%            N/A             0.15%

OCC Accumulation Trust
     Science and Technology Portfolio                         4/12/00            N/A              N/A            -46.10%
     Small Cap Portfolio                                      8/1/88            35.60%           10.68%           14.03%

Oppenheimer Variable Account Funds ****
     Main Street Small Cap Fund/VA - Service Class            5/1/98           -25.82%            N/A             2.49%

Panorama Series Fund, Inc. ****
     Oppenheimer International Growth Fund/VA - Service       5/13/92          -31.71%           5.97%            4.66%
     Class

                                      S-33

                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
PIMCO Variable Insurance Trust
     Foreign Bond Portfolio                                   12/2/92           -0.35%           2.16%            3.85%
     Money Market Portfolio                                   3/1/91            -1.70%           2.72%            2.95%
     Total Return Bond Portfolio                              5/11/87           4.11%            3.15%            5.30%

Putnam Variable Trust
     High Yield Fund - Class IB                               2/1/88           -16.16%           0.49%            8.86%
     International Growth and Income Fund - Class IB          1/2/97            -6.49%            N/A             10.72%

Rydex Variable Trust
     OTC Fund                                                 5/17/97          -45.33%            N/A             24.53%

Salomon Brothers Variable Series Funds Inc.
     Variable Capital Fund                                    2/17/98           10.12%            N/A             16.95%

Van Kampen Life Investment Trust *****
     Growth & Income Portfolio, Class II                     12/23/96           11.12%            N/A             15.45%

(with the Enhanced Death Benefit and Enhanced Earnings Death Benefit Riders)


                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
AIM Variable Insurance Funds
     Dent Demographic Trends Fund                            12/29/99          -25.50%            N/A            -25.46%

Fidelity Variable Insurance Products Fund *
     Equity-Income Portfolio - Service Class 2               10/10/86           0.04%            10.60%           15.00%
     Investment Grade Bond Portfolio - Service Class 2        12/6/88           5.86%            3.16%            7.89%
     Overseas Portfolio - Service Class 2                     1/29/87          -32.08%           4.38%            6.21%

Janus Aspen Series
     Global Value Portfolio: Service Shares                   5/1/01             N/A              N/A              N/A
     Worldwide Growth Portfolio: Service Shares ***           9/13/93          -30.22%           15.69%           16.65%

Lazard Retirement Series, Inc.
     Emerging Markets Portfolio                               11/3/97          -35.48%            N/A            -10.81%

                                      S-34

                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
LSA Variable Series Trust
     Aggressive Growth Fund                                     N/A              N/A              N/A              N/A
     Balanced Fund                                            10/1/99           0.77%             N/A             3.02%
     Basic Value Fund                                           N/A              N/A              N/A              N/A
     Blue Chip Fund                                             N/A              N/A              N/A              N/A
     Capital Appreciation Fund                                  N/A              N/A              N/A              N/A
     Disciplined Equity Fund                                  10/1/99          -18.78%            N/A             -7.36%
     Diversified Mid Cap Fund                                   N/A              N/A              N/A              N/A
     Emerging Growth Equity Fund                              10/1/99          -37.50%            N/A             10.46%
     Focused Equity Fund                                      10/1/99          -23.14%            N/A             -5.28%
     Growth Equity Fund                                       10/1/99          -19.40%            N/A             -1.58%
     Mid Cap Value Fund                                         N/A              N/A              N/A              N/A
     Value Equity Fund                                        10/1/99           7.12%             N/A             11.88%

MFS Variable Insurance Trust **
     New Discovery Series - Service Class                     4/29/98          -11.72%            N/A             18.24%
     Utilities Series - Service Class                         1/3/95           -10.34%           11.73%           14.14%

The Universal Institutional Funds, Inc.
     High Yield Portfolio                                    12/31/96          -18.36%            N/A             -0.01%

OCC Accumulation Trust
     Science and Technology Portfolio                         4/12/00            N/A              N/A            -46.16%
     Small Cap Portfolio                                      8/1/88            35.39%           10.51%           13.86%

Oppenheimer Variable Account Funds ****
     Main Street Small Cap Fund/VA - Service Class            5/1/98           -25.93%            N/A             2.33%

Panorama Series Fund, Inc. ****
     Oppenheimer International Growth Fund/VA - Service       5/13/92          -31.83%           5.81%            4.51%
     Class

PIMCO Variable Insurance Trust
     Foreign Bond Portfolio                                   12/2/92           -0.51%           2.00%            3.70%
     Money Market Portfolio                                   3/1/91            -1.85%           2.56%            2.79%
     Total Return Bond Portfolio                              5/11/87           3.95%            2.98%            5.14%

Putnam Variable Trust
     High Yield Fund - Class IB                               2/1/88           -16.29%           0.33%            8.70%
     International Growth and Income Fund - Class IB          1/2/97            -6.64%            N/A             10.54%

Rydex Variable Trust
     OTC Fund                                                 5/17/97          -45.42%            N/A             24.34%

Salomon Brothers Variable Series Funds Inc.
     Variable Capital Fund                                    2/17/98           9.94%             N/A             16.77%

Van Kampen Life Investment Trust *****
     Growth & Income Portfolio, Class II                     12/23/96           10.94%            N/A             15.27%

(with Income Benefit and Enhanced Earnings Death Benefit Rider)


                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
AIM Variable Insurance Funds
     Dent Demographic Trends Fund                            12/29/99          -25.46%            N/A            -25.42%

Fidelity Variable Insurance Products Fund *
     Equity-Income Portfolio - Service Class 2               10/10/86           0.09%            10.65%           15.05%
     Investment Grade Bond Portfolio - Service Class 2        12/6/88           5.91%            3.21%            7.94%
     Overseas Portfolio - Service Class 2                     1/29/87          -32.05%           4.44%            6.26%

Janus Aspen Series
     Global Value Portfolio: Service Shares                   5/1/01             N/A              N/A              N/A
     Worldwide Growth Portfolio: Service Shares ***           9/13/93          -30.18%           15.75%           16.71%

Lazard Retirement Series, Inc.
     Emerging Markets Portfolio                               11/3/97          -35.45%            N/A            -10.76%

LSA Variable Series Trust
     Aggressive Growth Fund                                     N/A              N/A              N/A              N/A
     Balanced Fund                                            10/1/99           0.82%             N/A             3.08%
     Basic Value Fund                                           N/A              N/A              N/A              N/A
     Blue Chip Fund                                             N/A              N/A              N/A              N/A
     Capital Appreciation Fund                                  N/A              N/A              N/A              N/A
     Disciplined Equity Fund                                  10/1/99          -18.74%            N/A             -7.31%
     Diversified Mid Cap Fund                                   N/A              N/A              N/A              N/A
     Emerging Growth Equity Fund                              10/1/99          -37.47%            N/A             10.52%
     Focused Equity Fund                                      10/1/99          -23.10%            N/A             -5.23%
     Growth Equity Fund                                       10/1/99          -19.36%            N/A             -1.52%
     Mid Cap Value Fund                                         N/A              N/A              N/A              N/A
     Value Equity Fund                                        10/1/99           7.17%             N/A             11.94%

MFS Variable Insurance Trust **
     New Discovery Series - Service Class                     4/29/98          -11.67%            N/A             18.31%
     Utilities Series - Service Class                         1/3/95           -10.29%           11.78%           14.20%

The Universal Institutional Funds, Inc.
     High Yield Portfolio                                    12/31/96          -18.32%            N/A             0.04%

OCC Accumulation Trust
     Science and Technology Portfolio                         4/12/00            N/A              N/A            -46.14%
     Small Cap Portfolio                                      8/1/88            35.46%           10.56%           13.92%

Oppenheimer Variable Account Funds ****
     Main Street Small Cap Fund/VA - Service Class            5/1/98           -25.90%            N/A             2.38%

Panorama Series Fund, Inc. ****
     Oppenheimer International Growth Fund/VA - Service       5/13/92          -31.79%           5.86%            4.56%
     Class

                                      S-36

                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
PIMCO Variable Insurance Trust
     Foreign Bond Portfolio                                   12/2/92           -0.45%           2.05%            3.75%
     Money Market Portfolio                                   3/1/91            -1.80%           2.61%            2.85%
     Total Return Bond Portfolio                              5/11/87           4.00%            3.04%            5.19%

Putnam Variable Trust
     High Yield Fund - Class IB                               2/1/88           -16.25%           0.38%            8.75%
     International Growth and Income Fund - Class IB          1/2/97            -6.59%            N/A             10.60%

Rydex Variable Trust
     OTC Fund                                                 5/17/97          -45.39%            N/A             24.40%

Salomon Brothers Variable Series Funds Inc.
     Variable Capital Fund                                    2/17/98           10.00%            N/A             16.83%

Van Kampen Life Investment Trust *****
     Growth & Income Portfolio, Class II                     12/23/96           11.00%            N/A             15.33%

(with Enhanced Death Benefit, Income Benefit and Enhanced Earnings Death Benefit Rider)


                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
AIM Variable Insurance Funds
     Dent Demographic Trends Fund                            12/29/99          -25.66%            N/A            -25.62%

Fidelity Variable Insurance Products Fund *
     Equity-Income Portfolio - Service Class 2               10/10/86           -0.18%           10.37%           14.77%
     Investment Grade Bond Portfolio - Service Class 2        12/6/88           5.63%            2.94%            7.67%
     Overseas Portfolio - Service Class 2                     1/29/87          -32.23%           4.17%            5.99%

Janus Aspen Series
     Global Value Portfolio: Service Shares                   5/1/01             N/A              N/A              N/A
     Worldwide Growth Portfolio: Service Shares ***           9/13/93          -30.37%           15.45%           16.42%

Lazard Retirement Series, Inc.
     Emerging Markets Portfolio                               11/3/97          -35.62%            N/A            -11.00%

                                      S-37

                                                                                         Average Annual Return
                          Fund                              Sub Account                                         10 Year or
                                                          Inception Date       One Year        Five Year     Since Inception
LSA Variable Series Trust
     Aggressive Growth Fund                                     N/A              N/A              N/A              N/A
     Balanced Fund                                            10/1/99           0.55%             N/A             2.81%
     Basic Value Fund                                           N/A              N/A              N/A              N/A
     Blue Chip Fund                                             N/A              N/A              N/A              N/A
     Capital Appreciation Fund                                  N/A              N/A              N/A              N/A
     Disciplined Equity Fund                                  10/1/99          -18.95%            N/A             -7.56%
     Diversified Mid Cap Fund                                   N/A              N/A              N/A              N/A
     Emerging Growth Equity Fund                              10/1/99          -37.64%            N/A             10.23%
     Focused Equity Fund                                      10/1/99          -23.31%            N/A             -5.48%
     Growth Equity Fund                                       10/1/99          -19.57%            N/A             -1.79%
     Mid Cap Value Fund                                         N/A              N/A              N/A              N/A
     Value Equity Fund                                        10/1/99           6.89%             N/A             11.64%

MFS Variable Insurance Trust **
     New Discovery Series - Service Class                     4/29/98          -11.91%            N/A             18.00%
     Utilities Series - Service Class                         1/3/95           -10.53%           11.50%           13.91%

The Universal Institutional Funds, Inc.
     High Yield Portfolio                                    12/31/96          -18.54%            N/A             -0.22%

OCC Accumulation Trust
     Science and Technology Portfolio                         4/12/00            N/A              N/A            -46.25%
     Small Cap Portfolio                                      8/1/88            35.11%           10.28%           13.63%

Oppenheimer Variable Account Funds ****
     Main Street Small Cap Fund/VA - Service Class            5/1/98           -26.09%            N/A             2.11%

Panorama Series Fund, Inc. ****
     Oppenheimer International Growth Fund/VA - Service       5/13/92          -31.97%           5.59%            4.30%
     Class

PIMCO Variable Insurance Trust
     Foreign Bond Portfolio                                   12/2/92           -0.72%           1.79%            3.49%
     Money Market Portfolio                                   3/1/91            -2.06%           2.35%            2.59%
     Total Return Bond Portfolio                              5/11/87           3.73%            2.77%            4.93%

Putnam Variable Trust
     High Yield Fund - Class IB                               2/1/88           -16.47%           0.12%            8.48%
     International Growth and Income Fund - Class IB          1/2/97            -6.84%            N/A             10.32%

Rydex Variable Trust
     OTC Fund                                                 5/17/97          -45.55%            N/A             24.08%

Salomon Brothers Variable Series Funds Inc.
     Variable Capital Fund                                    2/17/98           9.71%             N/A             16.52%

Van Kampen Life Investment Trust *****
     Growth & Income Portfolio, Class II                     12/23/96           10.71%            N/A             15.03%

* The Portfolios' Service Class 2 shares corresponding to these Variable Subaccounts were first offered on January 12, 2000. This share class has a Rule 12b-1 fee of 0.25%. For periods prior to January 12, 2000, the performance shown is based on historical performance of the Portfolios' Initial Class shares, which do not have a Rule 12b-1 fee. The historical performance was restated to reflect the effect of the Rule 12b-1 fee applicable to Service Class 2 shares. The inception dates for the Portfolios' Initial Class can be found under the Adjusted Historical Total Return section of this document.

** The Portfolios' Service Class shares corresponding to these Variable Subaccounts were first offered on May 1, 2000. This share class has a 12b-1 fee of 0.20%. For periods prior to May 1, 2000, the performance shown is based on historical performance of the Portfolios' Initial Class shares, which do not have a Rule 12b-1 Fee. The historical performance was restated to reflect the effect of the 12b-1 fee applicable to Service Class Shares. The inception dates for the Portfolios' Initial Class can be found under the Adjusted Historical Total Return section of this document.

*** The Portfolio's Service Share ("12b-1 class") corresponding to this Variable Sub-Account was first offered on 12/31/99. This share class has a Rule 12b-1 fee of 0.25%. The performance shown is based on combined historical performance of the Portfolio's 12b-1 share and, for the time period prior to 12/31/99, the Portfolio's Institutional Share ("non-12b-1 class"). This historical performance reflects a "blended return." Since expenses of Service Shares are higher than those of Institutional Shares, the "blended performance" is higher than it would have been had Service Shares been offered for the entire period. The inception dates for the Portfolios can be found under the Adjusted Historical Total Return section of this document.


**** The  Portfolios'  Service  Class  ("12b-1  class")  corresponding  to these
     Variable Sub-Accounts were first offered on 3/16/01 for Oppenheimer International Growth and 5/1/01 for Oppenheimer Main Street Small Cap. This share class has a Rule 12b-1 fee of 0.15%. The performance shown is based on combined historical performance of the Portfolios' 12b-1 shares and, for the time period prior to 3/16/01 for Oppenheimer International Growth and 5/1/01 for Oppenheimer Main Street Small Cap, the Portfolios' Initial Class shares ("non-12b-1 class"). This historical performance reflects a "blended return." Since expenses of Service Class shares are higher than those of Initial Class shares, the "blended performance" is higher than it would have been had Service Class shares been offered for the entire period. The inception dates for the Portfolios can be found under the Adjusted Historical Total Return section of this document.

*****The  Portfolio's  Class II ("12b-1 class")  corresponding  to this Variable
     Sub-Account was first offered on 9/18/00. This share class has a Rule 12b-1 fee of 0.25%. The performance shown is based on combined historical performance of the Portfolio's 12b-1 share and, for the time period prior to 9/18/00, the Portfolio's Class I share ("non-12b-1 class"). This historical performance reflects a "blended return." Since expenses of Class II shares are higher than those of Class I shares, the "blended performance" is higher than it would have been had Class II shares been offered for the entire period. The inception dates for the Portfolios can be found under the Adjusted Historical Total Return section of this document.


CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Subaccount and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Subaccount for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Subaccount for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Subaccount assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge, including any increase to the mortality and expense risk charge for an optional benefit Rider. We determine the Net Investment Factor for each Variable Subaccount for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A)  The sum of:

     (1) the net asset value per share of the mutual fund underlying the Subaccount determined at the end of the current Valuation Period, plus

     (2) the per share amount of any dividend or capital gain distributions made by the mutual fund underlying the subaccount during the current Valuation Period.

(B) Divided by the net asset value per share of the mutual fund underlying the Subaccount determined as of the end of the immediately preceding Valuation Period.

(C) The result is reduced by the Mortality and Expense Risk Charge and the Administrative Expense Charge corresponding to the portion of the 365-day year (366 days for a Leap Year)that is in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Subaccount less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Subaccount's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Subaccount by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Subaccount.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Subaccount are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Subaccount invests. We calculate the Annuity Unit Value for each Variable Subaccount at the end of any Valuation Period by:

o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Subaccount's Net Investment Factor (described in the preceding section) for the Period; and then

o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Subaccounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Subaccount nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

FEDERAL TAX MATTERS

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. WE MAKE NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF LINCOLN BENEFIT LIFE COMPANY

Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Lincoln Benefit, and its operations form a part of Lincoln Benefit, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the contract. Under existing federal income tax law, Lincoln Benefit believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contract. Accordingly, Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Lincoln Benefit does not intend to make provisions for any such taxes. If Lincoln Benefit is taxed on investment income or capital gains of the Variable Account, then Lincoln Benefit may impose a charge against the Variable Account in order to make provision for such taxes.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE

There are several exceptions to the general rule that annuity contracts held by a non-natural Contract Owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal Contract Owner is a trust or other entity which holds the Contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal Contract Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural Contract Owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and (5) contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

IRS REQUIRED DISTRIBUTION AT DEATH RULES

In order to be considered an annuity contract for federal income tax purposes, an annuity contract must provide: (1) if any Contract Owner dies on or after the annuity start date but before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death; (2) if any Contract Owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest which is payable to (or for the benefit of) a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary) and the distributions begin within one year of the Contract Owner's death. If the Contract Owner's designated beneficiary is the surviving spouse of the Contract Owner, the contract may be continued with the surviving spouse as the new Contract Owner. If the Contract Owner of the contract is a non-natural person, then the annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a contract owned by a non-natural person will be treated as the death of the Contract Owner.

QUALIFIED PLANS

The Contract may be used with several types of qualified plans. The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed below. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from excess contributions, premature distributions, distributions that do not conform to specified commencement and minimum distribution rules, excess distributions and in other circumstances. Contract Owners and participants under the plan and annuitants and beneficiaries under the Contract may be subject to the terms and conditions of the plan regardless of the terms of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity. An IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the Contract's Cash Value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value. It is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.

ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. "Qualified distributions" from Roth Individual Retirement Annuities are not includible in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to the Roth Individual Retirement Annuity, and which are made on or after the date the individual attains age 59 1/2, made to a beneficiary after the Contract Owner's death, attributable to the Contract Owner being disabled or for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000). "Nonqualified distributions" are treated as made from contributions first and are includible in gross income to the extent such distributions exceed the contributions made to the Roth Individual Retirement Annuity. The taxable portion of a "nonqualified distribution" may be subject to the 10% penalty tax on premature distributions. Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth
Individual Retirement Annuity. The taxable portion of a conversion or rollover distribution is includible in gross income, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' individual retirement annuities if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent advice. In particular, employers should consider that an IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS)

Sections 408(p) and 401(k) of the Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase annuity contracts for them, and subject to certain limitations, to exclude the purchase payments from the employees' gross income. An annuity contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee attains age 59 1/2, separates from service, dies, becomes disabled or on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship). These limitations do not apply to withdrawals where Lincoln Benefit is directed to transfer some or all of the Contract Value to another 403(b) plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Self-Employed Individuals Retirement Act of 1962, as amended, (commonly referred to as "H.R. 10" or "Keogh") permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans.

STATE AND LOCAL  GOVERNMENT AND TAX-EXEMPT  ORGANIZATION  DEFERRED  COMPENSATION
PLANS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the Contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as Contract Owner of the contract has the sole right to the proceeds of the contract. Generally, under the non-natural Contract Owner rules, such Contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a Section 457 plan all the compensation deferred under the plan must remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as made available to the employee or a beneficiary.

EXPERTS

The financial statements of Lincoln Benefit as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and the related financial statement schedule that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended, the financials statements of Lincoln Benefit as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, the related financial statement schedule and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and financial statement schedule of Lincoln Benefit included herein should be considered only as bearing upon the ability of Lincoln Benefit to meet its obligations under the Contracts.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Lincoln Benefit Life Company:

--------------------------------------------------------------------------------

We have audited the accompanying Statements of Financial Position of Lincoln Benefit Life Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2000 and 1999, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2000. Our audits also included Schedule IV--Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV--Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 23, 2001

                          LINCOLN BENEFIT LIFE COMPANY
               STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2000       1999       1998
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
REVENUES
  Net investment income.....................................  $12,214    $10,740    $10,752
  Realized capital gains and losses.........................      (95)      (913)       134
  Other expense.............................................      (20)    (2,301)       (42)
                                                              -------    -------    -------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE............   12,099      7,526     10,844
INCOME TAX EXPENSE..........................................    4,221      2,560      3,611
                                                              -------    -------    -------
NET INCOME..................................................    7,878      4,966      7,233
                                                              -------    -------    -------
OTHER COMPREHENSIVE INCOME (LOSS), AFTER-TAX
  Change in unrealized net capital gains and losses.........    3,106     (6,900)     1,774
                                                              -------    -------    -------
COMPREHENSIVE INCOME (LOSS).................................  $10,984    $(1,934)   $ 9,007
                                                              =======    =======    =======

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                        STATEMENTS OF FINANCIAL POSITION

                                                                      DECEMBER 31,
                                                              ----------------------------
                                                                  2000            1999
                                                              -------------   ------------
                                                              ($ IN THOUSANDS, EXCEPT PAR
                                                                         VALUE)
ASSETS
Investments
  Fixed income securities, at fair value (amortized cost
   $166,893 and $158,747)...................................   $   170,142     $  157,218
  Short-term................................................        11,243          1,919
                                                               -----------     ----------
  Total investments.........................................       181,385        159,137
Cash........................................................            76            982
Reinsurance recoverable from Allstate Life Insurance
  Company, net..............................................     8,366,927      7,539,995
Reinsurance recoverables from non-affiliates, net...........       353,789        260,324
Other assets................................................         2,393          4,447
Separate Accounts...........................................     1,648,691      1,411,996
                                                               -----------     ----------
      TOTAL ASSETS..........................................   $10,553,261     $9,376,881
                                                               ===========     ==========
LIABILITIES
Reserve for life-contingent contract benefits...............   $   550,334     $  419,117
Contractholder funds........................................     8,157,502      7,369,664
Current income taxes payable................................         2,785          3,404
Deferred income taxes.......................................         4,607            745
Payable to affiliates, net..................................         9,210         12,650
Other liabilities and accrued expenses......................         1,371          1,528
Separate Accounts...........................................     1,648,691      1,411,996
                                                               -----------     ----------
      TOTAL LIABILITIES.....................................    10,374,500      9,219,104
                                                               -----------     ----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 30,000 shares authorized,
  25,000 issued and outstanding.............................         2,500          2,500
Additional capital paid-in..................................       126,750        116,750
Retained income.............................................        47,399         39,521
Accumulated other comprehensive income (loss):
  Unrealized net capital gains (losses).....................         2,112           (994)
                                                               -----------     ----------
      Total accumulated other comprehensive income (loss)...         2,112           (994)
                                                               -----------     ----------
      TOTAL SHAREHOLDER'S EQUITY............................       178,761        157,777
                                                               -----------     ----------
      TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY............   $10,553,261     $9,376,881
                                                               ===========     ==========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                       DECEMBER 31,
                                                              ------------------------------
                                                                2000       1999       1998
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
COMMON STOCK................................................  $  2,500   $  2,500   $  2,500
                                                              --------   --------   --------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year..................................  $116,750   $116,750   $116,750
Capital contribution........................................    10,000         --         --
                                                              --------   --------   --------
Balance, end of year........................................   126,750    116,750    116,750
                                                              --------   --------   --------
RETAINED INCOME
Balance, beginning of year..................................  $ 39,521   $ 34,555   $ 27,322
Net income..................................................     7,878      4,966      7,233
                                                              --------   --------   --------
Balance, end of year........................................    47,399     39,521     34,555
                                                              --------   --------   --------
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance, beginning of year..................................  $   (994)  $  5,906   $  4,132
Change in unrealized net capital gains and losses...........     3,106     (6,900)     1,774
                                                              --------   --------   --------
Balance, end of year........................................     2,112       (994)     5,906
                                                              --------   --------   --------
    Total shareholder's equity..............................  $178,761   $157,777   $159,711
                                                              ========   ========   ========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2000       1999       1998
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $  7,878   $  4,966   $  7,233
Adjustments to reconcile net income to net cash provided by
 operating activities
    Depreciation, amortization and other non-cash items.....      (868)    (5,313)         2
    Realized capital gains and losses.......................        95        913       (134)
    Changes in:
      Life-contingent contract benefits and contractholder
       funds................................................    (1,342)    (4,868)     1,394
      Income taxes payable..................................     1,570     (1,266)     3,042
      Other operating assets and liabilities................    (1,543)    11,286     (2,892)
                                                              --------   --------   --------
    Net cash provided by operating activities...............     5,790      5,718      8,645
                                                              --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
  Proceeds from sales.......................................    15,856     17,760         --
  Investment collections....................................     7,430     13,580     10,711
  Investments purchases.....................................   (30,979)   (39,723)   (18,587)
Change in short-term investments, net.......................    (9,003)     2,068     (2,646)
                                                              --------   --------   --------
    Net cash used in investing activities...................   (16,696)    (6,315)   (10,522)
                                                              --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution........................................    10,000         --         --
                                                              --------   --------   --------
    Net cash provided by financing activities...............    10,000         --         --
                                                              --------   --------   --------
NET DECREASE IN CASH........................................      (906)      (597)    (1,877)
CASH AT BEGINNING OF YEAR...................................       982      1,579      3,456
                                                              --------   --------   --------
CASH AT END OF YEAR.........................................  $     76   $    982   $  1,579
                                                              ========   ========   ========

                       See notes to financial statements.

LINCOLN BENEFIT LIFE COMPANY
NOTES TO FINANCIAL STATEMENTS
($IN THOUSANDS)
-------------------------------------------------------------------

1.  GENERAL

BASIS OF PRESENTATION
The accompanying financial statements include the accounts of Lincoln Benefit Life Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America.

On January 25, 2000, the Company paid a dividend of all common shares of AFD, Inc. ("AFDI") stock, a registered broker-dealer, to ALIC. Prior to the dividend, AFDI had been consolidated in the Company's financial statements and related disclosures. In conjunction with the dividend, the Company has restated its prior year financial results to exclude AFDI. To conform with the 2000 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

NATURE OF OPERATIONS
The Company markets a broad line of life insurance and investment products primarily through independent insurance agents and brokers. Life insurance consists of traditional products, including term and whole life, interest-sensitive life, immediate annuities with life contingencies, variable life, indexed life, credit and accident and health insurance. Investment products include deferred annuities and immediate annuities without life contingencies. Deferred annuities include fixed rate, market value adjusted, indexed and variable annuities. In 2000, annuity deposits represented 77.9% of the Company's total statutory premiums and deposits.

Annuity contracts and life insurance policies issued by the Company are subject to discretionary surrender or withdrawal by customers, subject to applicable surrender charges. These policies and contracts are reinsured primarily with ALIC (see Note 3), which invests premiums and deposits to provide cash flows that will be used to fund future benefits and expenses.

The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed for banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation presents an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes which lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products, that are used to address a customer's estate planning needs, may be impacted to the extent any legislative changes occur to the current estate tax laws.

Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in the capital markets.

The Company is authorized to sell life and savings products in all states except New York, as well as in the District of Columbia, Guam and the U.S. Virgin Islands. The top geographic locations for statutory premiums and deposits for the Company were California, Pennsylvania, Wisconsin, Michigan, Florida, Minnesota and Illinois for the year ended December 31, 2000. No other jurisdiction accounted for more than 5% of statutory premiums and deposits. All premiums and deposits are ceded under reinsurance agreements.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of shareholder's equity. Provisions are recognized for declines in the value of fixed income securities that are other than temporary. Such writedowns are included in realized capital gains and losses. Short-term investments are carried at cost or amortized cost which approximates fair value.

Investment income consists primarily of interest. Interest is recognized on an accrual basis. Interest income on mortgaged-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

REINSURANCE RECOVERABLE
The Company has reinsurance agreements whereby all premiums, contract charges, credited interest, policy benefits and certain expenses are ceded (see Note 7). Such amounts are reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of the reinsurance agreements.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products and certain annuities with life contingencies. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

Interest-sensitive life contracts are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and one or more amounts assessed against the contractholder. Premiums from these contracts are reported as deposits to contractholder funds. Contract charge revenue consists of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender charges. Contract benefits include interest credited to contracts and claims incurred in excess of related contractholder account balance.

Limited payment contracts, a type of immediate annuity with life contingencies and single premium life contract, are contracts that provide insurance protection over a contract period that extends beyond the period in which premiums are collected. Gross premiums in excess of the net premium on limited payment contracts are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenues so as to result in the recognition of profits over the life of the policy.

Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed rate annuities, market value adjusted annuities, indexed annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charge revenue for investment contracts consists of charges assessed against the contractholder account balance for contract administration and surrenders. Contract benefits include interest credited and claims incurred in excess of the related contractholder account balance.

Crediting rates for fixed rate annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions. Crediting rates for indexed annuities and indexed life products are based on an interest rate index, such as LIBOR or an equity index, such as the S&P 500.

Variable annuity and variable life contracts are sold as Separate Accounts products. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. The Company's contract charge revenue for these contracts consists of charges assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders.

All premiums, contract charges, contract benefits and interest credited are reinsured.

INCOME TAXES
The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. Deferred income taxes arise primarily from unrealized capital gains or losses on fixed income securities carried at fair value and differences in the tax bases of investments.

SEPARATE ACCOUNTS
The Company issues deferred variable annuities and variable life contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity and variable life contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated investment objectives.

The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. In the event that the asset value of certain contractholder accounts are projected to be below the value guaranteed by the Company, a liability is established through a charge to earnings. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's statements of operations and comprehensive income. As described earlier, revenues to the Company from the Separate Accounts are recorded as contract charges.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS
The reserve for life-contingent contract benefits, which relates to traditional life insurance, immediate annuities with life contingencies and certain variable annuity contract guarantees, is computed on the basis of assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 6.

CONTRACTHOLDER FUNDS
Contractholder funds arise from the issuance of contracts that include an investment component, including interest-sensitive life policies and certain other investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in Note 6.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.  RELATED PARTY TRANSACTIONS
REINSURANCE
The Company has reinsurance agreements whereby certain premiums, contract charges, credited interest, policy benefits and expenses are ceded to ALIC, and reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits are not included in the Company's financial statements as those assets are owned and managed under terms of the reinsurance agreements. See Note 7 for more information.

BUSINESS OPERATIONS
The Company utilizes services provided by AIC and ALIC and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $35,109, $26,418, and $45,940 in 2000, 1999 and 1998, respectively. Of these costs, the Company retains investment related expenses and certain expenses which are not transferred under the reinsurance agreements and presented in other expenses. All other costs are ceded to ALIC under reinsurance agreements.

DEBT
The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. There was no outstanding balance at December 31, 2000 and 1999, respectively.

4.  INVESTMENTS

FAIR VALUES
The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                           Gross
                                        Unrealized
                        Amortized   -------------------     Fair
 At December 31, 2000     Cost       Gains      Losses     Value
 --------------------   ---------   --------   --------   --------
U.S. government and
  agencies              $ 18,191     $2,072    $    --    $ 20,263
Corporate                103,414      1,531     (1,966)    102,979
Municipal                  4,514        100        (38)      4,576
Mortgage-backed
  securities              40,774      1,593        (43)     42,324
                        --------     ------    -------    --------
  Total fixed income
   securities           $166,893     $5,296    $(2,047)   $170,142
                        ========     ======    =======    ========
 At December 31, 1999
 --------------------
U.S. government and
  agencies              $ 11,849     $  606    $   (30)   $ 12,425
Corporate                 95,036        439     (3,282)     92,193
Municipal                 10,625         78       (108)     10,595
Mortgage-backed
  securities              41,237      1,372       (604)     42,005
                        --------     ------    -------    --------
  Total fixed income
   securities           $158,747     $2,495    $(4,024)   $157,218
                        ========     ======    =======    ========


SCHEDULED MATURITIES
The scheduled maturities for fixed income securities are as follows at December 31, 2000:

                                          Amortized     Fair
                                            Cost       Value
                                          ---------   --------
Due in one year or less                   $  4,168    $  4,200
Due after one year through five years       68,568      68,389
Due after five years through ten years      39,422      39,201
Due after ten years                         13,961      16,028
                                          --------    --------
                                           126,119     127,818
Mortgage-backed securities                  40,774      42,324
                                          --------    --------
  Total                                   $166,893    $170,142
                                          ========    ========

Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

NET INVESTMENT INCOME

     Year Ended December 31,         2000       1999       1998
     -----------------------       --------   --------   --------
Fixed income securities            $11,517    $10,380    $11,075
Short-term                             830        577        285
                                   -------    -------    -------
  Investment income, before
   expense                          12,347     10,957     11,360
  Investment expense                   133        217        608
                                   -------    -------    -------
  Net investment income            $12,214    $10,740    $10,752
                                   =======    =======    =======

REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX

        Year Ended December 31,             2000       1999       1998
        -----------------------           --------   --------   --------
Fixed income securities                     $(95)     $(913)      $134
  Income taxes                               (33)      (320)        47
                                            ----      -----       ----
  Realized capital gains and losses,
   after tax                                $(62)     $(593)      $ 87
                                            ====      =====       ====

Excluding calls and prepayments, gross gains of $1 were realized during 1999 and gross losses of $95 and $914 were realized on sales of fixed income securities during 2000 and 1999, respectively. There were no gross gains realized on sales of fixed income securities during 2000 and 1998 and there were no gross losses in 1998.

UNREALIZED NET CAPITAL GAINS AND LOSSES
Unrealized net capital gains on fixed income securities included in shareholder's equity at December 31, 2000 are as follows:

                                                     Gross
                                                  Unrealized
                       Amortized     Fair     -------------------   Unrealized
                         Cost       Value      Gains      Losses    Net Gains
                       ---------   --------   --------   --------   ----------
Fixed income
 securities            $166,893    $170,142   $ 5,296    $(2,047)    $ 3,249
                       ========    ========   =======    =======
Deferred income taxes                                                 (1,137)
                                                                     -------
Unrealized net
 capital gains                                                       $ 2,112
                                                                     =======

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     Year Ended December 31,          2000       1999       1998
     -----------------------        --------   --------   --------
Fixed income securities             $ 4,778    $(10,615)  $ 2,729
Deferred income taxes                (1,672)      3,715      (955)
                                    -------    --------   -------
Increase (decrease) in unrealized
 net capital gains                  $ 3,106    $ (6,900)  $ 1,774
                                    =======    ========   =======

SECURITIES ON DEPOSIT
At December 31, 2000, fixed income securities with a carrying value of $9,067 were on deposit with regulatory authorities as required by law.

5.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented on the following page are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including reinsurance recoverables) and liabilities (including traditional life and interest-sensitive life insurance reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash, are generally of a short-term nature. Their carrying values are assumed to approximate fair value.

FINANCIAL ASSETS
The carrying value and fair value of financial assets at December 31, are as follows:

                                2000                      1999
                       -----------------------   -----------------------
                        Carrying       Fair       Carrying       Fair
                         Value        Value        Value        Value
                       ----------   ----------   ----------   ----------
Fixed income
 securities            $  170,142   $  170,142   $  157,218   $  157,218
Short-term                 11,243       11,243        1,919        1,919
Separate Accounts       1,648,691    1,648,691    1,411,996    1,411,996

Fair values for fixed income securities are based on quoted market prices where available. Non-quoted securities are valued based on discounted cash flows using current interest rates for similar securities. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value are deemed to approximate fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES
The carrying value and fair value of financial liabilities at December 31, are as follows:

                                2000                      1999
                       -----------------------   -----------------------
                        Carrying       Fair       Carrying       Fair
                         Value        Value        Value        Value
                       ----------   ----------   ----------   ----------
Contractholder funds
 on investment
 contracts             $6,401,863   $6,186,479   $5,716,583   $5,424,725
Separate Accounts       1,648,691    1,648,691    1,411,996    1,411,996

The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges. The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Accounts liabilities are carried at the fair value of the underlying assets.

6.  RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS
At December 31, the Reserve for life-contingent contract benefits consists of the following:

                                             2000       1999
                                           --------   --------
Immediate annuities:
  Structured settlement annuities          $ 73,719   $ 38,019
  Other immediate annuities                  36,884     41,250
Traditional life                            406,260    312,130
Other                                        33,471     27,718
                                           --------   --------
  Total Reserve for life-contingent
   contract benefits                       $550,334   $419,117
                                           ========   ========

The assumptions for mortality generally utilized in calculating reserves include, the 1983 group annuity mortality table for immediate annuities; and actual Company experience plus loading for traditional life. Interest rate assumptions vary from 6.5% to 7.8% for structured settlement annuities; 4.9% to 8.8% for other immediate annuities and 4.0% to 8.0% for traditional life. Other estimation methods used include the present value of contractually fixed future benefits for immediate annuities and the net level premium reserve method using the Company's withdrawal experience rates for traditional life.

At December 31, Contractholder funds consists of the following:

                                           2000         1999
                                        ----------   ----------
Interest-sensitive life                 $1,777,128   $1,669,748
Fixed annuities:
  Immediate annuities                      152,181      123,637
  Deferred annuities                     6,228,193    5,576,279
                                        ----------   ----------
  Total Contractholder funds            $8,157,502   $7,369,664
                                        ==========   ==========

Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Interest rates credited range from 5.0% to 8.2% for interest-sensitive life contracts; 5.5% to 6.0% for immediate annuities and 0.0% to 12.6% for deferred annuities. Withdrawal and surrender charge protection includes: i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and, ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Approximately 34% of deferred annuities are subject to a market value adjustment.

7.  REINSURANCE
The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company continues to have primary liability as the direct insurer for risks reinsured. Estimating amounts of reinsurance recoverable is impacted by the uncertainties involved in the establishment of loss reserves.

The Company cedes a portion of the mortality risk on certain term life policies with a pool of reinsurers.

Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Except for ALIC, no single reinsurer had a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contract.

The following amounts were ceded to ALIC under reinsurance agreements. See
Note 3 for discussion of reinsurance agreements with ALIC.

The effects of reinsurance on premiums written and earned and contract charges for the years ended December 31, are as follows:

                                 2000        1999        1998
                               ---------   ---------   ---------
Premiums and Contract Charges
Direct                         $ 470,337   $ 389,741   $ 291,286
Assumed                                2           2           3
Ceded
  Affiliate                     (241,361)   (187,854)   (136,968)
  Non-affiliate                 (228,978)   (201,889)   (154,321)
                               ---------   ---------   ---------
  Premiums and contract
   charges, net of
   reinsurance                 $      --   $      --   $      --
                               =========   =========   =========

The effects of reinsurance on credited interest, policy benefits and other expenses for the years ended December 31, are as follows:

                                 2000        1999        1998
                               ---------   ---------   ---------
Credited Interest, Policy
 Benefits and Other Expenses
Direct                         $ 885,081   $ 869,393   $ 757,249
Assumed                               --          --          --
Ceded
  Affiliate                     (630,015)   (684,703)   (624,678)
  Non-affiliate                 (255,046)   (182,389)   (132,529)
                               ---------   ---------   ---------
  Credited interest, policy
   benefits and other
   expenses, net of
   reinsurance                 $      20   $   2,301   $      42
                               =========   =========   =========

8.  COMMITMENTS AND CONTINGENT LIABILITIES

LEASES
The Company leases certain office facilities and computer equipment. Total rent expense for all leases was $885, $2,042 and $1,743 in 2000, 1999 and 1998, respectively. Minimum rental commitments under noncancelable operating leases with initial or remaining term of more than one year as of December 31, are as follows:

                           2000
                         --------
  2001                    $   695
  2002                        617
  2003                        655
  2004                        684
  2005                        724
                          -------
                          $ 3,375
                          =======

REGULATION AND LEGAL PROCEEDINGS
The Company's business is subject to the effects of a changing social, economic and regulatory environment. Public and regulatory initiatives have varied and have included employee benefit regulation, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, and tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance rates and benefits. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

In the normal course of its business, the Company is involved in pending or threatened litigation and regulatory actions in which claims for monetary damages are asserted. At this time, based on their present status, it is the opinion of management, that the ultimate liability, if any, in one or more of these actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. The Company's expenses related to these funds have been immaterial and are ceded to ALIC under reinsurance agreements.

MARKETING AND COMPLIANCE ISSUES
Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company monitors its sales materials and enforces compliance procedures to mitigate exposure to potential litigation. The Company is a member of the Insurance Marketplace Standards Association, an organization which advocates ethical market conduct.

9.  INCOME TAXES
The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate to ALIC the tax benefits and detriments related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed as if the Company filed a separate return, as adjusted for the reinsurance ceded to ALIC.

Prior to June 30, 1995, the Corporation was a subsidiary of Sears Roebuck & Co. ("Sears") and, with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. Effective June 30, 1995, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1993 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or result of operations of the Company.

The components of the deferred income tax assets and liabilities at December 31, are as follow:

                                                2000       1999
                                              --------   --------
Deferred Assets
Unrealized net capital losses                 $    --    $   535
Other assets                                       --        897
                                              -------    -------
  Total deferred assets                            --      1,432

Deferred Liabilities
Difference in tax bases of investments         (2,405)    (2,177)
Unrealized net capital gains                   (1,137)        --
Other liabilities                              (1,065)        --
                                              -------    -------
  Total deferred liabilities                   (4,607)    (2,177)
                                              -------    -------
  Net deferred liability                      $(4,607)   $  (745)
                                              =======    =======

The components of the income tax expense for the year ended at December 31, are as follows:

                                        2000       1999       1998
                                      --------   --------   --------
Current                                $2,032    $ 3,645     $3,170
Deferred                                2,189     (1,085)       441
                                       ------    -------     ------
  Total income tax expense             $4,221    $ 2,560     $3,611
                                       ======    =======     ======

The Company paid income taxes of $2,651, $3,826 and $568 in 2000, 1999 and 1998, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                         2000       1999       1998
                                       --------   --------   --------
Statutory federal income tax rate       35.0%      35.0%      35.0%
Other                                    (.1)      (1.0)      (1.7)
                                        ----       ----       ----
Effective income tax rate               34.9%      34.0%      33.3%
                                        ====       ====       ====

Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 2000, approximately $340, will result in federal income taxes payable of $119 if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since 1983.

10.  STATUTORY FINANCIAL INFORMATION
The Company's statutory capital and surplus was $169,436 and $153,632 at December 31, 2000 and 1999, respectively. The Company's statutory net income was $15,805, $6,091 and $7,201 for the years ended December 31, 2000, 1999 and 1998, respectively.

PERMITTED STATUTORY ACCOUNTING PRACTICES
The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the Nebraska Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory accounting practices that have a significant impact on statutory surplus or statutory net income.

The NAIC has approved a January 1, 2001 implementation date for newly developed statutory accounting principles ("codification"). The Company's state of domicile, Nebraska, has passed legislation revising various statutory accounting requirements to conform to codification. These requirements will not have a material impact on the statutory surplus of the Company. The NAIC has installed a formal maintenance process to develop and propose new guidance, as well as on-going clarification and interpretation of issues. The impact of any future changes will be recorded as they are approved by the NAIC.

DIVIDENDS
The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2001 without prior approval of the Nebraska Department of Insurance is $16,647.

RISK-BASED CAPITAL
The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The standard is based on a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. The RBC formula for life insurance companies establishes capital requirements relating to insurance, business, asset and interest rate risks. At December 31, 2000, RBC for the Company was significantly above a level that would require regulatory action.

11.  OTHER COMPREHENSIVE INCOME
The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

                                           2000                              1999                              1998
                              -------------------------------   -------------------------------   -------------------------------
                               Pretax      Tax      After-tax    Pretax      Tax      After-tax    Pretax      Tax      After-tax
                              --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
Unrealized capital gains and
  losses:
----------------------------
Unrealized holding gains
  (losses) arising during
  the period                   $4,683    $(1,639)    $3,044     $(11,528)   $4,035     $(7,493)    $2,863    $(1,002)    $1,861
Less: reclassification
  adjustments                     (95)        33        (62)        (913)      320        (593)       134        (47)        87
                               ------    -------     ------     --------    ------     -------     ------    -------     ------
Unrealized net capital gains
  (losses)                      4,778     (1,672)     3,106      (10,615)    3,715      (6,900)     2,729       (955)     1,774
                               ------    -------     ------     --------    ------     -------     ------    -------     ------
Other comprehensive income
  (loss)                       $4,778    $(1,672)    $3,106     $(10,615)   $3,715     $(6,900)    $2,729    $  (955)    $1,774
                               ======    =======     ======     ========    ======     =======     ======    =======     ======

12. SALE OF BUILDING
Included within other income and expenses in the Company's statements of operations and comprehensive income for 1999, is a write-down of $798 associated with the sale of the Company's building in Lincoln, Nebraska which occurred in the first quarter of 2000. Also included in other income and expenses is the write-down of $1,200 related to unamortized building improvements recognized in the third quarter of 1999 when the building was vacated by the Company.

                          LINCOLN BENEFIT LIFE COMPANY
                            SCHEDULE IV--REINSURANCE
                                ($ IN THOUSANDS)

                                                        GROSS                          NET
                                                        AMOUNT         CEDED          AMOUNT
                                                     ------------   ------------   ------------
YEAR ENDED DECEMBER 31, 2000
Life insurance in force............................  $117,381,094   $117,381,094   $         --
                                                     ============   ============   ============
Premiums and contract charges:
  Life and annuities...............................  $    447,683   $    447,683   $         --
  Accident and health..............................        22,656         22,656             --
                                                     ------------   ------------   ------------
                                                     $    470,339   $    470,339   $         --
                                                     ============   ============   ============

                                                        GROSS                          NET
                                                        AMOUNT         CEDED          AMOUNT
                                                     ------------   ------------   ------------
YEAR ENDED DECEMBER 31, 1999
Life insurance in force............................  $109,520,029   $109,520,029   $         --
                                                     ============   ============   ============
Premiums and contract charges:
  Life and annuities...............................  $    369,540   $    369,540   $         --
  Accident and health..............................        20,203         20,203             --
                                                     ------------   ------------   ------------
                                                     $    389,743   $    389,743   $         --
                                                     ============   ============   ============

                                                        GROSS                          NET
                                                        AMOUNT         CEDED          AMOUNT
                                                     ------------   ------------   ------------
YEAR ENDED DECEMBER 31, 1998
Life insurance in force............................  $ 97,690,299   $ 97,690,299   $         --
                                                     ============   ============   ============
Premiums and contract charges:
  Life and annuities...............................  $    287,839   $    287,839   $         --
  Accident and health..............................         3,450          3,450             --
                                                     ------------   ------------   ------------
                                                     $    291,289   $    291,289   $         --
                                                     ============   ============   ============

                                    --------------------------------------------

                                    LINCOLN BENEFIT LIFE
                                    VARIABLE ANNUITY
                                    ACCOUNT

                                    FINANCIAL STATEMENTS AS OF DECEMBER 31, 2000
                                    AND FOR THE PERIODS ENDED
                                    DECEMBER 31, 2000
                                    AND DECEMBER 31, 1999, AND INDEPENDENT
                                    AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Lincoln Benefit Life Company:

We have audited the accompanying statement of net assets of Lincoln Benefit Life Variable Annuity Account (the "Account") as of December 31, 2000 (including the assets of each of the individual sub-accounts which comprise the Account as disclosed in Note 1), the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Lincoln Benefit Life Variable Annuity Account as of December 31, 2000 (including the assets of each of the individual sub-accounts which comprise the Account), the results of operations for each of the individual sub-accounts for the period then ended and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 16, 2001

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
DECEMBER 31, 2000
------------------------------------------------------------------------------------------------
($ and shares in thousands)

NET ASSETS
Allocation to Sub-Accounts investing in Alger American Fund:
    Growth, 731 shares (cost $42,491)                                                   $ 34,573
    Income and Growth, 2,902 shares (cost $41,029)                                        38,483
    Leveraged AllCap, 764 shares (cost $37,668)                                           29,633
    MidCap Growth, 1,015 shares (cost $32,827)                                            31,089
    Small Capitalization, 423 shares (cost $16,242)                                        9,928

Allocation to Sub-Accounts investing in Janus Aspen Series:
    Flexible Income, 1,202 shares (cost $14,020)                                          13,771
    Balanced, 3,594 shares (cost $83,661)                                                 87,374
    Growth, 4,703 shares (cost $128,330)                                                 124,527
    Aggressive Growth, 2,496 shares (cost $108,813)                                       90,604
    Worldwide Growth, 4,348 shares (cost $154,150)                                       160,767

Allocation to Sub-Accounts investing in IAI Retirement Funds, Inc.:
    Regional, 381 shares (cost $5,674)                                                     6,361
    Reserve, 35 shares (cost $351)                                                           352
    Balanced, 161 shares (cost $2,232)                                                     2,160

Allocation to Sub-Accounts investing in Fidelity Variable Insurance Products Fund II:
    Asset Manager, 1,391 shares (cost $22,784)                                            22,256
    Contrafund, 2,760 shares (cost $66,581)                                               65,523
    Index 500, 504 shares (cost $76,889)                                                  75,322

Allocation to Sub-Accounts investing in Fidelity Variable Insurance Products Fund:
    Money Market, 81,027 shares (cost $81,027)                                            81,027
    Equity-Income, 3,622 shares (cost $83,856)                                            92,438
    Growth, 2,302 shares (cost $100,272)                                                 100,465
    Overseas, 866 shares (cost $18,810)                                                   17,314

Allocation to Sub-Accounts investing in Federated Insurance Management Series:
    High Income Bond Fund II, 1,860 shares (cost $18,384)                                 15,734
    Utility Fund II, 1,314 shares (cost $17,885)                                          16,345
    U.S. Government Securities Fund II, 1,552 shares (cost $16,548)                       17,239

Allocation to Sub-Accounts investing in Scudder Variable Life Investment Fund:
    Bond, 1,278 shares (cost $8,496)                                                       8,678
    Balanced, 1,933 shares (cost $26,125)                                                 25,885
    Growth and Income, 323 shares (cost $3,490)                                            3,355
    Global Discovery, 428 shares (cost $5,270)                                             5,030
    International, 304 shares (cost $4,681)                                                4,339


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 2000
-------------------------------------------------------------------------------------------
($ and shares in thousands)

NET ASSETS
Allocation to Sub-Accounts investing in Strong Variable Insurance Funds, Inc.:
    Discovery Fund II, 423 shares (cost $5,146)                                     $ 5,025
    Mid Cap Growth Fund II, 619 shares (cost $17,891)                                14,651

Allocation to Sub-Accounts investing in Strong Opportunity Fund II, Inc.:
    Opportunity Fund II, 222 shares (cost $5,736)                                     5,306

Allocation to Sub-Accounts investing in T. Rowe Price International Series, Inc.:
    International Stock, 198 shares (cost $3,225)                                     2,979

Allocation to Sub-Accounts investing in T. Rowe Price Equity Series, Inc.:
    New America Growth, 80 shares (cost $2,004)                                       1,673
    Mid-Cap Growth, 481 shares (cost $8,472)                                          8,868
    Equity Income, 337 shares (cost $6,309)                                           6,593

Allocation to Sub-Accounts investing in MFS Variable Insurance Trust:
    Growth with Income Series, 293 shares (cost $6,043)                               6,154
    Research Series, 275 shares (cost $6,168)                                         5,730
    Emerging Growth Series, 353 shares (cost $11,561)                                10,190
    Total Return Series, 244 shares (cost $4,377)                                     4,776
    New Discovery Series, 598 shares (cost $10,155)                                   9,940

Allocation to Sub-Accounts investing in STI Classic Variable Trust:
    Capital Appreciation, 18 shares (cost $380)                                         368
    International Equity, 2 shares (cost $25)                                            22
    Value Income Stock, 30 shares (cost $369)                                           386

Allocation to Sub-Accounts investing in Goldman Sachs Variable Insurance Trust:
    CORE Small Cap Equity, 140 shares (cost $1,498)                                   1,456
    International Equity, 213 shares (cost $2,886)                                    2,511

Allocation to Sub-Accounts investing in J.P. Morgan Series Trust II:
    Small Company, 161 shares (cost $2,534)                                           2,309

Allocation to Sub-Accounts investing in Lazard Retirement Series Trust:
    Emerging Markets, 75 shares (cost $729)                                             572
    International Equity, 109 shares (cost $1,380)                                    1,308


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 2000
---------------------------------------------------------------------------------------------
($ and shares in thousands)

NET ASSETS
Allocation to Sub-Accounts investing in LSA Variable Series Trust:
    Focused Equity, 228 shares (cost $2,813)                                       $    2,328
    Balanced, 207 shares (cost $2,140)                                                  2,163
    Growth Equity, 275 shares (cost $3,244)                                             2,930
    Disciplined Equity, 212 shares (cost $2,290)                                        2,066
    Value Equity, 202 shares (cost $2,358)                                              2,317
    Emerging Growth Equity, 265 shares (cost $3,975)                                    2,625

Allocation to Sub-Accounts investing in The Institutional Universal Funds, Inc.:
    Mid Cap Growth, 264 shares (cost $3,767)                                            3,258
    Mid Cap Value, 113 shares (cost $1,837)                                             1,702
    High Yield, 106 shares (cost $1,021)                                                  842

Allocation to Sub- Accounts investing in OCC Accumulation Trust:
    Equity, 38 shares (cost $1,276)                                                     1,387
    Small Cap, 31 shares (cost $846)                                                    1,005

Allocation to Sub-Accounts investing in PIMCO Variable Insurance Trust:
    StocksPLUS Growth and Income, 169 shares (cost $2,166)                              1,870
    Foreign Bond, 37 shares (cost $345)                                                   344
    Total Return Bond, 270 shares (cost $2,572)                                         2,636
    Money Market, 4,334 shares (cost $4,334)                                            4,334

Allocation to Sub-Accounts investing in Salomon Brothers Variable Series Funds:
    Capital, 183 shares (cost $2,785)                                                   2,770
                                                                                   ----------

         Net Assets                                                                $1,305,966
                                                                                   ==========


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                                             Alger American Fund Sub-Accounts
                                                     -------------------------------------------------------------------------

                                                                     Income and     Leveraged        MidCap         Small
                                                        Growth         Growth         AllCap         Growth     Capitalization
                                                     ------------   ------------   ------------   ------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $     4,599   $      6,630   $      3,089   $      1,704  $        4,088
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                             (451)          (413)          (402)          (241)           (136)
     Administrative expense                                  (42)           (39)           (37)           (23)            (14)
                                                     -----------   ------------   ------------   ------------  --------------

         Net investment income (loss)                      4,106          6,178          2,650          1,440           3,938
                                                     -----------   ------------   ------------   ------------  --------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                  17,693          7,851         15,519         15,712          12,627
     Cost of investments sold                             16,088          7,242         14,826         15,371          12,356
                                                     -----------   ------------   ------------   ------------  --------------

         Net realized gains (losses)                       1,605            609            693            341             271

Change in unrealized gains (losses)                      (12,443)        (8,319)       (13,774)        (2,978)         (7,964)
                                                     -----------   ------------   ------------   ------------  --------------

         Net realized and unrealized gains
              (losses) on investments                    (10,838)        (7,710)       (13,081)        (2,637)         (7,693)
                                                     -----------   ------------   ------------   ------------  --------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $    (6,732)  $     (1,532)  $    (10,431)  $     (1,197) $       (3,755)
                                                     ===========   ============   ============   ============  ==============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                                               Janus Aspen Series Sub-Accounts
                                                        -------------------------------------------------------------------------

                                                          Flexible                                    Aggressive      Worldwide
                                                           Income        Balanced        Growth         Growth         Growth
                                                        ------------   ------------   ------------   ------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                               $       781   $      9,254   $     10,729   $     13,295   $      15,232
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                                (173)        (1,009)        (1,662)        (1,465)         (2,241)
     Administrative expense                                     (19)          (103)          (173)          (154)           (240)
                                                        -----------   ------------   ------------   ------------   -------------

         Net investment income (loss)                           589          8,142          8,894         11,676          12,751
                                                        -----------   ------------   ------------   ------------   -------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                      5,530         11,717         37,570         50,823         157,519
     Cost of investments sold                                 5,694         10,294         30,814         41,457         141,811
                                                        -----------   ------------   ------------   ------------   -------------

         Net realized gains (losses)                           (164)         1,423          6,756          9,366          15,708

Change in unrealized gains (losses)                             217        (12,801)       (39,231)       (67,013)        (59,858)
                                                        -----------   ------------   ------------   ------------   -------------

         Net realized and unrealized gains
              (losses) on investments                            53        (11,378)       (32,475)       (57,647)        (44,150)
                                                        -----------   ------------   ------------   ------------   -------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                         $       642   $     (3,236)  $    (23,581)  $    (45,971)  $     (31,399)
                                                        ===========   ============   ============   ============   =============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                                      IAI Retirement Funds, Inc. Sub-Accounts
                                                        -------------------------------------------------------------------


                                                              Regional                Reserve                 Balanced
                                                        -------------------     -------------------     -------------------

NET INVESTMENT INCOME (LOSS)
Dividends                                               $            1,358      $               23     $               284
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                                       (111)                     (5)                    (32)
     Administrative expense                                            (14)                     (1)                     (4)
                                                        ------------------     -------------------     -------------------

         Net investment income (loss)                                1,233                      17                     248
                                                        ------------------     -------------------     -------------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                             5,245                     160                     884
     Cost of investments sold                                        4,540                     163                     835
                                                       -------------------     -------------------     -------------------

         Net realized gains (losses)                                   705                      (3)                     49

Change in unrealized gains (losses)                                 (1,348)                      3                    (353)
                                                        ------------------     -------------------     -------------------

         Net realized and unrealized gains
              (losses) on investments                                 (643)                     --                    (304)
                                                        ------------------     -------------------     -------------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                         $              590     $                17     $               (56)
                                                        ==================     ===================     ===================

                                                                   Fidelity Variable Insurance
                                                                  Products Fund II Sub-Accounts
                                                           -------------------------------------------

                                                                  Asset
                                                                 Manager                Contrafund
                                                           -------------------     -------------------

NET INVESTMENT INCOME (LOSS)
Dividends                                                  $            2,429      $            8,463
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                                          (285)                   (822)
     Administrative expense                                               (32)                    (87)
                                                           ------------------      ------------------

         Net investment income (loss)                                   2,112                   7,554
                                                           ------------------      ------------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                                4,778                  14,873
     Cost of investments sold                                           4,667                  13,625
                                                           ------------------      ------------------

         Net realized gains (losses)                                      111                   1,248

Change in unrealized gains (losses)                                    (3,464)                (14,200)
                                                           ------------------      ------------------

         Net realized and unrealized gains
              (losses) on investments                                  (3,353)                (12,952)
                                                           ------------------      ------------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                            $           (1,241)     $           (5,398)
                                                           ==================      ==================


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
------------------------------------------------------------------------------------------------------------------------------
                                                      Fidelity
($ in thousands)                                      Variable
                                                      Insurance
                                                       Fund II
                                                     Sub-Accounts      Fidelity Variable Insurance Products Fund Sub-Accounts
                                                     -------------   ---------------------------------------------------------


                                                                        Money          Equity-
                                                       Index 500        Market         Income         Growth        Overseas
                                                     -------------   ------------   ------------   ------------   ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $        951    $     3,975    $     7,251    $    11,079    $     3,062
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                              (929)          (804)        (1,080)        (1,360)          (296)
     Administrative expense                                   (85)           (80)          (120)          (150)           (34)
                                                     ------------    -----------    -----------    -----------    -----------

         Net investment income (loss)                         (63)         3,091          6,051          9,569          2,732
                                                     ------------    -----------    -----------    -----------    -----------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                   17,343        468,625         31,106         28,873         76,633
     Cost of investments sold                              16,087        468,625         30,696         24,597         75,238
                                                     ------------    -----------    -----------    -----------    -----------

         Net realized gains (losses)                        1,256             --            410          4,276          1,395

Change in unrealized gains (losses)                        (9,473)            --           (772)       (28,635)        (8,829)
                                                     ------------    -----------    -----------    -----------    -----------

         Net realized and unrealized gains
              (losses) on investments                      (8,217)            --           (362)       (24,359)        (7,434)
                                                     ------------    -----------    -----------    -----------    -----------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $     (8,280)   $     3,091    $     5,689    $   (14,790)   $    (4,702)
                                                     ============    ===========    ===========    ===========    ===========


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                            Federated Insurance Management               Scudder Variable Life
                                                                 Series Sub-Accounts                 Investment Fund Sub-Accounts
                                                     --------------------------------------------    ----------------------------
                                                                                          U.S.
                                                                                       Government
                                                      High Income        Utility       Securities
                                                      Bond Fund II       Fund II         Fund II          Bond           Balanced
                                                     --------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $       1,624    $        824    $        583    $        408    $      3,683
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                               (219)           (204)           (161)            (98)           (311)
     Administrative expense                                    (24)            (21)            (16)            (10)            (34)
                                                     -------------    ------------    ------------    ------------    ------------

         Net investment income (loss)                        1,381             599             406             300           3,338
                                                     -------------    ------------    ------------    ------------    ------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                    23,531           4,692          12,110           2,798           4,934
     Cost of investments sold                               24,753           4,648          12,199           2,860           4,655
                                                     -------------    ------------    ------------    ------------    ------------

         Net realized gains (losses)                        (1,222)             44             (89)            (62)            279

Change in unrealized gains (losses)                         (1,958)         (2,391)            859             457          (4,481)
                                                     -------------    ------------    ------------    ------------    ------------

         Net realized and unrealized gains
              (losses) on investments                       (3,180)         (2,347)            770             395          (4,202)
                                                     -------------    ------------    ------------    ------------    ------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $      (1,799)   $     (1,748)   $      1,176    $        695    $       (864)
                                                     =============    ============    ============    ============    ============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                                Scudder Variable Life                   Strong Variable Insurance
                                                             Investment Fund Sub-Accounts                Funds, Inc. Sub-Accounts
                                                     ----------------------------------------------   -----------------------------

                                                                                                                         Mid Cap
                                                       Growth and        Global                         Discovery        Growth
                                                         Income         Discovery     International      Fund II         Fund II
                                                     --------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $          81    $        202    $        322    $         --    $      1,119
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                                (35)            (44)            (41)            (18)           (151)
     Administrative expense                                     (3)             (3)             (3)             (2)            (12)
                                                     -------------    ------------    ------------    ------------    ------------

         Net investment income (loss)                           43             155             278             (20)            956
                                                     -------------    ------------    ------------    ------------    ------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                     2,066           3,417          56,967           1,510           4,253
     Cost of investments sold                                2,080           3,575          56,826           1,507           4,165
                                                     -------------    ------------    ------------    ------------    ------------

         Net realized gains (losses)                           (14)           (158)            141               3              88

Change in unrealized gains (losses)                           (144)           (418)           (670)           (146)         (4,681)
                                                     -------------    ------------    ------------    ------------    ------------

         Net realized and unrealized gains
              (losses) on investments                         (158)           (576)           (529)           (143)         (4,593)
                                                     -------------   -------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $        (115)  $        (421)   $       (251)   $       (163)   $     (3,637)
                                                     =============   =============    ============    ============    ============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-------------------------------------------------------------------------------------------------------

($ in thousands)                                        Strong         T. Rowe Price
                                                      Opportunity      International
                                                     Fund II, Inc.      Series, Inc.
                                                      Sub-Account       Sub-Account
                                                    ---------------   ---------------

                                                      Opportunity      International
                                                        Fund II            Stock
                                                    ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                           $          666    $          158
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                                (40)              (39)
     Administrative expense                                     (3)               (3)
                                                    --------------    --------------

         Net investment income (loss)                          623               116
                                                    --------------    --------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                       840            62,668
     Cost of investments sold                                  794            62,563
                                                    --------------    --------------

         Net realized gains (losses)                            46               105

Change in unrealized gains (losses)                           (575)             (427)
                                                    --------------    --------------

         Net realized and unrealized gains
              (losses) on investments                         (529)             (322)
                                                    --------------    --------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                     $           94    $         (206)
                                                    ==============    ==============

                                                       T. Rowe Price Equity Series, Inc. Sub-Accounts
                                                    ---------------------------------------------------

                                                         New
                                                        America           Mid-Cap            Equity
                                                        Growth             Growth            Income
                                                    -------------      -------------      -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                           $        185       $        149       $        417
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                              (19)               (62)               (61)
     Administrative expense                                   (2)                (5)                (5)
                                                    ------------       ------------       ------------

         Net investment income (loss)                        164                 82                351
                                                    ------------       ------------       ------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                     421              1,852              5,817
     Cost of investments sold                                436              1,688              5,944
                                                    ------------       ------------       ------------

         Net realized gains (losses)                         (15)               164               (127)

Change in unrealized gains (losses)                         (366)              (120)               471
                                                    ------------       ------------       ------------

         Net realized and unrealized gains
              (losses) on investments                       (381)                44                344
                                                    ------------       ------------       ------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                     $       (217)      $        126       $        695
                                                    ============       ============       ============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                                      MFS Variable Insurance Trust Sub-Accounts
                                                     -----------------------------------------------------------------------------

                                                        Growth                         Emerging         Total             New
                                                      with Income      Research         Growth          Return          Discovery
                                                        Series          Series          Series          Series           Series
                                                     -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $         61    $        216    $        426    $        132    $         75
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                               (68)            (52)           (113)            (44)            (73)
     Administrative expense                                    (5)             (4)             (8)             (4)             (5)
                                                     ------------    ------------    ------------    ------------    ------------

         Net investment income (loss)                         (12)            160             305              84              (3)
                                                     ------------    ------------    ------------    ------------    ------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                      660           1,234           1,728           2,475           1,880
     Cost of investments sold                                 643           1,191           1,576           2,379           1,746
                                                     ------------    ------------    ------------    ------------    ------------

         Net realized gains (losses)                           17              43             152              96             134

Change in unrealized gains (losses)                           (74)           (751)         (2,923)            405            (733)
                                                     ------------    ------------    ------------    ------------    ------------

         Net realized and unrealized gains
              (losses) on investments                         (57)           (708)         (2,771)            501            (599)
                                                     ------------    ------------    ------------    ------------    ------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $        (69)   $       (548)   $     (2,466)   $        585    $       (602)
                                                     ============    ============    ============    ============    ============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                                                                        Goldman Sachs Variable
                                                        STI Classic Variable Trust Sub-Accounts      Insurance Trust Sub-Accounts
                                                     --------------------------------------------    -----------------------------

                                                                                                         CORE
                                                        Capital      International   Value Income      Small Cap     International
                                                     Appreciation        Equity          Stock          Equity           Equity
                                                     -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $         16    $          5    $         14    $         48    $        142
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                                (4)             --              (3)            (13)            (20)
     Administrative expense                                    --              --              --              (1)             (1)
                                                     ------------    ------------    ------------    ------------    ------------

         Net investment income (loss)                          12               5              11              34             121
                                                     ------------    ------------    ------------    ------------    ------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                      137              13           1,665             168              55
     Cost of investments sold                                 145              15           1,681             160              58
                                                     ------------    ------------    ------------    ------------    ------------

         Net realized gains (losses)                           (8)             (2)            (16)              8              (3)

Change in unrealized gains (losses)                            (8)             (3)             25             (65)           (379)
                                                     ------------    ------------    ------------    ------------    ------------

         Net realized and unrealized gains
              (losses) on investments                         (16)             (5)              9             (57)           (382)
                                                     ------------    ------------    ------------    ------------    ------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $         (4)   $         --    $         20    $        (23)   $       (261)
                                                     ============    ============    ============    ============    ============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------
($ in thousands)
                                                      J.P. Morgan
                                                    Series Trust II     Lazard Retirement Series          LSA Variable Series
                                                      Sub-Account         Trust Sub-Accounts               Trust Sub-Accounts
                                                     ------------    -----------------------------   -----------------------------

                                                         Small         Emerging      International     Focused
                                                        Company         Markets          Equity         Equity         Balanced
                                                     -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $         32    $         23    $         17   $         97     $        143
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                               (20)             (6)            (12)           (20)             (15)
     Administrative expense                                    (1)           --                (1)            (1)              (1)
                                                     ------------    ------------    ------------    ------------    ------------
         Net investment income (loss)                          11              17               4             76              127
                                                     ------------    ------------    ------------    ------------    ------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                      239             886             195            224              286
     Cost of investments sold                                 229             933             201            218              275
                                                     ------------    ------------    ------------    ------------    ------------

         Net realized gains (losses)                           10             (47)             (6)             6               11

Change in unrealized gains (losses)                          (249)           (161)            (80)          (496)              22
                                                     ------------    ------------    ------------    ------------    ------------

         Net realized and unrealized gains
              (losses) on investments                        (239)           (208)            (86)          (490)              33
                                                     ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $       (228)   $       (191)   $        (82)  $       (414)    $        160
                                                     ============    ============    ============   ============    =============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                          The
($ in thousands)                                                                                                     Institutional
                                                                                                                       Universal
                                                                                                                      Funds Inc.
                                                                LSA Variable Series Trust Sub-Accounts               Sub-Accounts
                                                     -------------------------------------------------------------   -------------

                                                        Growth        Disciplined       Value          Emerging         Mid Cap
                                                        Equity           Equity         Equity       Growth Equity      Growth
                                                     -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $        100    $         27    $        175    $        506    $         67
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                               (22)            (15)            (16)            (25)            (25)
     Administrative expense                                    (2)             (1)             (1)             (2)             (2)
                                                     ------------    ------------    ------------    ------------    ------------
         Net investment income (loss)                          76              11             158             479              40
                                                     ------------    ------------    ------------    ------------    ------------



NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                      237             299             181              80             585
     Cost of investments sold                                 233             305             176              79             620
                                                     ------------    ------------    ------------    ------------    ------------

         Net realized gains (losses)                            4              (6)              5               1             (35)

Change in unrealized gains (losses)                          (326)           (226)            (46)         (1,361)           (513)
                                                     ------------    ------------    ------------    ------------    ------------

         Net realized and unrealized gains
              (losses) on investments                        (322)           (232)            (41)         (1,360)           (548)
                                                     ------------    ------------    ------------    ------------    ------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $       (246)   $       (221)   $        117    $       (881)   $       (508)
                                                     ============    ============    ============    ============    ============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT



STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)
                                                                                                                    PIMCO Variable
                                                      The Institutional Universal          OCC Accumulation         Insurance Trust
                                                        Funds Inc. Sub-Accounts           Trust Sub-Accounts         Sub-Accounts
                                                     ----------------------------    -----------------------------  ---------------

                                                                                                                       StocksPLUS
                                                        Mid Cap          High                                          Growth and
                                                         Value           Yield           Equity        Small Cap         Income
                                                     -------------   -------------   -------------   -------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $        205    $        109    $         34    $         --    $         162
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                               (10)             (7)             (8)             (7)             (16)
     Administrative expense                                    (1)             (1)             (1)             (1)              (1)
                                                     ------------    ------------    ------------    ------------    -------------

         Net investment income (loss)                         194             101              25              (8)             145
                                                     ------------    ------------    ------------    ------------    -------------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                      129             101             557           1,304              658
     Cost of investments sold                                 125             103             566           1,225              676
                                                     ------------    ------------    ------------    ------------    -------------

         Net realized gains (losses)                            4              (2)             (9)             79              (18)

Change in unrealized gains (losses)                          (138)           (179)            111             159             (296)
                                                     ------------    ------------    ------------    ------------    -------------

         Net realized and unrealized gains
              (losses) on investments                        (134)           (181)            102             238             (314)
                                                     ------------    ------------    ------------    ------------    -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $         60    $        (80)   $        127    $        230    $        (169)
                                                     ============    ============    ============    ============    =============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                                                                       Salomon Brothers
                                                                                                          Variable
                                                       PIMCO Variable Insurance Trust Sub-Accounts       Sub-Account
                                                     -----------------------------------------------    -------------

                                                        Foreign        Total Return        Money
                                                          Bond             Bond            Market          Capital
                                                     --------------   --------------   --------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $          20    $          84    $         181    $        157
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                                 (3)             (17)             (40)            (20)
     Administrative expense                                     --               (1)              (3)             (1)
                                                     -------------    -------------   --------------    ------------

         Net investment income (loss)                           17               66              138             136
                                                     -------------    -------------   --------------    ------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                         8              211            4,299             207
     Cost of investments sold                                    8              210            4,299             195
                                                     -------------    -------------    -------------    ------------

         Net realized gains (losses)                            --                1               --              12

Change in unrealized gains (losses)                             (1)              63               --              (7)
                                                     -------------    -------------    -------------    ------------

         Net realized and unrealized gains
              (losses) on investments                           (1)              64               --               5
                                                     -------------    -------------    -------------    ------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $          16    $         130    $         138    $        141
                                                     =============    =============    =============    ============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                              Alger American Fund Sub-Accounts
                                           ----------------------------------------------------------------------

                                                   Growth            Income and Growth        Leveraged AllCap
                                           ----------------------  ----------------------  ----------------------
                                              2000        1999        2000        1999        2000        1999
                                           ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)               $   4,106   $     978   $   6,178   $     412   $   2,650   $     254
Net realized gains (losses)                    1,605         917         609         (25)        693         690
Change in unrealized gains (losses)          (12,443)      3,613      (8,319)      5,172     (13,774)      5,433
                                           ---------   ---------   ---------   ---------   ---------   ---------

Increase (decrease) in net assets
     from operations                          (6,732)      5,508      (1,532)      5,559     (10,431)      6,377
                                           ---------   ---------   ---------   ---------   ---------   ---------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                      14,308      14,785      13,097       9,663      15,835       8,960
Benefit payments                                (175)        (40)       (360)        (62)       (124)        (18)
Payments on termination                       (3,464)     (1,027)     (2,487)     (1,032)     (2,107)       (382)
Loans - net                                       (5)         (3)       --            (2)          6        --
Contract administration charges                  (16)         (3)        (10)         (2)        (15)         (1)
Transfers among the sub-accounts
     and with the Fixed Account - net            709       4,347       7,045       3,666       5,115       4,496
                                           ---------   ---------   ---------   ---------   ---------   ---------

Increase (decrease) in net assets
     from capital transactions                11,357      18,059      17,285      12,231      18,710      13,055
                                           ---------   ---------   ---------   ---------   ---------   ---------

INCREASE (DECREASE) IN NET ASSETS              4,625      23,567      15,753      17,790       8,279      19,432

NET ASSETS AT BEGINNING OF PERIOD             29,948       6,381      22,730       4,940      21,354       1,922
                                           ---------   ---------   ---------   ---------   ---------   ---------

NET ASSETS AT END OF PERIOD                $  34,573   $  29,948   $  38,483   $  22,730   $  29,633   $  21,354
                                           =========   =========   =========   =========   =========   =========


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                                                         Janus Aspen Series
                                               Alger American Fund Sub-Accounts             Sub-Accounts
                                        ---------------------------------------------  ----------------------

                                           MidCap Growth        Small Capitalization      Flexible Income
                                       ----------------------  ----------------------  ----------------------

                                          2000        1999       2000         1999        2000        1999
                                       ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)           $   1,440   $     463   $   3,938   $     353   $     589   $     806
Net realized gains (losses)                  341         317         271         122        (164)        (33)
Change in unrealized gains (losses)       (2,978)        973      (7,964)      1,460         217        (730)
                                       ---------   ---------   ---------   ---------   ---------   ---------

Increase (decrease) in net assets
     from operations                      (1,197)      1,753      (3,755)      1,935         642          43
                                       ---------   ---------   ---------   ---------   ---------   ---------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                   8,926       3,330       3,918       2,426       2,006       4,731
Benefit payments                             (66)        (12)        (59)        (11)       (100)       (106)
Payments on termination                   (1,284)       (219)       (759)       (168)       (961)     (1,049)
Loans - net                                   (1)         (1)        (10)        (14)         (3)         (3)
Contract administration charges               (5)         (1)         (4)         (1)         (8)         (2)
Transfers among the sub-accounts
     and with the Fixed Account - net     16,981         332       2,880         977      (2,424)       (558)
                                       ---------   ---------   ---------   ---------   ---------   ---------

Increase (decrease) in net assets
     from capital transactions            24,551       3,429       5,966       3,209      (1,490)      3,013
                                       ---------   ---------   ---------   ---------   ---------   ---------

INCREASE (DECREASE) IN NET ASSETS         23,354       5,182       2,211       5,144        (848)      3,056

NET ASSETS AT BEGINNING OF PERIOD          7,735       2,553       7,717       2,573      14,619      11,563
                                       ---------   ---------   ---------   ---------   ---------   ---------

NET ASSETS AT END OF PERIOD            $  31,089   $   7,735   $   9,928   $   7,717   $  13,771   $  14,619
                                       =========   =========   =========   =========   =========   =========


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                             Janus Aspen Series Sub-Accounts
                                        ---------------------------------------------------------------------------


                                               Balanced                   Growth               Aggressive Growth
                                        -----------------------   -----------------------   -----------------------

                                           2000         1999         2000         1999         2000         1999
                                        ----------   ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $   8,142    $     539    $   8,894    $    (504)   $  11,676    $   1,070
Net realized gains (losses)                 1,423        2,683        6,756        8,006        9,366        8,096
Change in unrealized gains (losses)       (12,801)       8,490      (39,231)      21,736      (67,013)      38,961
                                         ---------   ---------    ---------    ---------    ---------    ---------
Increase (decrease) in net assets
     from operations                       (3,236)      11,712      (23,581)      29,238      (45,971)      48,127
                                        ---------    ---------    ---------    ---------    ---------    ---------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                   22,515       20,759       36,871       25,102       38,591       12,398
Benefit payments                             (494)        (354)      (1,004)        (419)        (472)        (102)
Payments on termination                    (6,765)      (3,703)     (11,670)      (5,242)     (11,446)      (2,505)
Loans - net                                    (7)          (8)         (30)         (14)         (73)         (10)
Contract administration charges               (55)         (14)         (98)         (25)         (92)         (20)
Transfers among the sub-accounts
     and with the Fixed Account - net       6,979        4,922       10,381        8,348       11,441        7,598
                                        ---------    ---------    ---------    ---------    ---------    ---------

Increase (decrease) in net assets
     from capital transactions             22,173       21,602       34,450       27,750       37,949       17,359
                                        ---------    ---------    ---------    ---------    ---------    ---------

INCREASE (DECREASE) IN NET ASSETS          18,937       33,314       10,869       56,988       (8,022)      65,486

NET ASSETS AT BEGINNING OF PERIOD          68,437       35,123      113,658       56,670       98,626       33,140
                                        ---------    ---------    ---------    ---------    ---------    ---------

NET ASSETS AT END OF PERIOD             $  87,374    $  68,437    $ 124,527    $ 113,658    $  90,604    $  98,626
                                        =========    =========    =========    =========    =========    =========


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                          Janus Aspen Series
                                             Sub-Accounts              IAI Retirement Funds, Inc. Sub-Accounts
                                        -----------------------   ------------------------------------------------

                                           Worldwide Growth              Regional                   Reserve
                                        -----------------------   ----------------------    ----------------------

                                           2000         1999         2000         1999         2000         1999
                                        ----------   ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $  12,751    $  (1,258)   $   1,233    $      39    $      17    $      12
Net realized gains (losses)                15,708       10,254          705          342           (3)          (1)
Change in unrealized gains (losses)       (59,858)      48,843       (1,348)       1,194            3           (8)
                                        ---------    ---------    ---------    ---------    ---------    ---------
Increase (decrease) in net assets
     from operations                      (31,399)      57,839          590        1,575           17            3
                                        ---------    ---------    ---------    ---------    ---------    ---------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                   43,746       23,533          152          302           23           82
Benefit payments                             (904)        (481)         (41)         (27)          --           --
Payments on termination                   (16,978)      (6,760)      (1,091)      (1,122)         (63)        (104)
Loans - net                                   (76)         (52)           2            2           --           --
Contract administration charges              (139)         (37)         (22)          (5)          (2)          --
Transfers among the sub-accounts
     and with the Fixed Account - net      12,084        1,148       (3,849)      (3,075)         (72)         (25)
                                        ---------    ---------    ---------    ---------    ---------     ---------

Increase (decrease) in net assets
     from capital transactions             37,733       17,351       (4,849)      (3,925)        (114)         (47)
                                        ---------    ---------    ---------    ---------    ---------    ---------

INCREASE (DECREASE) IN NET ASSETS           6,334       75,190       (4,259)      (2,350)         (97)         (44)

NET ASSETS AT BEGINNING OF PERIOD         154,433       79,243       10,620       12,970          449          493
                                        ---------    ---------    ---------    ---------    ---------    ---------

NET ASSETS AT END OF PERIOD             $ 160,767    $ 154,433    $   6,361    $  10,620    $     352    $     449
                                        =========    =========    =========    =========    =========    =========


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)
                                        IAI Retirement Funds, Inc.
                                              Sub-Accounts              Fidelity Variable Insurance Products Fund II Sub-Accounts
                                      -----------------------------   -------------------------------------------------------------

                                                Balanced                       Asset Manager                    Contrafund
                                      -----------------------------   -----------------------------   -----------------------------

                                          2000            1999             2000           1999             2000            1999
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)          $        248    $        133    $      2,112    $      1,271    $      7,554    $        916
Net realized gains (losses)                     49              79             111             358           1,248           3,472
Change in unrealized gains (losses)           (353)           (149)         (3,464)            398         (14,200)          5,798
                                      ------------    ------------    ------------    ------------    ------------    ------------

Increase (decrease) in net assets
     from operations                           (56)             63          (1,241)          2,027          (5,398)         10,186
                                      ------------    ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                        87             416           2,859           2,824          14,042          15,075
Benefit payments                               (12)            (43)           (126)           (252)           (567)           (152)
Payments on termination                       (267)           (164)         (2,461)         (1,358)         (7,498)         (2,228)
Loans - net                                     --              --              --              (4)             (2)             (7)
Contract administration charge                  (4)             (1)            (32)             (8)            (55)            (18)
Transfers among the sub-accounts
     and with the Fixed Account - net         (515)           (172)             24          (1,278)          1,335           1,622
                                      ------------    ------------    ------------    ------------    ------------    ------------

Increase (decrease) in net assets
     from capital transactions                (711)             36             264             (76)          7,255          14,292
                                      ------------    ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS             (767)             99            (977)          1,951           1,857          24,478

NET ASSETS AT BEGINNING OF PERIOD            2,927           2,828          23,233          21,282          63,666          39,188
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET ASSETS AT END OF PERIOD           $      2,160    $      2,927    $     22,256    $     23,233    $     65,523    $     63,666
                                      ============    ============    ============    ============    ============    ============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                       Fidelity Variable Insurance
                                      Products Fund II Sub-Accounts      Fidelity Variable Insurance Products Fund Sub-Accounts
                                      -----------------------------   ------------------------------------------------------------

                                                Index 500                      Money Market                   Equity-Income
                                      ----------------------------    ----------------------------    ----------------------------

                                           2000            1999            2000            1999            2000            1999
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)          $        (63)   $       (212)   $      3,091    $      1,706    $      6,051    $      2,808
Net realized gains (losses)                  1,256             764              --              --             410           3,489
Change in unrealized gains (losses)         (9,473)          6,222              --              --            (772)         (2,491)
                                      ------------    ------------    ------------    ------------    ------------    ------------

Increase (decrease) in net assets
     from operations                        (8,280)          6,774           3,091           1,706           5,689           3,806
                                      ------------    ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                    24,433          31,559          74,155          59,959          10,909          16,805
Benefit payments                              (421)           (133)           (664)           (423)           (624)           (741)
Payments on termination                     (6,357)         (2,681)         (9,252)         (5,955)        (11,954)         (9,566)
Loans - net                                     (9)             (7)             47             (55)            (46)            (28)
Contract administration charges                (35)             (7)            (31)             (9)           (117)            (36)
Transfers among the sub-accounts
     and with the Fixed Account - net        6,742           8,197         (52,465)        (19,081)         (2,455)         (4,142)
                                      ------------    ------------    ------------    ------------    ------------    ------------

Increase (decrease) in net assets
     from capital transactions              24,353          36,928          11,790          34,436          (4,287)          2,292
                                      ------------    ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS           16,073          43,702          14,881          36,142           1,402           6,098

NET ASSETS AT BEGINNING OF PERIOD           59,249          15,547          66,146          30,004          91,036          84,938
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET ASSETS AT END OF PERIOD           $     75,322    $     59,249    $     81,027    $     66,146    $     92,438    $     91,036
                                      ============    ============    ============    ============    ============    ============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------

($ in thousands)                                                                                    Federated Insurance
                                                                                                     Management Series
                                        Fidelity Variable Insurance Products Fund Sub-Accounts         Sub-Accounts
                                        ------------------------------------------------------    ------------------------

                                                  Growth                     Overseas             High Income Bond Fund II
                                        --------------------------    ------------------------    ------------------------

                                             2000          1999          2000         1999           2000         1999
                                        ------------    ----------    ----------    ----------    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $     9,569     $   5,979     $   2,732     $     550     $   1,381     $   1,413
Net realized gains (losses)                   4,276         4,819         1,395         1,258        (1,222)         (266)
Change in unrealized gains (losses)         (28,635)       13,445        (8,829)        6,304        (1,958)         (928)
                                        -----------     ---------     ---------     ---------     ---------     ---------

Increase (decrease) in net assets
   from operations                          (14,790)       24,243        (4,702)        8,112        (1,799)          219
                                        -----------     ---------     ---------     ---------     ---------     ---------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                     20,438        17,004         2,998         1,507         2,456         3,791
Benefit payments                               (810)         (233)         (316)         (215)         (261)         (162)
Payments on termination                      (9,345)       (4,710)       (6,994)       (1,226)       (2,823)       (1,582)
Loans - net                                      (1)           (6)            5             4            --            (1)
Contract administration charges                (121)          (31)          (30)           (7)          (15)           (5)
Transfers among the sub-accounts
   and with the Fixed Account - net           7,216            37        (2,358)       (1,648)         (996)       (1,803)
                                        -----------     ---------     ---------     ---------     ---------     ---------

Increase (decrease) in net assets
   from capital transactions                 17,377        12,061        (6,695)       (1,585)       (1,639)          238
                                        -----------     ---------     ---------     ---------     ---------     ---------

INCREASE (DECREASE) IN NET ASSETS             2,587        36,304       (11,397)        6,527        (3,438)          457

NET ASSETS AT BEGINNING OF PERIOD            97,878        61,574        28,711        22,184        19,172        18,715
                                        -----------     ---------     ---------     ---------     ---------     ---------

NET ASSETS AT END OF PERIOD             $   100,465     $  97,878     $  17,314     $  28,711     $  15,734     $  19,172
                                        ===========     =========     =========     =========     =========     =========















See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)
                                                                                                          Scudder Variable Life
                                            Federated Insurance Management Series Sub-Accounts        Investment Fund Sub-Accounts
                                        -----------------------------------------------------------   ----------------------------

                                                                             U.S. Government
                                              Utility Fund II               Securities Fund II                    Bond
                                        ----------------------------   ----------------------------   ----------------------------

                                             2000           1999            2000          1999            2000            1999
                                        -------------  -------------   -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $        599   $        840    $        406   $        271    $        300   $        234
Net realized gains (losses)                       44            271             (89)           (36)            (62)           (74)
Change in unrealized gains (losses)           (2,391)        (1,021)            859           (410)            457           (320)
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from operations                            (1,748)            90           1,176           (175)            695           (160)
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       3,238          4,796           2,699          4,141           1,517          1,909
Benefit payments                                (209)           (83)            (67)           (42)           (100)           (27)
Payments on termination                       (1,786)        (1,513)         (1,001)          (620)           (615)          (666)
Loans - net                                        2             (1)             --             --              (2)            (1)
Contract administration charges                  (16)            (5)             (7)            (2)             (7)            (2)
Transfers among the sub-accounts
   and with the Fixed Account - net              420           (121)          2,292            775            (694)           787
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from capital transactions                   1,649          3,073           3,916          4,252              99          2,000
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                (99)         3,163           5,092          4,077             794          1,840

NET ASSETS AT BEGINNING OF PERIOD             16,444         13,281          12,147          8,070           7,884          6,044
                                        ------------   ------------    ------------   ------------    ------------   ------------

NET ASSETS AT END OF PERIOD             $     16,345   $     16,444    $     17,239   $     12,147    $      8,678   $      7,884
                                        ============   ============    ============   ============    ============   ============















      See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                              Scudder Variable Life Investment Fund Sub-Accounts
                                        ------------------------------------------------------------------------------------------

                                                 Balanced                    Growth and Income              Global Discovery
                                        ----------------------------   ----------------------------   ----------------------------


                                              2000           1999            2000          1999            2000            1999
                                        -------------  -------------   -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $      3,338   $      1,315    $         43   $         44    $        155   $         (2)
Net realized gains (losses)                      279            522             (14)             9            (158)            10
Change in unrealized gains (losses)           (4,481)         1,006            (144)            --            (418)           176
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from operations                              (864)         2,843            (115)            53            (421)           184
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       4,244          5,716           1,337          1,913           2,773            256
Benefit payments                                (136)          (151)            (52)           (12)            (13)            --
Payments on termination                       (2,516)        (1,587)           (108)           (67)            (83)            (5)
Loans - net                                        2             (1)             --             --              --             --
Contract administration charges                  (25)            (7)             (1)            --              --             --
Transfers among the sub-accounts
   and with the Fixed Account - net              647             72              47            166           1,246          1,070
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from capital transactions                   2,216          4,042           1,223          2,000           3,923          1,321
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              1,352          6,885           1,108          2,053           3,502          1,505

NET ASSETS AT BEGINNING OF PERIOD             24,533         17,648           2,247            194           1,528             23
                                        ------------   ------------    ------------   ------------    ------------   ------------

NET ASSETS AT END OF PERIOD             $     25,885   $     24,533    $      3,355   $      2,247    $      5,030   $      1,528
                                        ============   ============    ============   ============    ============   ============
















See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)
                                             Scudder Variable Life
                                        Investment Fund Sub-Accounts        Strong Variable Insurance Funds, Inc. Sub-Accounts
                                        ----------------------------   -----------------------------------------------------------

                                                International                Discovery Fund II            Mid Cap Growth Fund II
                                        ----------------------------   ----------------------------   ----------------------------

                                             2000           1999            2000          1999            2000            1999
                                        -------------  -------------   -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $        278   $         13    $        (20)  $          4    $        956   $        (17)
Net realized gains (losses)                      141            184               3             (1)             88             76
Change in unrealized gains (losses)             (670)           323            (146)            24          (4,681)         1,421
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from operations                              (251)           520            (163)            27          (3,637)         1,480
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       1,542            972             543            123           9,106          1,971
Benefit payments                                  (4)            --             (21)            --             (29)            --
Payments on termination                         (159)            (4)            (69)            (5)           (500)           (57)
Loans - net                                       --             --              --             --              --             --
Contract administration charges                   --             --              --             --              (3)            --
Transfers among the sub-accounts
   and with the Fixed Account - net            1,650            (35)          4,530             44           4,261          1,927
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from capital transactions                   3,029            933           4,983            162          12,835          3,841
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              2,778          1,453           4,820            189           9,198          5,321

NET ASSETS AT BEGINNING OF PERIOD              1,561            108             205             16           5,453            132
                                        ------------   ------------    ------------   ------------    ------------   ------------

NET ASSETS AT END OF PERIOD             $      4,339   $      1,561    $      5,025   $        205    $     14,651   $      5,453
                                        ============   ============    ============   ============    ============   ============















See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)                                                              T. Rowe Price                  T. Rowe Price
                                              Strong Opportunity        International Series, Inc.       Equity Series, Inc.
                                          Fund II, Inc. Sub-Account            Sub-Account                   Sub-Accounts
                                        ----------------------------   ----------------------------   ----------------------------

                                              Opportunity Fund II           International Stock            New America Growth
                                        ----------------------------   ----------------------------   ----------------------------

                                             2000           1999            2000          1999            2000            1999
                                        -------------  -------------   -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $        623   $          1    $        116   $          9    $        164   $         61
Net realized gains (losses)                       46              6             105             31             (15)             4
Change in unrealized gains (losses)             (575)           143            (427)           176            (366)            23
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from operations                                94            150            (206)           216            (217)            88
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       2,549            872           2,133            661             747            987
Benefit payments                                  --             --              (4)            --              (6)            --
Payments on termination                          (83)            (9)           (105)           (13)            (36)           (11)
Loans - net                                       --             --              --             --              --             --
Contract administration charges                   --             --              --             --              (1)            --
Transfers among the sub-accounts
   and with the Fixed Account - net            1,482            221             169             24             (44)            55
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from capital transactions                   3,948          1,084           2,193            672             660          1,031
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              4,042          1,234           1,987            888             443          1,119

NET ASSETS AT BEGINNING OF PERIOD              1,264             30             992            104           1,230            111
                                        ------------   ------------    ------------   ------------    ------------   ------------

NET ASSETS AT END OF PERIOD             $      5,306   $      1,264    $      2,979   $        992    $      1,673   $      1,230
                                        ============   ============    ============   ============    ============   ============
















See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)
                                                                                                          MFS Variable Insurance
                                                T. Rowe Price Equity Series, Inc. Sub-Accounts             Trust Sub-Accounts
                                        -----------------------------------------------------------   ----------------------------

                                                Mid-Cap Growth                 Equity Income           Growth with Income Series
                                        ----------------------------   ----------------------------   ----------------------------

                                             2000           1999            2000          1999            2000            1999
                                        -------------  -------------   -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $         82   $          6    $        351   $        130    $        (12)  $        (19)
Net realized gains (losses)                      164             19            (127)             6              17              6
Change in unrealized gains (losses)             (120)           431             471           (193)            (74)           161
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from operations                               126            456             695            (57)            (69)           148
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       2,274          1,708           1,578          1,764           1,314          3,127
Benefit payments                                 (66)            --             (29)            --              (9)            --
Payments on termination                         (171)           (21)           (445)           (21)           (239)           (43)
Loans - net                                       --             --              --             --              --             --
Contract administration charges                   (1)            --              (1)            --              (2)            --
Transfers among the sub-accounts
   and with the Fixed Account - net            3,733            176           1,817            903           1,267            329
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from capital transactions                   5,769          1,863           2,920          2,646           2,331          3,413
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              5,895          2,319           3,615          2,589           2,262          3,561

NET ASSETS AT BEGINNING OF PERIOD              2,973            654           2,978            389           3,892            331
                                        ------------   ------------    ------------   ------------    ------------   ------------

NET ASSETS AT END OF PERIOD             $      8,868   $      2,973    $      6,593   $      2,978    $      6,154   $      3,892
                                        ============   ============    ============   ============    ============   ============
















See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                                  MFS Variable Insurance Trust Sub-Accounts
                                        ------------------------------------------------------------------------------------------

                                                Research Series           Emerging Growth Series          Total Return Series
                                        ----------------------------   ----------------------------   ----------------------------

                                             2000           1999            2000          1999            2000            1999
                                        -------------  -------------   -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $        160   $         (8)   $        305   $        (22)   $         84   $         21
Net realized gains (losses)                       43             17             152            117              96             (6)
Change in unrealized gains (losses)             (751)           297          (2,923)         1,542             405            (15)
                                        ------------   ------------    ------------   ------------    ------------   ------------
`
Increase (decrease) in net assets
   from operations                              (548)           306          (2,466)         1,637             585           --
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       2,275          1,636           6,314          3,136           1,376          1,813
Benefit payments                                 (35)            --             (48)            --             (22)           (32)
Payments on termination                         (203)           (26)           (249)           (32)           (161)           (51)
Loans - net                                       --             --              --             --              --             --
Contract administration charges                   (1)            --              (2)            --              (1)            --
Transfers among the sub-accounts
   and with the Fixed Account - net            2,043            142           2,114           (320)            688            312
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from capital transactions                   4,079          1,752           8,129          2,784           1,880          2,042
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              3,531          2,058           5,663          4,421           2,465          2,042

NET ASSETS AT BEGINNING OF PERIOD              2,199            141           4,527            106           2,311            269
                                        ------------   ------------    ------------   ------------    ------------   ------------

NET ASSETS AT END OF PERIOD             $      5,730   $      2,199    $     10,190   $      4,527    $      4,776   $      2,311
                                        ============   ============    ============   ============    ============   ============
















      See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)
                                           MFS Variable Insurance
                                              Trust Sub-Accounts                  STI Classic Variable Trust Sub-Accounts
                                        ----------------------------   -----------------------------------------------------------

                                             New Discovery Series          Capital Appreciation           International Equity
                                        ----------------------------   ----------------------------   ----------------------------

                                             2000           1999            2000          1999(a)          2000            1999(a)
                                        -------------  -------------   -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $         (3)  $         28    $         12   $         16    $          5   $         --
Net realized gains (losses)                      134             75              (8)            (6)             (2)            --
Change in unrealized gains (losses)             (733)           504              (8)            (4)             (3)            --
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from operations                              (602)           607              (4)             6              --             --
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       4,579            648             160            386              22             --
Benefit payments                                 (48)            --              --             --              --             --
Payments on termination                         (320)           (12)             (6)            (4)             --             --
Loans - net                                       --             --              --             --              --             --
Contract administration charges                   (1)            --              --             --              --             --
Transfers among the sub-accounts
   and with the Fixed Account - net            4,215            795            (109)           (61)             --             --
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from capital transactions                   8,425          1,431              45            321              22             --
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              7,823          2,038              41            327              22             --

NET ASSETS AT BEGINNING OF PERIOD              2,117             79             327             --              --             --
                                        ------------   ------------    ------------   ------------    ------------   ------------

NET ASSETS AT END OF PERIOD             $      9,940   $      2,117    $        368   $        327    $         22   $         --
                                        ============   ============    ============   ============    ============   ============








(a) For the Period Beginning May 3, 1999 and Ending December 31, 1999







See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)
                                           STI Classic Variable
                                            Trust Sub-Accounts          Goldman Sachs Variable Insurance Trust Sub-Accounts
                                        ----------------------------   -----------------------------------------------------------

                                              Value Income Stock         CORE Small Cap Equity           International Equity
                                        ----------------------------   ----------------------------   ----------------------------

                                            2000          1999(a)          2000          1999(b)          2000           1999(b)
                                        -------------  -------------   -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $         11   $          5    $         34   $         --    $        121   $          5
Net realized gains (losses)                      (16)            (4)              8             --              (3)            --
Change in unrealized gains (losses)               25             (8)            (65)            23            (379)             4
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from operations                                20             (7)            (23)            23            (261)             9
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         203            117             544            379           2,055            294
Benefit payments                                  (8)            --              --             --              --             --
Payments on termination                          (17)            --             (38)            --             (33)            --
Loans - net                                       --             --              --             --              --             --
Contract administration charges                   --             --              --             --              --             --
Transfers among the sub-accounts
   and with the Fixed Account - net               98            (20)            533             38             409             38
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from capital transactions                     276             97           1,039            417           2,431            332
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                296             90           1,016            440           2,170            341

NET ASSETS AT BEGINNING OF PERIOD                 90             --             440             --             341             --
                                        ------------   ------------    ------------   ------------    ------------   ------------

NET ASSETS AT END OF PERIOD             $        386   $         90    $      1,456   $        440    $      2,511   $        341
                                        ============   ============    ============   ============    ============   ============








(a) For the Period Beginning May 3, 1999 and Ending December 31, 1999

(b) For the Period Beginning October 18, 1999 and Ending December 31, 1999






See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)
                                                J.P. Morgan
                                         Series Trust II Sub-Account           Lazard Retirement Series Trust Sub-Accounts
                                        ----------------------------   -----------------------------------------------------------

                                                Small Company                Emerging Markets              International Equity
                                        ----------------------------   ----------------------------   ----------------------------

                                            2000          1999(b)          2000          1999(b)          2000           1999(b)
                                        -------------  -------------   -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $         11   $         --    $         17   $         --    $          4   $         --
Net realized gains (losses)                       10             --             (47)            --              (6)            --
Change in unrealized gains (losses)             (249)            24            (161)             4             (80)             8
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from operations                              (228)            24            (191)             4             (82)             8
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       1,417            572             451            148             872            344
Benefit payments                                  --             --              --             --             (13)            --
Payments on termination                          (24)            --              (6)            --             (33)            --
Loans - net                                       --             --              --             --              --             --
Contract administration charges                   --             --              --             --              --             --
Transfers among the sub-accounts
   and with the Fixed Account - net              548             --             124             42             212             --
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from capital transactions                   1,941            572             569            190           1,038            344
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              1,713            596             378            194             956            352

NET ASSETS AT BEGINNING OF PERIOD                596             --             194             --             352             --
                                        ------------   ------------    ------------   ------------    ------------   ------------

NET ASSETS AT END OF PERIOD             $      2,309   $        596    $        572   $        194    $      1,308   $        352
                                        ============   ============    ============   ============    ============   ============








(b) For the Period Beginning October 18, 1999 and Ending December 31, 1999







See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                                   LSA Variable Series Trust Sub-Accounts
                                        ------------------------------------------------------------------------------------------

                                                Focused Equity                  Balanced                     Growth Equity
                                        ----------------------------   ----------------------------   ----------------------------
                                            2000          1999(b)          2000          1999(b)          2000           1999(b)
                                        -------------  -------------   -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $         76   $         --    $        127   $         --    $         76   $         --
Net realized gains (losses)                        6             --              11             --               4              1
Change in unrealized gains (losses)             (496)            11              22              1            (326)            12
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from operations                              (414)            11             160              1            (246)            13
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       1,883            479           1,959             77           2,550            280
Benefit payments                                  --             --              --             --              --             --
Payments on termination                          (28)            --             (33)            --             (26)            --
Loans - net                                       --             --              --             --              --             --
Contract administration charges                   --             --              --             --              --             --
Transfers among the sub-accounts
   and with the Fixed Account - net              355             42              (1)            --             306             53
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from capital transactions                   2,210            521           1,925             77           2,830            333
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              1,796            532           2,085             78           2,584            346

NET ASSETS AT BEGINNING OF PERIOD                532             --              78             --             346             --
                                        ------------   ------------    ------------   ------------    ------------   ------------

NET ASSETS AT END OF PERIOD             $      2,328   $        532    $      2,163   $         78    $      2,930   $        346
                                        ============   ============    ============   ============    ============   ============







(b) For the Period Beginning October 18, 1999 and Ending December 31, 1999







See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                                   LSA Variable Series Trust Sub-Accounts
                                        ------------------------------------------------------------------------------------------

                                             Disciplined Equity                Value Equity              Emerging Growth Equity
                                        ----------------------------   ----------------------------   ----------------------------

                                            2000          1999(b)          2000          1999(b)          2000           1999(b)
                                        -------------  -------------   -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $         11   $          1    $        158   $         --    $        479   $         --
Net realized gains (losses)                       (6)            --               5             --               1             --
Change in unrealized gains (losses)             (226)             2             (46)             5          (1,361)            11
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from operations                              (221)             3             117              5            (881)            11
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       1,816            142           1,774            146           2,149            322
Benefit payments                                  --             --             (15)            --             (11)            --
Payments on termination                           (9)            --             (42)            --             (39)            --
Loans - net                                       --             --              --             --              --             --
Contract administration charges                   --             --              --             --              --             --
Transfers among the sub-accounts
   and with the Fixed Account - net              335             --             293             39           1,032             42
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from capital transactions                   2,142            142           2,010            185           3,131            364
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              1,921            145           2,127            190           2,250            375

NET ASSETS AT BEGINNING OF PERIOD                145             --             190             --             375             --
                                        ------------   ------------    ------------   ------------    ------------   ------------

NET ASSETS AT END OF PERIOD             $      2,066   $        145    $      2,317   $        190    $      2,625   $        375
                                        ============   ============    ============  =============    ============   ============








(b) For the Period Beginning October 18, 1999 and Ending December 31, 1999







See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                          The Institutional Universal Funds, Inc. Sub-Accounts
                                        ------------------------------------------------------------------------------------------

                                               Mid Cap Growth                  Mid Cap Value                   High Yield
                                        ----------------------------   ----------------------------   ----------------------------

                                            2000          1999(b)          2000          1999(b)          2000           1999(b)
                                        -------------  -------------   -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $         40   $         --    $        194   $          3    $        101   $         --
Net realized gains (losses)                      (35)            --               4             --              (2)            --
Change in unrealized gains (losses)             (513)             4            (138)             3            (179)            --
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from operations                              (508)             4              60              6             (80)            --
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       2,645             45           1,424             29             763            185
Benefit payments                                  --             --              --             --              --             --
Payments on termination                          (80)            --             (15)            --             (22)            --
Loans - net                                       --             --              --             --              --             --
Contract administration charges                   --             --              --             --              --             --
Transfers among the sub-accounts
   and with the Fixed Account - net            1,110             42             160             38              (4)            --
                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from capital transactions                   3,675             87           1,569             67             737            185
                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              3,167             91           1,629             73             657            185

NET ASSETS AT BEGINNING OF PERIOD                 91             --              73             --             185             --
                                        ------------   ------------    ------------   ------------    ------------   ------------

NET ASSETS AT END OF PERIOD             $      3,258   $         91    $      1,702   $         73    $        842   $        185
                                        ============   ============    ============   ============    ============   ============








(b) For the Period Beginning October 18, 1999 and Ending December 31, 1999







See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)
                                                                                                              PIMCO Variable
                                                   OCC Accumulation Trust Sub-Accounts                Insurance Trust Sub-Accounts
                                        -----------------------------------------------------------   ----------------------------

                                                    Equity                      Small Cap             StocksPLUS Growth and Income
                                        ----------------------------   ----------------------------   ----------------------------

                                            2000          1999(b)          2000          1999(b)          2000           1999(b)
                                        -------------  -------------   -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $        25    $         --    $         (8)  $         --    $        145   $          3
Net realized gains (losses)                      (9)             --              79             --             (18)            --
Change in unrealized gains (losses)             111              --             159             --            (296)            --
                                        -----------    ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from operations                              127              --             230             --            (169)             3
                                        -----------    ------------    ------------   ------------    ------------   ------------


INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                      1,431              61             401             --           1,705            146
Benefit payments                                 --              --              --             --             (14)            --
Payments on termination                         (43)             --             (31)            --             (41)            --
Loans - net                                      --              --              --             --              --             --
Contract administration charges                  --              --              --             --              --             --
Transfers among the sub-accounts
   and with the Fixed Account - net            (189)             --             405             --             240             --

                                        ------------   ------------    ------------    -----------     -----------    -----------

Increase (decrease) in net assets
   from capital transactions                   1,199             61             775             --           1,890            146
                                        -------------  -------------   -------------  ------------    ------------   ------------


INCREASE (DECREASE) IN NET ASSETS              1,326             61           1,005             --           1,721            149

NET ASSETS AT BEGINNING OF PERIOD                 61             --              --             --             149             --

                                        -------------  -------------   -------------  ------------    ------------   ------------

NET ASSETS AT END OF PERIOD             $      1,387   $         61    $      1,005   $         --    $      1,870   $        149
                                        ============   ============    ============   ============    ============   ============




(b) For the Period Beginning October 18, 1999 and Ending December 31, 1999




See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                                  PIMCO Variable Insurance Trust Sub-Accounts
                                        ------------------------------------------------------------------------------------------

                                                 Foreign Bond                Total Return Bond               Money Market
                                        ----------------------------   ----------------------------   ----------------------------

                                            2000          1999(b)          2000          1999(b)          2000           1999(b)
                                        -------------  -------------   -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $         17   $         --    $         66   $          1    $        138   $          2
Net realized gains (losses)                       --             --               1             --              --             --
Change in unrealized gains (losses)               (1)            --              63              1              --             --

                                        ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
   from operations                                16             --             130              2             138              2
                                        ------------   ------------    ------------   ------------    ------------   ------------


INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                          76            182           1,701            550           7,188            938
Benefit payments                                  --             --              --             --              --             --
Payments on termination                           (6)            --             (34)            --            (111)            --
Loans - net                                       --             --              --             --              --             --
Contract administration charges                   --             --              --             --              --             --
Transfers among the sub-accounts
   and with the Fixed Account - net               76             --             287             --          (3,447)          (374)
                                        ------------   ------------    ------------   ------------    ------------   ------------


Increase (decrease) in net assets
   from capital transactions                     146            182           1,954            550           3,630            564

                                        ------------   ------------    ------------   ------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                162            182           2,084            552           3,768            566

NET ASSETS AT BEGINNING OF PERIOD                182             --             552            --              566             --
                                        ------------   ------------    ------------   ------------    ------------   ------------


NET ASSETS AT END OF PERIOD             $        344   $        182    $      2,636   $        552    $      4,334   $        566
                                        ============   ============    ============   ============    ============   ============




(b) For the Period Beginning October 18, 1999 and Ending December 31, 1999




See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------

($ in thousands)

                                                              Salomon Brothers Variable
                                                              Series Funds Sub-Account
                                                         -----------------------------------

                                                                       Capital
                                                         -----------------------------------

                                                              2000                1999 (b)
                                                         ---------------     ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                             $          136      $           18
Net realized gains (losses)                                          12                  --
Change in unrealized gains (losses)                                  (7)                 (8)
                                                         --------------      --------------

Increase (decrease) in net assets
   from operations                                                  141                  10
                                                         --------------      --------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                          2,089                 558
Benefit payments                                                    (15)                 --
Payments on termination                                             (30)                 --
Loans - net                                                          --                  --
Contract administration charges                                      --                  --
Transfers among the sub-accounts
   and with the Fixed Account - net                                  17                  --
                                                         --------------      --------------

Increase (decrease) in net assets
   from capital transactions                                      2,061                 558
                                                         --------------      --------------

INCREASE (DECREASE) IN NET ASSETS                                 2,202                 568

NET ASSETS AT BEGINNING OF PERIOD                                   568                  --
                                                         --------------      --------------

NET ASSETS AT END OF PERIOD                              $        2,770      $          568
                                                         ==============      ==============




(b) For the Period Beginning October 18, 1999 and Ending December 31, 1999




See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Lincoln Benefit Life Variable Annuity Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company ("Lincoln Benefit"). The assets of the Account are legally segregated from those of Lincoln Benefit. Lincoln Benefit is wholly owned by Allstate Life Insurance Company ("Allstate"), a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

      Lincoln Benefit sells four variable annuity contracts, Investor's Select, Consultant I, Consultant II and Premier Planner (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Lincoln Benefit contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

      ALGER AMERICAN FUND                               SCUDDER VARIABLE LIFE INVESTMENT FUND
          Growth                                             Bond
          Income and Growth                                  Balanced
          Leveraged AllCap                                   Growth and Income
          MidCap Growth                                      Global Discovery
          Small Capitalization                               International
      JANUS ASPEN SERIES                                STRONG VARIABLE INSURANCE FUNDS, INC
          Flexible Income                                    Discovery Fund II
          Balanced                                           Mid Cap Growth Fund II
          Growth                                        STRONG OPPORTUNITY FUND II, INC.
          Aggressive Growth                                  Opportunity Fund II
          Worldwide Growth                              T. ROWE PRICE INTERNATIONAL SERIES, INC.
      IAI RETIREMENT FUNDS, INC.                             International Stock
          Regional                                      T. ROWE PRICE EQUITY SERIES, INC.
          Reserve                                            New America Growth
          Balanced                                           Mid-Cap Growth
      FIDELITY VARIABLE INSURANCE PRODUCTS FUND II           Equity Income
          Asset Manager                                 MFS VARIABLE INSURANCE TRUST
          Contrafund                                         Growth with Income Series
          Index 500                                          Research Series
      FIDELITY VARIABLE INSURANCE PRODUCTS FUND              Emerging Growth Series
          Money Market                                       Total Return Series
          Equity-Income                                      New Discovery Series
          Growth                                        STI CLASSIC VARIABLE TRUST
          Overseas                                           Capital Appreciation
      FEDERATED INSURANCE MANAGEMENT SERIES                  International Equity
          High Income Bond Fund II                           Value Income Stock
          Utility Fund II                               GOLDMAN SACHS VARIABLE INSURANCE TRUST
          U.S. Government Securities Fund II                 CORE Small Cap Equity
                                                             International Equity

--------------------------------------------------------------------------------

1.    ORGANIZATION (CONTINUED)

      J.P. MORGAN SERIES TRUST II                       THE INSTITUTIONAL UNIVERSAL FUNDS, INC.
          Small Company                                      Mid Cap Growth
      LAZARD RETIREMENT SERIES TRUST                         Mid Cap Value
          Emerging Markets                                   High Yield
          International Equity                          OCC ACCUMULATION TRUST
      LSA VARIABLE SERIES TRUST                              Equity
          Focused Equity                                     Small Cap
          Balanced                                      PIMCO VARIABLE INSURANCE TRUST
          Growth Equity                                      StocksPLUS Growth and Income
          Disciplined Equity                                 Foreign Bond
          Value Equity                                       Total Return Bond
          Emerging Growth Equity                             Money Market
                                                        SALOMON BROTHERS VARIABLE SERIES FUNDS
                                                             Capital

      Lincoln Benefit provides insurance and administrative services to the contractholders for a fee. Lincoln Benefit also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Lincoln Benefit has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

      The LSA Variable Series Trust ("Trust") is managed by LSA Asset Management, LLC (the "Manager"), a wholly owned subsidiary of Allstate pursuant to an investment management agreement with the Trust. The Manager is entitled to receive a management fee from each sub-account investing in the Trust. Fees are payable monthly at an annual rate as a percentage of average daily net assets ranging from 0.75% to 1.05%.



2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      VALUATION OF INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

      INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

      REALIZED GAINS AND LOSSES - Realized gains and losses represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis.

      FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code. No federal income taxes were allocable to the Account as the Account did not generate taxable income.

      USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

3.    EXPENSES

      MORTALITY AND EXPENSE RISK CHARGE - Lincoln Benefit assumes mortality and expense risks related to the operations of the Account and deducts charges daily based on the daily net assets of the Account. The mortality and expense risk charge covers insurance benefits available with the contracts and certain expenses of the contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract. Lincoln Benefit guarantees that the amount of this charge will not increase over the lives of the contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

      ADMINISTRATIVE EXPENSE CHARGE - Lincoln Benefit deducts administrative expense charges daily at a rate equal to .15% per annum of the average daily net assets of the Account for Investor's Select. The rate is .10% for Consultant I, Consultant II and Premier Planner.

      CONTRACT ADMINISTRATION CHARGE - Lincoln Benefit deducts an annual maintenance charge on each contract anniversary and guarantees that this charge will not increase over the life of the contract. For Investor's Select, the charge is $25 and will be waived if total deposits are $75,000 or more. For Consultant I, Consultant II and Premier Planner, the charge is $35 and will be waived if total deposits are $50,000 or more.

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED

(Units in whole amounts)

                                                                                         INVESTOR'S SELECT CONTRACTS
                                                                             ---------------------------------------------------

                                                                                                     Unit activity during 2000:
                                                                                                    ----------------------------

                                                                               Units Outstanding       Units           Units
                                                                               December 31, 1999       Issued         Redeemed
                                                                             ---------------------  -----------    -------------
Investments in Alger American Fund Sub-Accounts:
      Growth                                                                             676,378       310,979        (379,713)
      Income and Growth                                                                  581,544       365,547        (185,203)
      Leveraged AllCap                                                                   330,069       506,164        (438,006)
      MidCap Growth                                                                      257,838       947,929        (512,053)
      Small Capitalization                                                               333,325       508,851        (433,431)

Investments in Janus Aspen Series Sub-Accounts:
      Flexible Income                                                                    748,162       102,083        (271,020)
      Balanced                                                                         1,725,833       244,088        (318,006)
      Growth                                                                           2,478,426       586,948        (653,320)
      Aggressive Growth                                                                1,531,639       523,227        (550,153)
      Worldwide Growth                                                                 3,222,820     1,000,987      (1,136,828)

Investments in IAI Retirement Funds, Inc. Sub-Accounts:
      Regional                                                                           533,632        21,570        (250,917)
      Reserve                                                                             38,476         3,621         (13,256)
      Balanced                                                                           180,094        10,362         (53,486)

Investments in Fidelity Variable Insurance Products Fund II Sub-Accounts:
      Asset Manager                                                                    1,153,565        83,859        (237,565)
      Contrafund                                                                       2,294,148       286,077        (582,791)
      Index 500                                                                        1,732,194       710,224        (667,574)

Investments in Fidelity Variable Insurance Products Fund Sub-Accounts:
      Money Market                                                                     3,210,449     6,827,991      (7,679,485)
      Equity-Income                                                                    3,422,044       564,032      (1,232,161)
      Growth                                                                           2,466,985       579,583        (664,384)
      Overseas                                                                         1,335,981       439,685        (891,723)

Investments in Federated Insurance Management Series Sub-Accounts:
      High Income Bond Fund II                                                         1,087,087       388,919        (640,217)
      Utility Fund II                                                                    639,124        80,354        (178,970)
      U.S. Government Securities Fund II                                                 638,219       332,346        (334,585)

Investments in Scudder Variable Life Investment Fund Sub-Accounts:
      Bond                                                                               502,991        41,051        (172,671)
      Balanced                                                                           883,754        60,101        (153,485)

                                                                                          INVESTOR'S SELECT CONTRACTS
                                                                             ---------------------------------------------------

                                                                                                              Accumulation
                                                                               Units Outstanding               Unit Value
                                                                               December 31, 2000            December 31, 2000
                                                                             ---------------------        ---------------------
Investments in Alger American Fund Sub-Accounts:
      Growth                                                                             607,644            $           15.14
      Income and Growth                                                                  761,888                        17.17
      Leveraged AllCap                                                                   398,227                        18.95
      MidCap Growth                                                                      693,714                        17.04
      Small Capitalization                                                               408,745                        11.18

Investments in Janus Aspen Series Sub-Accounts:
      Flexible Income                                                                    579,225                        15.77
      Balanced                                                                         1,651,915                        26.13
      Growth                                                                           2,412,054                        28.60
      Aggressive Growth                                                                1,504,713                        34.12
      Worldwide Growth                                                                 3,086,979                        31.92

Investments in IAI Retirement Funds, Inc. Sub-Accounts:
      Regional                                                                           304,285                        20.90
      Reserve                                                                             28,841                        12.20
      Balanced                                                                           136,970                        15.77

Investments in Fidelity Variable Insurance Products Fund II Sub-Accounts:
      Asset Manager                                                                      999,859                        16.60
      Contrafund                                                                       1,997,434                        19.73
      Index 500                                                                        1,774,844                        12.77

Investments in Fidelity Variable Insurance Products Fund Sub-Accounts:
      Money Market                                                                     2,358,955                        13.10
      Equity-Income                                                                    2,753,915                        24.06
      Growth                                                                           2,382,184                        29.26
      Overseas                                                                           883,943                        16.07

Investments in Federated Insurance Management Series Sub-Accounts:
      High Income Bond Fund II                                                           835,789                        13.08
      Utility Fund II                                                                    540,508                        16.17
      U.S. Government Securities Fund II                                                 635,980                        13.53

Investments in Scudder Variable Life Investment Fund Sub-Accounts:
      Bond                                                                               371,371                        13.19
      Balanced                                                                           790,370                        21.36

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)

(Units in whole amounts)

                                                                                           CONSULTANT I CONTRACTS
                                                                             ---------------------------------------------------

                                                                                                     Unit activity during 2000:
                                                                                                    ----------------------------

                                                                               Units Outstanding       Units           Units
                                                                               December 31, 1999       Issued         Redeemed
                                                                             ---------------------  -----------    -------------
Investments in Alger American Fund Sub-Accounts:
      Growth                                                                             624,209       889,013        (391,379)
      Income and Growth                                                                  402,339       550,275         (99,028)
      Leveraged AllCap                                                                   276,291       498,812         (92,524)
      MidCap Growth                                                                      133,411       750,211        (270,435)
      Small Capitalization                                                                77,078       386,533        (214,351)

Investments in Janus Aspen Series Sub-Accounts:
      Flexible Income                                                                    197,019        87,239         (65,505)
      Balanced                                                                           722,058       915,608         (42,269)
      Growth                                                                             927,469     1,759,750        (731,680)
      Aggressive Growth                                                                  440,699     1,225,332        (638,450)
      Worldwide Growth                                                                   931,544     4,745,913      (3,191,578)

Investments in Fidelity Variable Insurance Products Fund II Sub-Accounts:
      Asset Manager                                                                      154,441       156,446         (32,561)
      Contrafund                                                                         548,967       529,100         (76,573)
      Index 500                                                                          983,492       926,581        (114,691)

Investments in Fidelity Variable Insurance Products Fund Sub-Accounts:
      Money Market                                                                     1,451,852    11,658,668     (10,916,049)
      Equity-Income                                                                      616,769       836,058        (244,128)
      Growth                                                                             541,326     1,024,147        (264,643)
      Overseas                                                                            26,260       133,802         (27,809)

Investments in Federated Insurance Management Series Sub-Accounts:
      High Income Bond Fund  II                                                          196,572     1,420,898      (1,277,306)
      Utility Fund II                                                                    198,037       240,133         (36,794)
      U.S. Government Securities Fund II                                                 175,793       773,583        (543,361)

Investments in Scudder Variable Life Investment Fund Sub-Accounts:
      Bond                                                                               123,093        64,495         (32,088)
      Balanced                                                                           220,270       316,686         (82,283)
      Growth and Income                                                                  138,946       127,656         (74,080)
      Global Discovery                                                                    46,091       161,200         (93,268)
      International                                                                       56,287       123,527         (66,513)

Investments in Strong Variable Insurance Funds, Inc. Sub-Accounts:
      Discovery Fund II                                                                    5,111       306,378         (29,011)
      Growth Fund II                                                                     164,207       402,361         (99,793)

Investment in Strong Opportunity Fund II, Inc. Sub-Accounts:
      Opportunity Fund II                                                                 46,155       147,515         (24,869)

Investment in T. Rowe Price International Series, Inc. Sub-Account:
      International Stock                                                                 22,869        44,885          (2,300)

Investments in T. Rowe Price Equity Series, Inc. Sub-Accounts:
      New America Growth                                                                  57,131        54,481         (10,845)
      Mid-Cap Growth                                                                      85,857       323,328         (64,429)
      Equity Income                                                                      128,022       477,049        (343,299)

Investments in MFS Variable Insurance Trust Sub-Accounts:
      Growth with Income Series                                                          133,121       115,717         (31,147)
      Research Series                                                                     75,847       203,440         (39,084)
      Emerging Growth Series                                                             114,684       179,869         (20,109)
      Total Return Series                                                                118,240       281,131        (191,882)
      New Discovery Series                                                                55,274       213,001         (49,103)

Investments in STI Classic Variable Trust Sub-Accounts:
      Capital Appreciation                                                                20,427        11,961          (9,194)
      International Equity                                                                    21         2,574            (877)
      Value Income Stock                                                                   8,610       168,849        (167,354)

                                                                                           CONSULTANT I CONTRACTS
                                                                             ---------------------------------------------------

                                                                                                              Accumulation
                                                                               Units Outstanding               Unit Value
                                                                               December 31, 2000            December 31, 2000
                                                                             ---------------------        ---------------------
Investments in Alger American Fund Sub-Accounts:
      Growth                                                                           1,121,843            $           13.26
      Income and Growth                                                                  853,586                        15.77
      Leveraged AllCap                                                                   682,579                        16.72
      MidCap Growth                                                                      613,187                        16.28
      Small Capitalization                                                               249,260                        11.52

Investments in Janus Aspen Series Sub-Accounts:
      Flexible Income                                                                    218,753                        10.80
      Balanced                                                                         1,595,397                        14.12
      Growth                                                                           1,955,539                        14.23
      Aggressive Growth                                                                1,027,581                        18.39
      Worldwide Growth                                                                 2,485,879                        14.45

Investments in Fidelity Variable Insurance Products Fund II Sub-Accounts:
      Asset Manager                                                                      278,326                        11.25
      Contrafund                                                                       1,001,494                        12.97
      Index 500                                                                        1,795,382                        12.11

Investments in Fidelity Variable Insurance Products Fund Sub-Accounts:
      Money Market                                                                     2,194,471                        11.07
      Equity-Income                                                                    1,208,699                        12.18
      Growth                                                                           1,300,830                        13.87
      Overseas                                                                           132,253                        11.81

Investments in Federated Insurance Management Series Sub-Accounts:
      High Income Bond Fund  II                                                          340,164                         8.94
      Utility Fund II                                                                    401,376                        10.06
      U.S. Government Securities Fund II                                                 406,015                        11.05

Investments in Scudder Variable Life Investment Fund Sub-Accounts:
      Bond                                                                               155,500                        10.88
      Balanced                                                                           454,673                        12.17
      Growth and Income                                                                  192,522                        10.66
      Global Discovery                                                                   114,023                        16.51
      International                                                                      113,301                        12.25

Investments in Strong Variable Insurance Funds, Inc. Sub-Accounts:
      Discovery Fund II                                                                  282,478                        11.81
      Growth Fund II                                                                     466,775                        18.00

Investment in Strong Opportunity Fund II, Inc. Sub-Accounts:
      Opportunity Fund II                                                                168,801                        15.34

Investment in T. Rowe Price International Series, Inc. Sub-Account:
      International Stock                                                                 65,454                        11.52

Investments in T. Rowe Price Equity Series, Inc. Sub-Accounts:
      New America Growth                                                                 100,767                        11.05
      Mid-Cap Growth                                                                     344,756                        14.91
      Equity Income                                                                      261,772                        12.33

Investments in MFS Variable Insurance Trust Sub-Accounts:
      Growth with Income Series                                                          217,691                        11.63
      Research Series                                                                    240,203                        12.75
      Emerging Growth Series                                                             274,444                        16.28
      Total Return Series                                                                207,489                        12.38
      New Discovery Series                                                               219,172                        18.82

Investments in STI Classic Variable Trust Sub-Accounts:
      Capital Appreciation                                                                23,194                        10.26
      International Equity                                                                 1,718                        10.02
      Value Income Stock                                                                  10,105                         9.42

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)

(Units in whole amounts)

                                                                                          CONSULTANT I CONTRACTS WITH
                                                                                          ENHANCED DEATH BENEFIT RIDER
                                                                             ---------------------------------------------------

                                                                                                     Unit activity during 2000:
                                                                                                    ----------------------------

                                                                               Units Outstanding       Units           Units
                                                                               December 31, 1999       Issued         Redeemed
                                                                             ---------------------  -----------    -------------
Investments in Alger American Fund Sub-Accounts:
      Growth                                                                             231,260       193,271         (31,802)
      Income and Growth                                                                  248,187       242,916         (35,979)
      Leveraged AllCap                                                                    97,191       155,748         (34,166)
      MidCap Growth                                                                       39,695       201,818         (31,150)
      Small Capitalization                                                                33,114        58,608         (19,898)

Investments in Janus Aspen Series Sub-Accounts:
      Flexible Income                                                                     50,882        58,348         (13,610)
      Balanced                                                                           421,211       486,076         (26,580)
      Growth                                                                             338,171       501,914         (15,788)
      Aggressive Growth                                                                  105,275       270,937         (28,019)
      Worldwide Growth                                                                   411,137       445,065         (30,317)

Investments in Fidelity Variable Insurance Products Fund II Sub-Accounts:
      Asset Manager                                                                       66,166        80,707         (21,323)
      Contrafund                                                                         262,116       304,223         (29,845)
      Index 500                                                                          686,148       555,883         (56,441)

Investments in Fidelity Variable Insurance Products Fund Sub-Accounts:
      Money Market                                                                       435,122       951,574        (882,784)
      Equity-Income                                                                      375,346       199,250         (45,949)
      Growth                                                                             208,899       247,663         (16,323)
      Overseas                                                                            17,998        48,873          (1,523)

Investments in Federated Insurance Management Series Sub-Accounts:
      High Income Bond Fund  II                                                           64,354        39,495         (20,813)
      Utility Fund II                                                                    149,567        90,564         (34,091)
      U.S. Government Securities Fund II                                                  90,255        66,988         (62,742)

Investments in Scudder Variable Life Investment Fund Sub-Accounts:
      Bond                                                                                27,938        62,853         (18,256)
      Balanced                                                                           111,209       107,272          (5,356)
      Growth and Income                                                                   37,864        53,786         (19,448)
      Global Discovery                                                                    10,302        44,548         (24,904)
      International                                                                       21,515        33,309         (12,554)

Investments in Strong Variable Insurance Funds, Inc. Sub-Accounts:
      Discovery Fund II                                                                    9,132        42,274          (2,189)
      Growth Fund II                                                                      36,267       110,709         (21,087)

Investment in Strong Opportunity Fund II, Inc. Sub-Account:
      Opportunity Fund II                                                                 24,845        68,496         (13,541)

Investment in T. Rowe Price International Series, Inc. Sub-Account:
      International Stock                                                                 27,663        53,127          (5,100)

Investments in T. Rowe Price Equity Series, Inc. Sub-Accounts:
      New America Growth                                                                  21,505         4,488          (9,099)
      Mid-Cap Growth                                                                      96,322        84,105         (37,317)
      Equity Income                                                                       76,738        91,773         (19,727)

Investments in MFS Variable Insurance Trust Sub-Accounts:
      Growth with Income Series                                                          111,594        85,469         (11,040)
      Research Series                                                                     39,021        76,486         (27,037)
      Emerging Growth Series                                                              30,880        82,206         (17,660)
      Total Return Series                                                                 43,038        61,646          (5,141)
      New Discovery Series                                                                21,614        85,412         (14,512)

Investments in STI Classic Variable Trust Sub-Accounts:
      Capital Appreciation                                                                 4,666         3,228            (664)
      International Equity                                                                    --            --
      Value Income Stock                                                                     665           997             (22)

                                                                                          CONSULTANT I CONTRACTS WITH
                                                                                          ENHANCED DEATH BENEFIT RIDER
                                                                             ---------------------------------------------------

                                                                                                              Accumulation
                                                                               Units Outstanding               Unit Value
                                                                               December 31, 2000            December 31, 2000
                                                                             ---------------------        ---------------------
Investments in Alger American Fund Sub-Accounts:
      Growth                                                                             392,729            $           13.19
      Income and Growth                                                                  455,124                        15.69
      Leveraged AllCap                                                                   218,773                        16.64
      MidCap Growth                                                                      210,363                        16.20
      Small Capitalization                                                                71,824                        11.46

Investments in Janus Aspen Series Sub-Accounts:
      Flexible Income                                                                     95,620                        10.74
      Balanced                                                                           880,707                        14.05
      Growth                                                                             824,297                        14.16
      Aggressive Growth                                                                  348,193                        18.31
      Worldwide Growth                                                                   825,885                        14.38

Investments in Fidelity Variable Insurance Products Fund II Sub-Accounts:
      Asset Manager                                                                      125,550                        11.19
      Contrafund                                                                         536,494                        12.91
      Index 500                                                                        1,185,590                        12.05

Investments in Fidelity Variable Insurance Products Fund Sub-Accounts:
      Money Market                                                                       503,912                        11.01
      Equity-Income                                                                      528,647                        12.12
      Growth                                                                             440,239                        13.81
      Overseas                                                                            65,348                        11.76

Investments in Federated Insurance Management Series Sub-Accounts:
      High Income Bond Fund  II                                                           83,036                         8.90
      Utility Fund II                                                                    206,040                        10.01
      U.S. Government Securities Fund II                                                  94,501                        10.99

Investments in Scudder Variable Life Investment Fund Sub-Accounts:
      Bond                                                                                72,535                        10.83
      Balanced                                                                           213,125                        12.11
      Growth and Income                                                                   72,202                        10.61
      Global Discovery                                                                    29,946                        16.43
      International                                                                       42,270                        12.19

Investments in Strong Variable Insurance Funds, Inc. Sub-Accounts:
      Discovery Fund II                                                                   49,217                        11.75
      Growth Fund II                                                                     125,889                        17.92

Investment in Strong Opportunity Fund II, Inc. Sub-Account:
      Opportunity Fund II                                                                 79,800                        15.27

Investment in T. Rowe Price International Series, Inc. Sub-Account:
      International Stock                                                                 75,690                        11.46

Investments in T. Rowe Price Equity Series, Inc. Sub-Accounts:
      New America Growth                                                                  16,894                        11.00
      Mid-Cap Growth                                                                     143,110                        14.84
      Equity Income                                                                      148,784                        12.27

Investments in MFS Variable Insurance Trust Sub-Accounts:
      Growth with Income Series                                                          186,023                        11.58
      Research Series                                                                     88,470                        12.69
      Emerging Growth Series                                                              95,426                        16.20
      Total Return Series                                                                 99,543                        12.32
      New Discovery Series                                                                92,514                        18.73

Investments in STI Classic Variable Trust Sub-Accounts:
      Capital Appreciation                                                                 7,230                        10.22
      International Equity                                                                    --                         9.99
      Value Income Stock                                                                   1,640                         9.39

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)

(Units in whole amounts)

                                                                                         CONSULTANT I CONTRACTS WITH
                                                                                   ENHANCED DEATH AND INCOME BENEFIT RIDER
                                                                             ---------------------------------------------------

                                                                                                     Unit activity during 2000:
                                                                                                    ----------------------------

                                                                               Units Outstanding       Units           Units
                                                                               December 31, 1999       Issued         Redeemed
                                                                             ---------------------  -----------    -------------
Investments in Alger American Fund Sub-Accounts:
      Growth                                                                             163,349        98,162         (26,810)
      Income and Growth                                                                   60,143       101,883         (28,898)
      Leveraged AllCap                                                                   119,956       137,801         (26,519)
      MidCap Growth                                                                       29,209       130,364         (18,725)
      Small Capitalization                                                                28,480        61,746          (3,432)

Investments in Janus Aspen Series Sub-Accounts:
      Flexible Income                                                                     27,217        28,375         (15,383)
      Balanced                                                                           128,056       145,224         (33,198)
      Growth                                                                             258,055       339,901         (30,784)
      Aggressive Growth                                                                   98,325       294,634         (28,625)
      Worldwide Growth                                                                   193,058       344,238         (34,006)

Investments in Fidelity Variable Insurance Products Fund II Sub-Accounts:
      Asset Manager                                                                       17,720        13,570          (1,636)
      Contrafund                                                                         107,737       127,926         (29,813)
      Index 500                                                                          623,829       424,648        (243,277)

Investments in Fidelity Variable Insurance Products Fund Sub-Accounts:
      Money Market                                                                       276,322       554,696        (592,261)
      Equity-Income                                                                      105,296        96,258         (24,025)
      Growth                                                                             137,301       120,239         (21,551)
      Overseas                                                                             9,578        24,915            (470)

Investments in Federated Insurance Management Series Sub-Accounts:
      High Income Bond Fund  II                                                           33,644        21,434          (9,850)
      Utility Fund II                                                                     24,931         5,748          (5,074)
      U.S. Government Securities Fund II                                                  64,811       120,833         (69,136)

Investments in Scudder Variable Life Investment Fund Sub-Accounts:
      Bond                                                                                10,792        17,056            (627)
      Balanced                                                                            27,978        13,133         (10,419)
      Growth and Income                                                                   15,890        14,348          (5,157)
      Global Discovery                                                                    13,686        41,179          (5,128)
      International                                                                        9,617        45,530          (4,302)

Investments in Strong Variable Insurance Funds, Inc. Sub-Accounts:
      Discovery Fund II                                                                      598        31,744          (5,462)
      Growth Fund II                                                                      12,658        86,431         (15,402)

Investment in Strong Opportunity Fund II, Inc. Sub-Account:
      Opportunity Fund II                                                                  7,846        48,066          (1,302)

Investment in T. Rowe Price International Series, Inc. Sub-Account:
      International Stock                                                                  5,012        24,194          (1,244)

Investments in T. Rowe Price Equity Series, Inc. Sub-Accounts:
      New America Growth                                                                   6,584        21,616          (4,789)
      Mid-Cap Growth                                                                      12,775        24,876          (5,651)
      Equity Income                                                                       31,694        59,110         (13,811)

Investments in MFS Variable Insurance Trust Sub-Accounts:
      Growth with Income Series                                                           52,396        30,148          (3,753)
      Research Series                                                                     29,595        46,269          (1,382)
      Emerging Growth Series                                                              62,647       135,042         (25,211)
      Total Return Series                                                                 27,465        20,231          (5,057)
      New Discovery Series                                                                 4,834        86,394         (12,212)

Investments in STI Classic Variable Trust Sub-Accounts:
      Capital Appreciation                                                                   353            95            (448)
      International Equity                                                                    --            --              --
      Value Income Stock                                                                      --        29,623          (3,450)


                                                                                         CONSULTANT I CONTRACTS WITH
                                                                                   ENHANCED DEATH AND INCOME BENEFIT RIDER
                                                                             ---------------------------------------------------

                                                                                                              Accumulation
                                                                               Units Outstanding               Unit Value
                                                                               December 31, 2000            December 31, 2000
                                                                             ---------------------        ---------------------
Investments in Alger American Fund Sub-Accounts:
      Growth                                                                             234,701            $           13.13
      Income and Growth                                                                  133,128                        15.62
      Leveraged AllCap                                                                   231,238                        16.56
      MidCap Growth                                                                      140,848                        16.13
      Small Capitalization                                                                86,794                        11.41

Investments in Janus Aspen Series Sub-Accounts:
      Flexible Income                                                                     40,209                        10.69
      Balanced                                                                           240,082                        13.99
      Growth                                                                             567,172                        14.09
      Aggressive Growth                                                                  364,334                        18.22
      Worldwide Growth                                                                   503,290                        14.31

Investments in Fidelity Variable Insurance Products Fund II Sub-Accounts
      Asset Manager                                                                       29,654                        11.14
      Contrafund                                                                         205,850                        12.84
      Index 500                                                                          805,200                        12.00

Investments in Fidelity Variable Insurance Products Fund Sub-Accounts:
      Money Market                                                                       238,757                        10.96
      Equity-Income                                                                      177,529                        12.06
      Growth                                                                             235,989                        13.74
      Overseas                                                                            34,023                        11.70

Investments in Federated Insurance Management Series Sub-Accounts:
      High Income Bond Fund  II                                                           45,228                         8.85
      Utility Fund II                                                                     25,605                         9.96
      U.S. Government Securities Fund II                                                 116,508                        10.94

Investments in Scudder Variable Life Investment Fund Sub-Accounts:
      Bond                                                                                27,221                        10.78
      Balanced                                                                            30,692                        12.05
      Growth and Income                                                                   25,081                        10.56
      Global Discovery                                                                    49,737                        16.35
      International                                                                       50,845                        12.13

Investments in Strong Variable Insurance Funds, Inc. Sub-Accounts:
      Discovery Fund II                                                                   26,880                        11.70
      Growth Fund II                                                                      83,687                        17.83

Investment in Strong Opportunity Fund II, Inc. Sub-Account:
      Opportunity Fund II                                                                 54,610                        15.19

Investment in T. Rowe Price International Series, Inc. Sub-Account:
      International Stock                                                                 27,962                        11.41

Investments in T. Rowe Price Equity Series, Inc. Sub-Accounts:
      New America Growth                                                                  23,411                        10.95
      Mid-Cap Growth                                                                      32,000                        14.77
      Equity Income                                                                       76,993                        12.22

Investments in MFS Variable Insurance Trust Sub-Accounts:
      Growth with Income Series                                                           78,791                        11.52
      Research Series                                                                     74,482                        12.63
      Emerging Growth Series                                                             172,478                        16.13
      Total Return Series                                                                 42,639                        12.26
      New Discovery Series                                                                79,016                        18.64

Investments in STI Classic Variable Trust Sub-Accounts:
      Capital Appreciation                                                                    --                        10.19
      International Equity                                                                    --                         9.96
      Value Income Stock                                                                  26,173                         9.36

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)

(Units in whole amounts)

                                                                                         CONSULTANT I CONTRACTS WITH
                                                                                        ENHANCED INCOME BENEFIT RIDER
                                                                             ---------------------------------------------------

                                                                                                     Unit activity during 2000:
                                                                                                    ----------------------------

                                                                               Units Outstanding       Units           Units
                                                                               December 31, 1999       Issued         Redeemed
                                                                             ---------------------  -----------    -------------
Investments in Alger American Fund Sub-Accounts:
      Growth                                                                                  --        11,683             (18)
      Income and Growth                                                                       --        33,047            (124)
      Leveraged AllCap                                                                        --        24,436             (60)
      MidCap Growth                                                                           --         6,740          (2,929)
      Small Capitalization                                                                    --            --              --

Investments in Janus Aspen Series Sub-Accounts:
      Flexible Income                                                                         --            --              --
      Balanced                                                                                --        18,072          (1,558)
      Growth                                                                                  --        16,438          (2,600)
      Aggressive Growth                                                                       --        23,556             (58)
      Worldwide Growth                                                                        --        19,054             (50)

Investments in Fidelity Variable Insurance Products Fund II Sub-Accounts:
      Asset Manager                                                                           --            --              --
      Contrafund                                                                              --         1,875              (2)
      Index 500                                                                               --        31,300          (2,610)

Investments in Fidelity Variable Insurance Products Fund Sub-Accounts:
      Money Market                                                                            --            --              --
      Equity-Income                                                                           --        29,094             (32)
      Growth                                                                                  --        41,683         (39,724)
      Overseas                                                                                --            --              --

Investments in Federated Insurance Management Series Sub-Accounts:
      High Income Bond Fund  II                                                               --            --              --
      Utility Fund II                                                                         --         1,070              (4)
      U.S. Government Securities Fund II                                                      --            --              --

Investments in Scudder Variable Life Investment Fund Sub-Accounts:
      Bond                                                                                    --            --              --
      Balanced                                                                                --            --              --
      Growth and Income                                                                       --            --              --
      Global Discovery                                                                        --         1,270              (8)
      International                                                                           --            --              --

Investments in Strong Variable Insurance Funds, Inc. Sub-Accounts:
      Discovery Fund II                                                                       --            --              --
      Growth Fund II                                                                          --        10,145          (1,014)

Investment in Strong Opportunity Fund II, Inc. Sub-Account:
      Opportunity Fund II                                                                     --         1,377              (3)

Investment in T. Rowe Price International Series, Inc. Sub-Account:
      International Stock                                                                     --            --              --

Investments in T. Rowe Price Equity Series, Inc. Sub-Accounts:
      New America Growth                                                                      --            --              --
      Mid-Cap Growth                                                                          --         5,898             (42)
      Equity Income                                                                           --            --              --

Investments in MFS Variable Insurance Trust Sub-Accounts:
      Growth with Income Series                                                               --            10              --
      Research Series                                                                         --         3,033          (1,519)
      Emerging Growth Series                                                                  --        13,592             (40)
      Total Return Series                                                                     --         1,873            (827)
      New Discovery Series                                                                    --         3,627              (9)

Investments in STI Classic Variable Trust Sub-Accounts:
      Capital Appreciation                                                                    --            --              --
      International Equity                                                                    --            --              --
      Value Income Stock                                                                      --            --              --


                                                                                         CONSULTANT I CONTRACTS WITH
                                                                                        ENHANCED INCOME BENEFIT RIDER
                                                                             ---------------------------------------------------

                                                                                                              Accumulation
                                                                               Units Outstanding               Unit Value
                                                                               December 31, 2000            December 31, 2000
                                                                             ---------------------        ---------------------
Investments in Alger American Fund Sub-Accounts:
      Growth                                                                              11,665            $            8.17
      Income and Growth                                                                   32,923                         9.29
      Leveraged AllCap                                                                    24,376                         7.69
      MidCap Growth                                                                        3,811                         9.45
      Small Capitalization                                                                    --                         7.22

Investments in Janus Aspen Series Sub-Accounts:
      Flexible Income                                                                         --                        10.41
      Balanced                                                                            16,514                         9.63
      Growth                                                                              13,838                         8.33
      Aggressive Growth                                                                   23,498                         6.66
      Worldwide Growth                                                                    19,004                         8.20

Investments in Fidelity Variable Insurance Products Fund II Sub-Accounts:
      Asset Manager                                                                           --                         9.60
      Contrafund                                                                           1,873                         9.39
      Index 500                                                                           28,690                         9.05

Investments in Fidelity Variable Insurance Products Fund Sub-Accounts:
      Money Market                                                                            --                        10.24
      Equity-Income                                                                       29,062                        11.05
      Growth                                                                               1,959                         8.40
      Overseas                                                                                --                         8.45

Investments in Federated Insurance Management Series Sub-Accounts:
      High Income Bond Fund  II                                                               --                         9.20
      Utility Fund II                                                                      1,066                         9.15
      U.S. Government Securities Fund II                                                      --                        10.60

Investments in Scudder Variable Life Investment Fund Sub-Accounts:
      Bond                                                                                    --                        10.62
      Balanced                                                                                --                         9.65
      Growth and Income                                                                       --                         9.60
      Global Discovery                                                                     1,262                         9.13
      International                                                                           --                         8.72

Investments in Strong Variable Insurance Funds, Inc. Sub-Accounts:
      Discovery Fund II                                                                       --                         9.27
      Growth Fund II                                                                       9,131                         8.06

Investment in Strong Opportunity Fund II, Inc. Sub-Account:
      Opportunity Fund II                                                                  1,374                        10.16

Investment in T. Rowe Price International Series, Inc. Sub-Account:
      International Stock                                                                     --                         8.56

Investments in T. Rowe Price Equity Series, Inc. Sub-Accounts:
      New America Growth                                                                      --                         9.01
      Mid-Cap Growth                                                                       5,856                        10.07
      Equity Income                                                                           --                        11.53

Investments in MFS Variable Insurance Trust Sub-Accounts:
      Growth with Income Series                                                               10                         9.85
      Research Series                                                                      1,514                         8.88
      Emerging Growth Series                                                              13,552                         8.16
      Total Return Series                                                                  1,046                        11.21
      New Discovery Series                                                                 3,618                         8.97

Investments in STI Classic Variable Trust Sub-Accounts:
      Capital Appreciation                                                                    --                         9.64
      International Equity                                                                    --                         9.26
      Value Income Stock                                                                      --                        11.71

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)

(Units in whole amounts)

                                                                                         CONSULTANT I CONTRACTS WITH
                                                                                 ENHANCED DEATH AND INCOME BENEFIT RIDER II
                                                                             ---------------------------------------------------

                                                                                                     Unit activity during 2000:
                                                                                                    ----------------------------

                                                                               Units Outstanding       Units           Units
                                                                               December 31, 1999       Issued         Redeemed
                                                                             ---------------------  -----------    -------------
Investments in Alger American Fund Sub-Accounts:
      Growth                                                                                  --        12,458          (1,328)
      Income and Growth                                                                       --        33,302            (964)
      Leveraged AllCap                                                                        --        67,485          (5,017)
      MidCap Growth                                                                           --       125,234          (1,658)
      Small Capitalization                                                                    --         5,145             (11)

Investments in Janus Aspen Series Sub-Accounts:
      Flexible Income                                                                         --            25               --
      Balanced                                                                                --        43,766            (182)
      Growth                                                                                  --       152,330         (54,057)
      Aggressive Growth                                                                       --       274,658          (2,610)
      Worldwide Growth                                                                                  68,127          (1,781)

Investments in Fidelity Variable Insurance Products Fund II Sub-Accounts:
      Asset Manager                                                                           --           300              (1)
      Contrafund                                                                              --        20,034            (945)
      Index 500                                                                               --       115,262         (12,518)

Investments in Fidelity Variable Insurance Products Fund Sub-Accounts:
      Money Market                                                                            --       148,467        (117,914)
      Equity-Income                                                                           --         5,184            (252)
      Growth                                                                                  --        53,044            (154)
      Overseas                                                                                --         6,925             (57)

Investments in Federated Insurance Management Series Sub-Accounts:
      High Income Bond Fund  II                                                               --           635             (38)
      Utility Fund II                                                                         --           719             (30)
      U.S. Government Securities Fund II                                                      --           238              (8)

Investments in Scudder Variable Life Investment Fund Sub-Accounts:
      Bond                                                                                    --         1,408              (2)
      Balanced                                                                                --         1,209              (1)
      Growth and Income                                                                       --         3,132             (32)
      Global Discovery                                                                        --        11,794             (17)
      International                                                                           --         4,178             (27)

Investments in Strong Variable Insurance Funds, Inc. Sub-Accounts:
      Discovery Fund II                                                                       --           988            (266)
      Growth Fund II                                                                          --       110,946            (344)

Investment in Strong Opportunity Fund II, Inc. Sub-Account:
      Opportunity Fund II                                                                     --         4,613              (6)

Investment in T. Rowe Price International Series, Inc. Sub-Account:
      International Stock                                                                     --         5,582              (7)

Investments in T. Rowe Price Equity Series, Inc. Sub-Accounts:
      New America Growth                                                                      --             --              --
      Mid-Cap Growth                                                                          --         6,168             (76)
      Equity Income                                                                           --           136             (23)

Investments in MFS Variable Insurance Trust Sub-Accounts:
      Growth with Income Series                                                               --         3,229              (6)
      Research Series                                                                         --         6,248             (40)
      Emerging Growth Series                                                                  --        68,439          (1,448)
      Total Return Series                                                                     --         8,473             (72)
      New Discovery Series                                                                    --       114,688          (1,451)

Investments in STI Classic Variable Trust Sub-Accounts:
      Capital Appreciation                                                                    --           932             (29)
      International Equity                                                                    --            --              --
      Value Income Stock                                                                      --         1,640             (25)

                                                                                         CONSULTANT I CONTRACTS WITH
                                                                                 ENHANCED DEATH AND INCOME BENEFIT RIDER II
                                                                             ---------------------------------------------------

                                                                                                              Accumulation
                                                                               Units Outstanding               Unit Value
                                                                               December 31, 2000            December 31, 2000
                                                                             ---------------------        ---------------------
Investments in Alger American Fund Sub-Accounts:
      Growth                                                                              11,130            $            8.16
      Income and Growth                                                                   32,338                         9.28
      Leveraged AllCap                                                                    62,468                         7.68
      MidCap Growth                                                                      123,576                         9.44
      Small Capitalization                                                                 5,134                         7.22

Investments in Janus Aspen Series Sub-Accounts:
      Flexible Income                                                                         25                        10.40
      Balanced                                                                            43,584                         9.62
      Growth                                                                              98,273                         8.32
      Aggressive Growth                                                                  272,048                         6.65
      Worldwide Growth                                                                    66,346                         8.19

Investments in Fidelity Variable Insurance Products Fund II Sub-Accounts:
      Asset Manager                                                                          299                         9.59
      Contrafund                                                                          19,089                         9.38
      Index 500                                                                          102,744                         9.04

Investments in Fidelity Variable Insurance Products Fund Sub-Accounts:
      Money Market                                                                        30,553                        10.23
      Equity-Income                                                                        4,932                        11.04
      Growth                                                                              52,890                         8.39
      Overseas                                                                             6,868                         8.44

Investments in Federated Insurance Management Series Sub-Accounts:
      High Income Bond Fund  II                                                              597                         9.19
      Utility Fund II                                                                        689                         9.14
      U.S. Government Securities Fund II                                                     230                        10.61

Investments in Scudder Variable Life Investment Fund Sub-Accounts:
      Bond                                                                                 1,406                        10.61
      Balanced                                                                             1,208                         9.64
      Growth and Income                                                                    3,100                         9.59
      Global Discovery                                                                    11,777                         9.12
      International                                                                        4,151                         8.71

Investments in Strong Variable Insurance Funds, Inc. Sub-Accounts:
      Discovery Fund II                                                                      722                         9.26
      Growth Fund II                                                                     110,602                         8.05

Investment in Strong Opportunity Fund II, Inc. Sub-Account:
      Opportunity Fund II                                                                  4,607                        10.15

Investment in T. Rowe Price International Series, Inc. Sub-Account:
      International Stock                                                                  5,575                         8.55

Investments in T. Rowe Price Equity Series, Inc. Sub-Accounts:
      New America Growth                                                                      --                         9.01
      Mid-Cap Growth                                                                       6,092                        10.06
      Equity Income                                                                          113                        11.52

Investments in MFS Variable Insurance Trust Sub-Accounts:
      Growth with Income Series                                                            3,223                         9.85
      Research Series                                                                      6,208                         8.87
      Emerging Growth Series                                                              66,991                         8.15
      Total Return Series                                                                  8,401                        11.20
      New Discovery Series                                                               113,237                         8.97

Investments in STI Classic Variable Trust Sub-Accounts:
      Capital Appreciation                                                                   903                         9.63
      International Equity                                                                    --                        9.25
      Value Income Stock                                                                   1,615                        11.70

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)

(Units in whole amounts)

                                                                                           CONSULTANT II CONTRACTS
                                                                             ---------------------------------------------------

                                                                                                     Unit activity during 2000:
                                                                                                    ----------------------------

                                                                               Units Outstanding       Units           Units
                                                                               December 31, 1999       Issued         Redeemed
                                                                             ---------------------  -----------    -------------
Investments in Alger American Fund Sub-Accounts:
      Growth                                                                             110,327        85,414         (40,777)
      Income and Growth                                                                   61,815       134,186         (61,522)
      Leveraged AllCap                                                                    80,962       113,127         (42,101)
      MidCap Growth                                                                       40,066       154,941         (46,978)
      Small Capitalization                                                                19,202        78,400         (42,273)

Investments in Janus Aspen Series Sub-Accounts:
      Flexible Income                                                                     51,252        33,251          (8,733)
      Balanced                                                                           210,584       243,956         (72,502)
      Growth                                                                             230,318       342,638         (71,218)
      Aggressive Growth                                                                  121,552       291,306        (119,348)
      Worldwide Growth                                                                   236,941     3,250,875      (3,034,249)

Investments in Fidelity Variable Insurance Products Fund II Sub-Accounts:
      Asset Manager                                                                       16,640        54,952          (1,277)
      Contrafund                                                                         114,581       184,677         (39,008)
      Index 500                                                                          264,642       414,436        (201,049)

Investments in Fidelity Variable Insurance Products Fund Sub-Accounts:
      Money Market                                                                       309,000    21,573,541     (20,309,362)
      Equity-Income                                                                      136,950       118,057         (46,921)
      Growth                                                                             105,637       141,254         (34,600)
      Overseas                                                                            68,426     4,037,574      (4,078,253)

Investments in Federated Insurance Management Series Sub-Accounts:
      High Income Bond Fund  II                                                           39,637        43,118         (13,694)
      Utility Fund II                                                                     69,241       108,604         (54,610)
      U.S. Government Securities Fund II                                                  92,305       152,320         (78,025)

Investments in Scudder Variable Life Investment Fund Sub-Accounts:
      Bond                                                                                18,799        81,707          (8,902)
      Balanced                                                                            38,133        18,108         (14,360)
      Growth and Income                                                                   11,386        96,395         (84,897)
      Global Discovery                                                                    16,668       165,277         (77,124)
      International                                                                       11,257     4,137,320      (4,002,554)

Investments in Strong Variable Insurance Funds, Inc. Sub-Accounts:
      Discovery Fund II                                                                    3,089       149,980         (86,047)
      Growth Fund II                                                                      41,884        95,868         (52,140)

Investment in Strong Opportunity Fund II, Inc. Sub-Accounts:
      Opportunity Fund II                                                                  8,063        39,717          (7,989)

Investment in T. Rowe Price International Series, Inc. Sub-Account:
      International Stock                                                                 14,390     4,949,042      (4,877,037)

Investments in T. Rowe Price Equity Series, Inc. Sub-Accounts:
      New America Growth                                                                  13,132         1,274          (3,791)
      Mid-Cap Growth                                                                      16,853        68,817         (17,608)
      Equity Income                                                                       33,427       146,391        (131,252)

Investments in MFS Variable Insurance Trust Sub-Accounts:
      Growth with Income Series                                                           33,404        23,061         (10,958)
      Research Series                                                                     17,884        41,525         (17,244)
      Emerging Growth Series                                                              12,996        52,679         (20,155)
      Total Return Series                                                                 25,481        10,202          (6,976)
      New Discovery Series                                                                27,273        74,477         (18,423)

Investments in STI Classic Variable Trust Sub-Accounts:
      Capital Appreciation                                                                 7,015           409          (2,778)
      International Equity                                                                    --           499              (1)
      Value Income Stock                                                                   1,202        13,362         (13,362)

                                                                                           CONSULTANT II CONTRACTS
                                                                             ---------------------------------------------------

                                                                                                              Accumulation
                                                                               Units Outstanding               Unit Value
                                                                               December 31, 2000            December 31, 2000
                                                                             ---------------------        ---------------------
Investments in Alger American Fund Sub-Accounts:
      Growth                                                                             154,964            $           13.21
      Income and Growth                                                                  134,479                        15.71
      Leveraged AllCap                                                                   151,988                        16.66
      MidCap Growth                                                                      148,029                        16.22
      Small Capitalization                                                                55,329                        11.48

Investments in Janus Aspen Series Sub-Accounts:
      Flexible Income                                                                     75,770                        10.76
      Balanced                                                                           382,038                        14.07
      Growth                                                                             501,738                        14.18
      Aggressive Growth                                                                  293,510                        18.33
      Worldwide Growth                                                                   453,567                        14.40

Investments in Fidelity Variable Insurance Products Fund II Sub-Accounts:
      Asset Manager                                                                       70,315                        11.21
      Contrafund                                                                         260,250                        12.92
      Index 500                                                                          478,029                        12.07

Investments in Fidelity Variable Insurance Products Fund Sub-Accounts:
      Money Market                                                                     1,573,179                        11.03
      Equity-Income                                                                      208,086                        12.14
      Growth                                                                             212,291                        13.82
      Overseas                                                                            27,747                        11.77

Investments in Federated Insurance Management Series Sub-Accounts:
      High Income Bond Fund  II                                                           69,061                         8.91
      Utility Fund II                                                                    123,235                        10.02
      U.S. Government Securities Fund II                                                 166,600                        11.01

Investments in Scudder Variable Life Investment Fund Sub-Accounts:
      Bond                                                                                91,604                        10.84
      Balanced                                                                            41,881                        12.12
      Growth and Income                                                                   22,884                        10.62
      Global Discovery                                                                   104,821                        16.45
      International                                                                      146,023                        12.21

Investments in Strong Variable Insurance Funds, Inc. Sub-Accounts:
      Discovery Fund II                                                                   67,022                        11.77
      Growth Fund II                                                                      85,612                        17.94

Investment in Strong Opportunity Fund II, Inc. Sub-Accounts:
      Opportunity Fund II                                                                 39,791                        15.28

Investment in T. Rowe Price International Series, Inc. Sub-Account:
      International Stock                                                                 86,395                        11.47

Investments in T. Rowe Price Equity Series, Inc. Sub-Accounts:
      New America Growth                                                                  10,615                        11.02
      Mid-Cap Growth                                                                      68,062                        14.86
      Equity Income                                                                       48,566                        12.29

Investments in MFS Variable Insurance Trust Sub-Accounts:
      Growth with Income Series                                                           45,507                        11.59
      Research Series                                                                     42,165                        12.71
      Emerging Growth Series                                                              45,520                        16.22
      Total Return Series                                                                 28,707                        12.33
      New Discovery Series                                                                83,327                        18.75

Investments in STI Classic Variable Trust Sub-Accounts:
      Capital Appreciation                                                                 4,646                        10.23
      International Equity                                                                   498                        10.00
      Value Income Stock                                                                   1,202                         9.40

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)

(Units in whole amounts)

                                                                                           PREMIER PLANNER CONTRACTS
                                                                             ---------------------------------------------------

                                                                                                     Unit activity during 2000:
                                                                                                    ----------------------------

                                                                               Units Outstanding       Units           Units
                                                                               December 31, 1999       Issued         Redeemed
                                                                             ---------------------  -----------    -------------
Investments in Goldman Sachs Variable Insurance Trust Sub-Accounts:
      CORE Small Cap Equity                                                               32,499        74,656         (12,229)
      International Equity                                                                22,152       141,506          (3,741)

Investments in J.P. Morgan Series Trust II Sub-Account:
      Small Company                                                                       42,567       107,841         (15,390)

Investments in Lazard Retirement Series, Inc. Sub-Accounts:
      Emerging Markets                                                                    11,803        82,299         (59,270)
      International Equity                                                                27,207        63,402         (10,804)

Investments in LSA Variable Series Trust Sub-Accounts:
      Focused Equity                                                                      34,228       138,623         (12,594)
      Balanced                                                                               386       143,482         (19,479)
      Growth Equity                                                                        3,394       146,639          (7,531)
      Disciplined Equity                                                                     684       171,597         (21,219)
      Value Equity                                                                            32       134,666         (12,044)
      Emerging Growth Equity                                                              16,191       116,732          (1,478)

Investments in The Institutional Universal Funds, Inc Sub-Accounts:
      Mid Cap Growth                                                                         409       203,451         (33,085)
      Mid Cap Value                                                                           --        93,099          (7,873)
      High Yield                                                                          17,868        59,666          (8,576)

Investments in OCC Accumulation Trust Sub-Accounts:
      Equity                                                                                  --        89,512         (30,525)
      Small Cap                                                                               --       136,509         (86,824)

Investments in PIMCO Variable Insurance Trust Sub-Accounts:
      StocksPLUS Growth and Income                                                            21       147,969         (49,998)
      Foreign Bond                                                                        17,747        13,033            (712)
      Total Return Bond                                                                   54,509       144,991         (17,643)
      Money Market                                                                        45,777       600,494        (338,776)

Investments in Salomon Brothers Variable Series Funds Sub-Account:
      Capital                                                                             49,256       106,277         (14,366)

                                                                                           PREMIER PLANNER CONTRACTS
                                                                             ---------------------------------------------------

                                                                                                              Accumulation
                                                                               Units Outstanding               Unit Value
                                                                               December 31, 2000            December 31, 2000
                                                                             ---------------------        ---------------------
Investments in Goldman Sachs Variable Insurance Trust Sub-Accounts:
      CORE Small Cap Equity                                                               94,926            $           12.23
      International Equity                                                               159,917                        10.52

Investments in J.P. Morgan Series Trust II Sub-Account:
      Small Company                                                                      135,018                        12.25

Investments in Lazard Retirement Series, Inc. Sub-Accounts:
      Emerging Markets                                                                    34,832                         9.41
      International Equity                                                                79,805                        10.02

Investments in LSA Variable Series Trust Sub-Accounts:
      Focused Equity                                                                     160,257                        10.86
      Balanced                                                                           124,389                        11.17
      Growth Equity                                                                      142,502                        11.03
      Disciplined Equity                                                                 151,062                        10.08
      Value Equity                                                                       122,654                        12.55
      Emerging Growth Equity                                                             131,445                        12.04

Investments in The Institutional Universal Funds, Inc Sub-Accounts:
      Mid Cap Growth                                                                     170,775                        12.61
      Mid Cap Value                                                                       85,226                        13.17
      High Yield                                                                          68,958                         9.14

Investments in OCC Accumulation Trust Sub-Accounts:
      Equity                                                                              58,987                        11.51
      Small Cap                                                                           49,685                        15.15

Investments in PIMCO Variable Insurance Trust Sub-Accounts:
      StocksPLUS Growth and Income                                                        97,992                        10.39
      Foreign Bond                                                                        30,068                        10.99
      Total Return Bond                                                                  181,857                        11.01
      Money Market                                                                       307,495                        10.54

Investments in Salomon Brothers Variable Series Funds Sub-Account:
      Capital                                                                            141,167                        13.45

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)

(Units in whole amounts)

                                                                                         PREMIER PLANNER CONTRACTS WITH
                                                                                          ENHANCED DEATH BENEFIT RIDER
                                                                             ---------------------------------------------------

                                                                                                     Unit activity during 2000:
                                                                                                    ----------------------------

                                                                               Units Outstanding       Units           Units
                                                                               December 31, 1999       Issued         Redeemed
                                                                             ---------------------  -----------    -------------
Investments in Goldman Sachs Variable Insurance Trust Sub-Accounts:
      CORE Small Cap Equity                                                                3,604        21,349            (775)
      International Equity                                                                 5,621        74,133            (823)

Investments in J.P. Morgan Series Trust II Sub-Account:
      Small Company                                                                           --        54,779          (1,182)

Investments in Lazard Retirement Series, Inc. Sub-Accounts:
      Emerging Markets                                                                     2,809        36,041         (12,862)
      International Equity                                                                 4,064        54,643          (7,857)

Investments in LSA Variable Series Trust Sub-Accounts:
      Focused Equity                                                                       8,359        50,325          (4,393)
      Balanced                                                                             7,126        68,188          (5,921)
      Growth Equity                                                                       24,902       110,108         (11,604)
      Disciplined Equity                                                                  11,935        48,157          (5,931)
      Value Equity                                                                        17,183        46,622          (1,762)
      Emerging Growth Equity                                                               5,259        83,801          (2,241)

Investments in The Institutional Universal Funds, Inc Sub-Accounts:
      Mid Cap Growth                                                                       6,216        89,572          (8,007)
      Mid Cap Value                                                                        6,021        38,921            (794)
      High Yield                                                                              --        23,423            (242)

Investments in OCC Accumulation Trust Sub-Accounts:
      Equity                                                                               5,784        78,143         (22,272)
      Small Cap                                                                               --        31,314         (14,611)

Investments in PIMCO Variable Insurance Trust Sub-Accounts:
      StocksPLUS Growth and Income                                                        12,776        73,765          (4,413)
      Foreign Bond                                                                            --         1,236              (5)
      Total Return Bond                                                                      224        59,604          (2,054)
      Money Market                                                                        10,350       162,247         (68,504)

Investments in Salomon Brothers Variable Series Funds Sub-Account:
      Capital                                                                                 --        65,888            (930)


                                                                                         PREMIER PLANNER CONTRACTS WITH
                                                                                          ENHANCED DEATH BENEFIT RIDER
                                                                             ---------------------------------------------------

                                                                                                              Accumulation
                                                                               Units Outstanding               Unit Value
                                                                               December 31, 2000            December 31, 2000
                                                                             ---------------------        ---------------------
Investments in Goldman Sachs Variable Insurance Trust Sub-Accounts:
      CORE Small Cap Equity                                                               24,178            $           12.20
      International Equity                                                                78,931                        10.50

Investments in J.P. Morgan Series Trust II Sub-Account:
      Small Company                                                                       53,597                        12.22

Investments in Lazard Retirement Series, Inc. Sub-Accounts:
      Emerging Markets                                                                    25,988                         9.39
      International Equity                                                                50,850                        10.00

Investments in LSA Variable Series Trust Sub-Accounts:
      Focused Equity                                                                      54,291                        10.83
      Balanced                                                                            69,393                        11.14
      Growth Equity                                                                      123,406                        11.00
      Disciplined Equity                                                                  54,161                        10.05
      Value Equity                                                                        62,043                        12.52
      Emerging Growth Equity                                                              86,819                        12.01

Investments in The Institutional Universal Funds, Inc Sub-Accounts:
      Mid Cap Growth                                                                      87,781                        12.58
      Mid Cap Value                                                                       44,148                        13.14
      High Yield                                                                          23,181                         9.12

Investments in OCC Accumulation Trust Sub-Accounts:
      Equity                                                                              61,655                        11.49
      Small Cap                                                                           16,703                        15.11

Investments in PIMCO Variable Insurance Trust Sub-Accounts:
      StocksPLUS Growth and Income                                                        82,128                        10.37
      Foreign Bond                                                                         1,231                        10.97
      Total Return Bond                                                                   57,774                        10.98
      Money Market                                                                       104,093                        10.51

Investments in Salomon Brothers Variable Series Funds Sub-Account:
      Capital                                                                             64,958                        13.42